UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8416
                                   ---------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

         Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   12/31
                        -----------

Date of reporting period:  12/31/05
                         -----------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F. Street, N.E, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report



TOUCHSTONE
----------------------------------------------------------------------- Variable
                                                                        Series
                                                                        Trust
TOUCHSTONE VARIABLE SERIES TRUST
o     Touchstone Balanced Fund
o     Touchstone Baron Small Cap Fund
o     Touchstone Core Bond Fund
o     Touchstone Eagle Capital Appreciation Fund
o     Touchstone Emerging Growth Fund
o     Touchstone Enhanced Dividend 30 Fund
o     Touchstone Growth & Income Fund
o     Touchstone High Yield Fund
o     Touchstone Money Market Fund
o     Touchstone Third Avenue Value Fund
o     Touchstone Value Plus Fund
o     Touchstone Aggressive ETF Fund
o     Touchstone Conservative ETF Fund
o     Touchstone Enhanced ETF Fund
o     Touchstone Moderate ETF Fund

                                                                 Annual Report
                                                               December 31, 2005

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

We are pleased to provide you with the Touchstone Variable Series Trust Annual Report. Inside you will find key financial information and manager commentaries for the twelve months ended December 31, 2005.

As we look back on the previous year, the U.S. economy displayed a high degree of resilience, deflecting the impact of surging energy prices, monetary tightening and natural disasters. Increased consumer and capital spending, record employment figures and home sales, along with historically low inflation have fueled its strength.

In mid-December, the Federal Reserve Board (Fed) completed its 13th consecutive rate hike since June 2004, bringing the Federal Funds rate to 4.25%. Short-term consumer and business borrowing costs have moved in stride with the Fed changes. Uncertainties about future rate increases remain as analysts are watchful of the Fed's views of inflation, the housing and job markets and other key economic indicators. Alan Greenspan also ends his 18-year stretch as Fed Chairman in January and Ben Bernanke takes control, which raises questions whether the rate increase succession will desist or Bernanke will continue Greenspan's inflation-fighting resolve.

While short-term rates increased, the yield curve remained moderately flat throughout the year. Consequently, longer-term bond performance posted relatively favorable returns.

Oil prices experienced record highs during the year, a situation intensified by the significant damage inflicted on refining capabilities in the Gulf region by Hurricanes Katrina and Rita. Despite the rally in energy costs and fears of accelerating inflation, corporations exhibited continued strength in profit growth.

The U.S. equity markets also managed to post positive results and completed the year showing modest gains with a 4.91% return for the S&P 500 Index. Mid-cap stocks outperformed other equity classes by a large margin. However, many analysts believe large-cap stocks, which have underperformed stocks of other capitalization ranges, are due for a return. Meanwhile, value stocks outperformed growth stocks for the fifth consecutive year, with growth closing the gap on value near year-end.

Touchstone endeavors to offer a disciplined approach to investment management that is well suited to helping you attain your goals. It is our belief that aligning ourselves with expert sub-advisors, who are proven managers, can consequently produce excellent performance. We continue to support a long-term investment outlook and encourage you to focus on diversifying your portfolio to achieve the full potential benefits of investing.

On behalf of my colleagues at Touchstone Investments, I thank you for the opportunity to assist with your investments and appreciate the trust you've placed in us. We look forward to serving you in the future.

Best regards,

/s/ Jill T. McGruder
Jill T. McGruder
President
Touchstone Variable Series Trust

2

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

TABULAR PRESENTATION OF SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
   (UNAUDITED)                                                 December 31, 2005

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
                           TOUCHSTONE BALANCED FUND
Equity Sector Allocation
Financials                                                                 31.5
Consumer Discretionary                                                     19.6
Industrials                                                                14.3
Health Care                                                                14.2
Information Technology                                                      7.9
Energy                                                                      5.4
Utilities                                                                   3.6
Materials                                                                   1.4
Telecommunication                                                           1.0
Investment Funds                                                            5.9
Other Assets/Liabilities (Net)                                             (4.8)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----

FIXED INCOME                                                        (% OF FIXED
SECTOR ALLOCATION                                                 INCOME ASSETS)
U.S. Treasury                                                              31.0
U.S. Agency                                                                27.8
AAA/Aaa                                                                     6.7
AA/Aa                                                                       8.6
A/A                                                                        12.3
BBB/Baa                                                                     8.4
BB/Ba                                                                       4.1
B/B                                                                         1.1
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----

ASSET ALLOCATION                                              (% OF NET ASSETS)
Equities                                                                   68.9
Fixed Income                                                               30.0
Investment Funds                                                            5.9
Other Assets/Liabilities                                                   (4.8)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
Sector Allocation                                             (% of Net Assets)
Information Technology                                                     21.4
Financials                                                                 17.7
Consumer Discretionary                                                     17.2
Health Care                                                                16.1
Industrials                                                                10.9
Consumer Staples                                                            7.3
Telecommunication                                                           2.1
Investment Funds                                                           14.8
Other Assets/Liabilities (Net)                                             (7.5)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      TOUCHSTONE ENHANCED DIVIDEND 30 FUND
Sector Allocation                                             (% of Net Assets)
Industrials                                                                18.7
Telecommunication                                                          18.1
Consumer Discretionary                                                     13.2
Consumer Staples                                                           12.3
Financials                                                                 11.7
Information Technology                                                      9.0
Health Care                                                                 6.5
Materials                                                                   4.0
Energy                                                                      3.2
Investment Funds                                                           10.8
Other Assets/Liabilities (Net)                                             (7.5)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        TOUCHSTONE BARON SMALL CAP FUND
Sector Allocation                                             (% of Net Assets)
Consumer Discretionary                                                     42.9
Financials                                                                 17.0
Health Care                                                                15.0
Industrials                                                                 7.7
Information Technology                                                      6.0
Energy                                                                      5.7
Utilities                                                                   1.8
Materials                                                                   1.0
Investment Funds                                                           17.5
Other Assets/Liabilities (Net)                                            (14.6)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           TOUCHSTONE CORE BOND FUND
Credit Quality                                         (% of Total Investments)
U.S. Treasury                                                              21.8
U.S. Agency                                                                41.0
AAA/Aaa                                                                    17.7
AA/Aa                                                                       0.6
A/A                                                                         7.9
BBB/Baa                                                                    10.7
BB/Ba                                                                       0.3
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        TOUCHSTONE EMERGING GROWTH FUND
Sector Allocation                                             (% of Net Assets)
Health Care                                                                27.9
Information Technology                                                     19.1
Energy                                                                     15.8
Consumer Discretionary                                                     12.5
Industrials                                                                12.0
Financials                                                                  7.0
Materials                                                                   1.8
Consumer Staples                                                            0.2
Investment Funds                                                           18.8
Other Assets/Liabilities (Net)                                            (15.1)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        TOUCHSTONE GROWTH & INCOME FUND
Sector Allocation                                             (% of Net Assets)
Financials                                                                 15.5
Information Technology                                                     12.2
Energy                                                                      9.0
Industrials                                                                 5.5
Health Care                                                                 4.5
Consumer Discretionary                                                      3.9
Consumer Staples                                                            2.8
Utilities                                                                   2.4
Telecommunication                                                           1.7
Materials                                                                   1.5
Investment Funds                                                           42.0
Other Assets/Liabilities (Net)                                             (1.0)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE HIGH YIELD FUND
CREDIT QUALITY                                         (% OF TOTAL INVESTMENTS)
BBB/Baa                                                                     3.8
BB/Ba                                                                      42.6
B/B                                                                        50.7
CCC/Caa                                                                     2.9
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      TOUCHSTONE THIRD AVENUE VALUE FUND
Sector Allocation                                             (% of Net Assets)
Financials                                                                 34.8
Information Technology                                                     15.4
Energy                                                                     14.6
Consumer Discretionary                                                      6.5
Materials                                                                   4.2
Health Care                                                                 3.7
Industrials                                                                 2.9
Investment Funds                                                           17.1
Other Assets/Liabilities (Net)                                              0.8
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TOUCHSTONE MONEY MARKET FUND
Credit Quality                                         (% of Total Investments)
A-1/P-1F-1                                                                 98.3
FW1*                                                                        1.7
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----

PORTFOLIO ALLOCATION                                          (% OF NET ASSETS)
Variable Rate Demand Notes                                                 62.8
Corporate Notes/Commercial Paper                                           26.9
Taxable Municipal Bonds                                                     8.2
U.S. Government Agency                                                      1.3
Other Assets/Liabilities (Net)                                              0.8
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE VALUE PLUS FUND
Sector Allocation                                             (% of Net Assets)
Financials                                                                 26.6
Health Care                                                                12.0
Energy                                                                     11.5
Consumer Discretionary                                                     10.0
Information Technology                                                      9.2
Industrials                                                                 9.1
Consumer Staples                                                            6.2
Utilities                                                                   5.3
Telecommunication                                                           4.6
Materials                                                                   2.6
Investment Funds                                                            7.5
Other Assets/Liabilities (Net)                                             (4.6)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

* Equivalent of Standard & Poor's and Moody's highest short-term ratings of A1 and P1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

4

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
           Tabular Presentation of Schedules of Investments continued

--------------------------------------------------------------------------------
                        TOUCHSTONE AGGRESSIVE ETF FUND
Sector Allocation                                             (% of Net Assets)
Exchange Traded Funds                                                      96.1
Investment Funds                                                            2.3
Other Assets/Liabilities (Net)                                              1.6
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TOUCHSTONE CONSERVATIVE ETF FUND
Sector Allocation                                             (% of Net Assets)
Exchange Traded Funds                                                      98.6
Investment Funds                                                            2.4
Other Assets/Liabilities (Net)                                             (1.0)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TOUCHSTONE ENHANCED ETF FUND
Sector Allocation                                             (% of Net Assets)
Exchange Traded Funds                                                      97.9
Investment Funds                                                            2.6
Other Assets/Liabilities (Net)                                             (0.5)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TOUCHSTONE MODERATE ETF FUND
Sector Allocation                                             (% of Net Assets)
Exchange Traded Funds                                                      98.3
Investment Funds                                                            3.0
Other Assets/Liabilities (Net)                                             (1.3)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

                                                        ------------------------
                                                        TOUCHSTONE BALANCED FUND
                                                        ------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

TOUCHSTONE BALANCED FUND

SUB-ADVISED BY OPPENHEIMER CAPITAL  LLC

PERFORMANCE AND MARKET OVERVIEW

The Fund's total return was 6.61% for the twelve months ended December 31, 2005. The total return for the S&P 500 Index was 4.91% and the Lehman Brothers U.S. Aggregate Index was 2.43% for the same period. Its blended benchmark comprised of 60% of the S&P 500 Index and 40% of the Lehman Brothers U.S. Aggregate Index was 3.92% for the same period.

In 2005, stocks posted modest gains as concerns over rising energy prices and a rising interest rate environment helped put a damper on stock market performance. Smaller-capitalization stocks outperformed their large-cap peers. Energy and Utility stocks were the best performers in 2005, while Consumer Discretionary and Telecommunication stocks were the poorest performers for the year. Bonds gained ground in 2005, leaning against the headwinds of 200 basis points (2%) of Federal Reserve tightening and concern that higher energy prices would fuel inflation pressure.

PORTFOLIO REVIEW

The equity portion of the Fund outperformed the S&P 500 Index. The Consumer Discretionary, Energy and Technology sectors provided the greatest contribution to performance, as stock selection was strong in all three sectors. The Consumer Discretionary sector saw strong contributions from Retail chains. One stock performed well, after announcing its pending acquisition, as did another, which largely benefited from investor enthusiasm for its new management team and turnaround strategy. In the Energy sector, two stocks were strong contributors to performance. Three Technology stocks all posted substantial gains.

Exposure to the Health Care, Consumer Staples and Materials sectors negatively impacted Fund performance in 2005. We believe many of these stocks are poised to perform well in 2006 as the market refocuses on their strong fundamentals.

The fixed income portion of the Fund slightly underperformed the Lehman Brothers Aggregate Index. Auto sector problems, coupled with increased leveraged buyouts and stock dividends, hurt the corporate bond market during 2005, which in turn negatively impacted performance, as the Fund was overweight in Corporate Bonds. Conversely, the fixed income portion of the Fund's overweight in longer duration securities positively impacted performance as the yield curve flattened during the year, with longer-term bonds outperforming shorter maturity bonds. The Federal Reserve raised rates eight times in 2005, which sent shorter-term bond yields considerably higher. In this environment, longer-term bonds performed well, as investors remained confident that the Fed was active enough to stave off future inflation. Also, our near-Index weight of Mortgage-Backed securities also was positive factor affecting performance, as this sector had favorable relative returns during the year.

6

------------------------
TOUCHSTONE BALANCED FUND
------------------------

CURRENT STRATEGY AND OUTLOOK

Looking ahead, we believe the low risk premiums that have prevailed in the equity markets for the past couple of years may be in the process of normalizing. We see this being driven by higher interest rates, transition of the Fed chairmanship and moderating economic growth. With an end to the Fed's interest-rate-tightening cycle likely approaching, several Financial stocks have become more attractive to us due to improved risk profiles, meaning on a risk-adjusted basis they now appear sufficiently undervalued to be considered for investment. In addition, valuations of many Large Cap Financial stocks remain depressed due to worries about rising interest rates. Once the Fed indicates that a pause in rate hikes may be near, we believe a number of these stocks could be strong performers.

We also continue to find value among Industrials, where we believe the misperception that earnings are nearing a cyclical peak has caused a number of individual securities to be priced improperly. In our view, many of these companies have several more years of earnings growth ahead of them and expect that once this becomes better recognized, the stocks would be poised for attractive upside potential.

In an environment in which investors may require a higher return for putting their capital at risk, we believe the Fund, with its higher-quality bias, could be well positioned for favorable relative returns in the year ahead.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                 Ten Years
           Ended                      Ended                     Ended
         12/31/05                   12/31/05                  12/31/05
           6.61%                      5.81%                     9.12%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                   Ten Years
                                     Ended
                                   12/31/05
                                    139.31%
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]
--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                                 Lehman        Blend: 60%
                                                Brothers     60% S&P 500 -
                                                  U.S.       40% Lehman
                                                Aggregate    Brothers U.S.
                Touchstone       S&P 500         (Major        Aggregate
  Date        Balanced Fund   (Major Index)     Index 2)     (Minor Index)
12/31/95         10,000          10,000          10,000         10,000
12/31/96         11,678          12,296          10,363         11,523
12/31/97         13,851          16,398          11,363         14,274
12/31/98         14,605          21,085          12,350         17,218
12/31/99         16,010          25,522          12,249         19,336
12/31/00         18,045          23,198          13,674         19,179
12/31/01         18,526          20,440          14,828         18,458
12/31/02         16,842          15,923          16,349         16,768
12/31/03         20,475          20,490          17,020         19,929
12/31/04         22,447          22,719          17,758         21,575
12/31/05         23,931          23,834          18,190         22,421

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on November 21, 1994.

                                                        ------------------------
                                                        TOUCHSTONE BALANCED FUND
                                                        ------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2005

     Shares                                                             Value

COMMON STOCKS -- 68.9%
  ADVERTISING -- 4.0%
           5,500  Lamar Advertising Co.*+                           $   253,770
           7,000  Omnicom Group, Inc.                                   595,910
           6,600  WPP Group plc - ADR                                   356,400
--------------------------------------------------------------------------------
                                                                      1,206,080
--------------------------------------------------------------------------------
  AEROSPACE & DEFENSE -- 1.4%
           2,200  DRS Technologies, Inc.                                113,124
           4,000  L-3 Communications Holdings, Inc.                     297,400
--------------------------------------------------------------------------------
                                                                        410,524
--------------------------------------------------------------------------------
  AIRLINES -- 1.7%
          23,700  Continental Airlines, Inc. - Class B*+                504,810
--------------------------------------------------------------------------------
  AUTOMOTIVE -- 0.7%
           7,500  Lear Corp.                                            213,450
--------------------------------------------------------------------------------
  BANKING -- 3.5%
           2,100  M&T Bank Corp.                                        229,005
           3,700  Prosperity Bancshares, Inc.+                          106,338
           4,500  Texas Regional Bancshares, Inc.                       127,350
           8,000  Zions Bancorp                                         604,480
--------------------------------------------------------------------------------
                                                                      1,067,173
--------------------------------------------------------------------------------
  BUSINESS SERVICES -- 1.5%
          24,300  Digitas, Inc.*                                        304,236
           5,500  MoneyGram International, Inc.                         143,440
--------------------------------------------------------------------------------
                                                                        447,676
--------------------------------------------------------------------------------
  COMPUTERS -- 1.4%
           3,000  Jabil Circuit, Inc.*                                  111,270
           7,000  Zebra Technologies, Inc. - Class A*                   299,950
--------------------------------------------------------------------------------
                                                                        411,220
--------------------------------------------------------------------------------
  DIVERSIFIED MANUFACTURING -- 1.1%
           9,200  General Electric, Inc.                                322,460
--------------------------------------------------------------------------------
  ELECTRONICS -- 1.4%
           9,600  Amphenol Corp. - Class A                              424,896
--------------------------------------------------------------------------------
  ENERGY -- 2.5%
          13,200  Cinergy Corp.                                         560,472
           5,000  SCANA Corp.                                           196,900
--------------------------------------------------------------------------------
                                                                        757,372
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 12.5%
           4,600  American Express Co.                                  236,716
           1,520  Ameriprise Financial, Inc.                             62,320
           2,800  Capital One Financial Corp.                           241,920
          10,300  CIT Group, Inc.                                       533,334
          16,600  Citigroup, Inc.                                       805,598
           6,400  Countrywide Financial Corp.                           218,816
          21,000  JPMorgan Chase & Co.                                  833,489
           7,100  Merrill Lynch & Co., Inc.                             480,883
          13,000  TCF Financial Corp.                                   352,820
--------------------------------------------------------------------------------
                                                                      3,765,896
--------------------------------------------------------------------------------
  HEALTH & HOSPITALS -- 4.3%
          11,000  DaVita, Inc.*                                         557,040
           7,100  Kindred Healthcare, Inc.*                             182,896
          10,500  Laboratory Corp. of America Holdings*                 565,425
--------------------------------------------------------------------------------
                                                                      1,305,361
--------------------------------------------------------------------------------
  HOTELS & LODGING -- 1.0%
          28,000  La Quinta Corp.*                                      311,920
--------------------------------------------------------------------------------
  INSURANCE -- 5.9%
          13,700  Conseco, Inc.*                                    $   317,429
           4,100  Hartford Financial
                  Services Group, Inc. (The)                            352,149
           4,000  MGIC Investment Corp.                                 263,280
           5,900  PartnerRe Ltd.                                        387,453
           9,700  Reinsurance Group of America, Inc.                    463,272
--------------------------------------------------------------------------------
                                                                      1,783,583
--------------------------------------------------------------------------------
  MACHINERY/ENGINEERING -- 1.3%
           6,300  National-Oilwell, Inc.*                               395,010
--------------------------------------------------------------------------------
  MANUFACTURING -- 8.2%
           6,500  Actuant Corp. - Class A                               362,700
           8,600  Eaton Corp.                                           576,974
           6,000  Gardner Denver, Inc.*                                 295,800
           7,700  Gentex Corp.                                          150,150
          19,000  Thermo Electron Corp.*                                572,470
          13,400  Waters Corp.*                                         506,520
--------------------------------------------------------------------------------
                                                                      2,464,614
--------------------------------------------------------------------------------
  MEDICAL RESEARCH -- 1.9%
          10,200  Beckman Coulter, Inc.                                 580,380
--------------------------------------------------------------------------------
  MULTI-MEDIA -- 1.7%
          20,500  News Corp. - Class A                                  318,775
           6,000  Viacom, Inc. - Class B                                195,600
--------------------------------------------------------------------------------
                                                                        514,375
--------------------------------------------------------------------------------
  OIL & GAS -- 2.5%
           1,900  BP plc - ADR                                          122,018
           8,200  Delta Petroleum Corp.*                                178,514
           3,700  Exxon Mobil Corp.                                     207,829
           5,500  XTO Energy, Inc.                                      241,670
--------------------------------------------------------------------------------
                                                                        750,031
--------------------------------------------------------------------------------
  PAPER PRODUCTS -- 1.0%
          21,000  Smurfit-Stone Container Corp.*                        297,570
--------------------------------------------------------------------------------
  RESTAURANTS -- 2.2%
           9,100  Applebee's International, Inc.                        205,569
           5,200  Brinker International, Inc.                           201,032
          10,500  Ruby Tuesday, Inc.+                                   271,845
--------------------------------------------------------------------------------
                                                                        678,446
--------------------------------------------------------------------------------
  RETAIL -- 3.5%
          15,600  Claire's Stores, Inc.                                 455,832
          25,400  TJX Companies, Inc. (The)                             590,042
--------------------------------------------------------------------------------
                                                                      1,045,874
--------------------------------------------------------------------------------
  TECHNOLOGY -- 1.2%
          38,000  Taiwan Semiconductor
                  Manufacturing Co. - ADR                               376,580
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS -- 0.7%
           3,400  ALLTEL Corp.                                          214,540
--------------------------------------------------------------------------------
  TRUCKING/SHIPPING -- 1.8%
           6,200  Oshkosh Truck Corp.                                   276,458
          10,000  Pacer International, Inc.                             260,600
--------------------------------------------------------------------------------
                                                                        537,058
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $20,786,899
--------------------------------------------------------------------------------
  INVESTMENT FUNDS -- 5.9%
       1,768,177  Touchstone Institutional
                  Money Market Fund ^**                             $ 1,768,177
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial investments.

8

------------------------
TOUCHSTONE BALANCED FUND
------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued



   Principal                               Interest    Maturity
     Amount                                  Rate        Date          Value

ASSET-BACKED SECURITIES -- 0.0%
  HOUSING -- 0.0%
$            263  Access Financial
                  Manufacture
                  Housing Contract
                  Trust                      7.10%      5/15/21     $       262
--------------------------------------------------------------------------------
CORPORATE BONDS -- 10.3%
  AUTOMOTIVE -- 0.3%
         150,000  General Motors +           7.20%      1/15/11         105,375
--------------------------------------------------------------------------------
  BANKING -- 0.9%
         250,000  BB&T Corp.                 7.25%      6/15/07         257,975
             134  Nykredit                   6.00%      10/1/26              22
--------------------------------------------------------------------------------
                                                                        257,997
--------------------------------------------------------------------------------
  BEVERAGES -- 0.5%
         160,000  Coca-Cola                  8.95%      11/1/06         164,600
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 2.8%
         500,000  General Electric
                  Capital Corp.              6.75%      3/15/32         586,926
         250,000  Household Finance
                  Corp.                      7.88%       3/1/07         258,061
--------------------------------------------------------------------------------
                                                                        844,987
--------------------------------------------------------------------------------
  HOTELS & LODGING -- 1.3%
         350,000  ITT Corp.                  7.38%     11/15/15         379,750
--------------------------------------------------------------------------------
  OIL & GAS -- 1.9%
         500,000  Pemex Project
                  Funding Master
                  Trust                      9.13%     10/13/10         575,500
--------------------------------------------------------------------------------
  RETAIL -- 0.8%
         250,000  Wal-Mart
                  Stores, Inc.               5.25%       9/1/35         242,669
--------------------------------------------------------------------------------
  TECHNOLOGY -- 0.8%
         250,000  IBM Corp.                  4.88%      10/1/06         250,205
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS -- 1.0%
         250,000  Verizon Global             7.75%      6/15/32         297,611
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $ 3,118,694
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.1%
  TRANSPORTATION -- 0.1%
          30,000  Oklahoma
                  City Airport               9.40%      11/1/10     $    32,759
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 0.8%
  GREAT BRITAIN -- 0.8%
         105,000  United Kingdom
                  Treasury                   8.00%      12/7/15     $   238,351
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 9.8%
         500,000  Federal Home
                  Loan Mortgage
                  Corporation                6.25%       3/5/12     $   507,595
$        397,087  Federal National
                  Mortgage
                  Association                5.50%      11/1/33         394,175
          78,332  Federal National
                  Mortgage
                  Association                6.00%       1/1/14          80,043
          60,175  Federal National
                  Mortgage
                  Association                6.00%       3/1/31         $60,884
          35,029  Federal National
                  Mortgage
                  Association                6.00%       2/1/33          35,394
         860,360  Federal National
                  Mortgage
                  Association                6.00%     12/15/33         854,051
          42,166  Federal National
                  Mortgage
                  Association                6.50%      12/1/12          43,360
          20,070  Federal National
                  Mortgage
                  Association                8.00%       1/2/30          21,440
         372,363  Government
                  National Mortgage
                  Association                5.50%      7/15/33         375,316
         129,265  Government
                  National Mortgage
                  Association                6.00%     12/15/32         132,515
         391,365  Government
                  National Mortgage
                  Association                6.00%     11/15/33         400,782
          38,668  Government
                  National Mortgage
                  Association                7.00%      1/15/32          40,586
          26,689  Government
                  National Mortgage
                  Association                7.50%       9/1/30          28,073
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS                          $ 2,974,214
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 9.0%
         500,000  U.S. Treasury Bond         5.50%      8/15/28         562,207
         550,000  U.S. Treasury Note         3.25%      1/15/09         532,533
       1,000,000  U.S. Treasury Note         3.50%     11/15/06         992,149
         650,000  U.S. Treasury Note         4.13%      8/15/10         643,601
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                     $ 2,730,490
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 104.8%
(COST $29,419,827)                                                  $31,649,846
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.8%)                      (1,444,828)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $30,205,018
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2005, was $1,134,232.
** As of December 31, 2005, $1,171,354 represents collateral for securities loaned.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                 -------------------------------
                                                 TOUCHSTONE BARON SMALL CAP FUND
                                                 -------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

TOUCHSTONE BARON SMALL CAP FUND

SUB-ADVISED BY BAMCO, INC.

PERFORMANCE AND MARKET OVERVIEW

The Fund's total return was 7.69% for the twelve months ended December 31, 2005. The total return for the Russell 2000 Index was 4.55% for the same period.

During the year, the Fund maintained its investment focus on what we believe to be well-managed, small-company growth businesses that have large opportunities and significant barriers to competition.

PORTFOLIO REVIEW

Energy & Energy Service had the most positive impact on Fund performance for 2005. Record high gas and oil prices resulted in a very tight balance between supply and demand, which was exacerbated by an especially hot summer in the U.S. and hurricanes Katrina and Rita.

Financial Services (Brokerage & Exchanges) also positively impacted Fund performance. The three holdings in the group were all up for the year. Consumer Discretionary (Apparel) also made a significant contribution to the Fund. One stock in particular led performance, due to the company's double-digit revenue and earnings growth in its core business and a strategic acquisition of its struggling competitor this past summer. Together, the two businesses will represent the most recognized brands in the U.S. and offer several avenues for continued market share gains. Throughout the year, this company posted robust growth across all channels (mass, wholesale and retail) and expanded operating margins to double-digit levels.

Health Services (Insurance) and Financial Services (Miscellaneous) detracted from Fund performance in 2005. Despite strong enrollment growth and significant new business wins, one stock declined significantly in 2005 when the company experienced higher than anticipated medical cost trends in several of its markets. Lower earnings, limited visibility of the causes, and questions over the company's ability to return to its historically stable and predictable healthcare cost trends, contributed to the stock's sell off. We believe the opportunity for pure play Medicaid HMOs remains very large, and that its talented management team is taking proper steps to restore the company to its former growth and profitability.

CURRENT STRATEGY AND OUTLOOK

We believe the companies we own will continue to grow at healthy and sustainable rates and we expect that their share prices will continue to reflect their attractive prospects. The Fund invests in what we believe are forward-looking, well-managed, fast-growing businesses for the long-term. We remain optimistic about the long-term prospects of these businesses and therefore remain optimistic regarding the performance of their stocks.

10

-------------------------------
TOUCHSTONE BARON SMALL CAP FUND
-------------------------------



--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                 Ten Years
           Ended                      Ended                     Ended
         12/31/05                   12/31/05                  12/31/05
           7.69%                     10.97%                     9.36%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                   Ten Years
                                     Ended
                                   12/31/05
                                    144.61%
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]
--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                         Touchstone                      Russell
                        Baron Small                        2000
 Date                     Cap Fund                    (Major Index)
12/31/95                   10,000                         10,000
12/31/96                   11,854                         11,649
12/31/97                   14,827                         14,254
12/31/98                   14,737                         13,890
12/31/99                   14,358                         16,843
12/31/00                   14,537                         16,335
12/31/01                   15,497                         16,741
12/31/02                   13,319                         13,313
12/31/03                   17,772                         19,603
12/31/04                   22,716                         23,196
12/31/05                   24,461                         24,252

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 14, 1992.

                                                 -------------------------------
                                                 TOUCHSTONE BARON SMALL CAP FUND
                                                 -------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2005

      Shares                                                           Value

COMMON STOCKS -- 97.1%
  ADVERTISING SERVICES -- 1.6%
           5,000  Getty Images, Inc.*                               $   446,350
--------------------------------------------------------------------------------
  APPAREL -- 3.6%
           9,000  Carter's, Inc.*                                       529,650
           8,000  Polo Ralph Lauren Corp.                               449,120
--------------------------------------------------------------------------------
                                                                        978,770
--------------------------------------------------------------------------------
  BUSINESS SERVICES -- 3.2%
          12,000  ChoicePoint Inc.*                                     534,120
          15,000  Copart, Inc.*                                         345,900
--------------------------------------------------------------------------------
                                                                        880,020
--------------------------------------------------------------------------------
  CHEMICALS -- 1.7%
          15,000  Senomyx, Inc.*                                        181,800
          10,000  Symyx Technologies, Inc.*                             272,900
--------------------------------------------------------------------------------
                                                                        454,700
--------------------------------------------------------------------------------
  COMMUNICATIONS -- 1.5%
          22,500  SBA Communications Corp.*                             402,750
--------------------------------------------------------------------------------
  CONSULTING -- 1.1%
           8,000  Hewitt Associates, Inc.*                              224,080
           4,000  LECG Corp.*                                            69,520
--------------------------------------------------------------------------------
                                                                        293,600
--------------------------------------------------------------------------------
  EDUCATION -- 6.5%
          30,000  DeVry, Inc.* +                                        600,000
          15,000  Education Management Corp.*                           502,650
           4,000  Strayer Education, Inc.                               374,800
          10,000  Universal Technical Institute, Inc.*                  309,400
--------------------------------------------------------------------------------
                                                                      1,786,850
--------------------------------------------------------------------------------
  ENERGY & ENERGY SERVICES -- 5.7%
          12,000  Encore Acquisition Company*                           384,480
           9,500  FMC Technologies, Inc.*                               407,740
           5,000  SEACOR SMIT, Inc.*                                    340,500
          10,000  XTO Energy, Inc.                                      439,400
--------------------------------------------------------------------------------
                                                                      1,572,120
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/ASSET MANAGEMENT -- 0.7%
          10,000  Cohen & Steers, Inc.                                  186,300
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/BROKERAGE & EXCHANGES -- 5.1%
           1,600  Chicago Mercantile Exchange                           587,984
          10,000  International Securities Exchange, Inc.*              275,200
          12,000  Jefferies Group, Inc.                                 539,760
--------------------------------------------------------------------------------
                                                                      1,402,944
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/COMMUNITY BANKS -- 2.8%
           3,500  Central Pacific Financial Corp.                       125,720
          12,000  First Republic Bank                                   444,120
          11,000  UCBH Holdings, Inc. +                                 196,680
--------------------------------------------------------------------------------
                                                                        766,520
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/INSURANCE -- 2.5%
          12,500  Arch Capital Group Ltd.*                              684,375
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/MISCELLANEOUS -- 2.4%
           6,000  CheckFree Corp.*                                      275,400
          12,000  First Marblehead Corp. (The) +                        394,320
--------------------------------------------------------------------------------
                                                                        669,720
--------------------------------------------------------------------------------
  GAMING SERVICES -- 1.4%
          15,000  Shuffle Master, Inc.* +                               377,100
--------------------------------------------------------------------------------
  GOVERNMENT SERVICES -- 1.5%
           7,500  Anteon International Corp.*                           407,625
--------------------------------------------------------------------------------
  HEALTH CARE FACILITIES -- 4.3%
           8,000  Community Health Systems, Inc.*                   $   306,720
          12,000  Manor Care, Inc.                                      477,240
          12,500  United Surgical Partners
                    International, Inc.*                                401,875
--------------------------------------------------------------------------------
                                                                      1,185,835
--------------------------------------------------------------------------------
  HEALTH CARE PRODUCTS -- 2.9%
          25,000  DepoMed, Inc.* +                                      150,000
          11,000  Edwards Lifesciences Corp.*                           457,710
           2,000  INAMED Corp.*                                         175,360
--------------------------------------------------------------------------------
                                                                        783,070
--------------------------------------------------------------------------------
  HEALTH SERVICES -- 2.8%
           6,000  Charles River Laboratories
                    International, Inc.*                                254,220
          15,000  Odyssey Healthcare, Inc.*                             279,600
           8,000  PRA International*                                    225,200
--------------------------------------------------------------------------------
                                                                        759,020
--------------------------------------------------------------------------------
  HEALTH SERVICES/INSURANCE -- 3.8%
          27,000  AMERIGROUP Corp.*                                     525,420
          20,000  Centene Corp.*                                        525,800
--------------------------------------------------------------------------------
                                                                      1,051,220
--------------------------------------------------------------------------------
  HOME BUILDING -- 0.7%
           4,000  Hovnanian Enterprises, Inc. - Class A*                198,560
--------------------------------------------------------------------------------
  HOTELS & LODGING -- 2.6%
          10,000  Choice Hotels International, Inc.                     417,600
           6,200  Four Seasons Hotels, Inc.                             308,450
--------------------------------------------------------------------------------
                                                                        726,050
--------------------------------------------------------------------------------
  MEDIA -- 0.7%
           5,000  Radio One, Inc. - Class A*                             51,350
           5,000  Radio One, Inc. - Class D*                             51,750
           7,200  Saga Communications, Inc. - Class A*                   78,264
--------------------------------------------------------------------------------
                                                                        181,364
--------------------------------------------------------------------------------
  MEDICAL EQUIPMENT -- 0.8%
           9,000  Immucor, Inc.*                                        210,240
--------------------------------------------------------------------------------
  REAL ESTATE -- 5.3%
           1,500  Alexander's, Inc.*                                    368,250
          10,000  CB Richard Ellis Group, Inc.*                         588,500
           6,500  CoStar Group, Inc.*                                   280,605
          20,000  Spirit Finance Corp.                                  227,000
--------------------------------------------------------------------------------
                                                                      1,464,355
--------------------------------------------------------------------------------
  RECREATION & RESORTS -- 12.7%
          10,000  Isle of Capri Casinos, Inc.* +                        243,600
          15,000  Kerzner International Ltd.*                         1,031,250
          12,000  Station Casinos, Inc.                                 813,600
          10,000  Vail Resorts, Inc.*                                   330,300
          20,000  Wynn Resorts, Ltd.* +                               1,096,999
--------------------------------------------------------------------------------
                                                                      3,515,749
--------------------------------------------------------------------------------
  RESTAURANTS -- 5.6%
          10,000  California Pizza Kitchen, Inc.*                       319,700
           9,750  Cheesecake Factory Inc. (The)*                        364,553
           6,000  P.F. Chang's China Bistro, Inc.* +                    297,780
           5,000  Panera Bread Company* +                               328,400
           4,500  Red Robin Gourmet Burgers*                            229,320
--------------------------------------------------------------------------------
                                                                      1,539,753
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial investments.

12

-------------------------------
TOUCHSTONE BARON SMALL CAP FUND
-------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

      Shares                                                           Value

COMMON STOCKS -- 97.1% - CONTINUED
  RETAIL STORES -- 8.6%
          10,000  Cabela's, Inc. - Class A* +                       $   166,000
          15,000  CarMax, Inc.*                                         415,200
          15,000  Dick's Sporting Goods, Inc.* +                        498,600
          16,500  DSW, Inc. - Class A*                                  432,630
           6,000  PETCO Animal Supplies, Inc.*                          131,700
          20,000  Select Comfort Corp.* +                               547,000
           4,700  United Auto Group, Inc.                               179,540
--------------------------------------------------------------------------------
                                                                      2,370,670
--------------------------------------------------------------------------------
  SOFTWARE -- 1.3%
           8,500  Kronos Inc.*                                          355,810
--------------------------------------------------------------------------------
  TRANSPORTATION -- 1.9%
          10,500  Genesee & Wyoming Inc.*                               394,275
           7,500  JetBlue Airways Corp.* +                              115,350
--------------------------------------------------------------------------------
                                                                        509,625
--------------------------------------------------------------------------------
  UTILITY SERVICES -- 1.8%
          10,000  ITC Holdings Corp.                                    280,900
           8,820  Southern Union Company*                               208,417
--------------------------------------------------------------------------------
                                                                        489,317
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $26,650,382
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 17.5%
       4,796,258  Touchstone Institutional
                  Money Market Fund ^ **                            $ 4,796,258
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 114.6%
(COST $22,007,276)                                                  $31,446,640
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (14.6%)                     (4,003,367)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $27,443,273
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2005, was $4,280,053.
** As of December 31, 2005, $4,417,383 represents collateral for securities loaned.

The accompanying notes are an integral part of the financial investments.

                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

TOUCHSTONE CORE BOND FUND

SUB-ADVISED BY FORT WASHINGTON INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET OVERVIEW

The Fund's total return was 1.68% for the twelve months ended December 31, 2005. The total return for the Lehman Brothers U.S. Aggregate Index was 2.43% for the same period.

We are struck by how well the U.S. economy has overcome the headwinds of monetary tightening, surging energy prices and a series of natural disasters. The economy may have posted its eleventh consecutive quarter of growth in excess of 3% in the fourth quarter. Meanwhile, core inflation, which excludes food and energy, appears to be holding around 2%, despite more than a doubling of oil prices in the past two years.

The end result for 2005 was a lackluster year for U.S. financial markets. Bond investors were not able to earn the coupon rates on bonds, as short- and medium-term yields rose. Nonetheless, long-term yields stayed in narrow ranges, despite a 200 basis point rise in the federal funds rate to 4.25%. Meanwhile, the stock market, as measured by the S&P 500 Index, generated a 5% total return. Volatility in the bond market was the lowest in nearly 20 years, while stock market volatility was the lowest in four decades. Interest rates increased the greatest in the short end of the curve during the year with the longest portion of the curve decreasing in yield.

PORTFOLIO REVIEW

The overall performance of the Fund, relative to the benchmark, was negative. This was due to low returns and low volatility in the bond market which, when combined with the diversified nature of the Fund, make outperformance difficult without taking extreme positions versus the benchmark.

Fund performance relative to the market during the year was positively influenced by the Fund's defensive interest rate position (positioned for higher interest rates) and its holdings in Treasury Inflation Protected Securities. Corporate bonds and Mortgage-Backed Securities underperformed U.S. Treasuries. The Fund was slightly overweight both sectors, which negatively impacted performance compared to the market.

The Fund's higher-quality bias of its holdings in Corporate Bonds contributed to relative performance, which outperformed lower quality bonds. Good security selection in Mortgage-Backed Securities also contributed to relative performance.

CURRENT STRATEGY AND OUTLOOK

Looking forward, the consensus calls for the economy to slow somewhat, as the housing sector cools; nonetheless, real GDP growth is expected to exceed 3%. Core inflation is expected to edge up to about 2.2%. The most likely outcome is that investors will again be able to earn moderate returns on financial assets.

Although we believe interest rates may drift to the higher end of last year's range, the risk of a large increase in rates looks less likely, and therefore we have reduced our defensive interest rate position. The position of the Fund relative to the yield curve has been moved to a neutral position based on our view that the yield curve is not likely to invert significantly. We are less optimistic about Corporate Bonds given the relatively small risk premiums and recent volatility of this sector. Stable to slightly higher interest rates are typically a good environment for Mortgage-Backed Securities and we have increased the Fund's allocation to this sector.

14

-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
         12/31/05                   12/31/05                   1/1/99
           1.68%                      4.82%                     4.54%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------

                                Since Inception
                                     1/1/99
                                     36.42%
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                     Touchstone        Lehman Brothers
                                     Core Bond          U.S. Aggregate
                                        Fund            (Major Index)

                  01/01/99             10,000             10,000
                  12/31/99              9,872              9,872
                  12/31/00             10,780             11,020
                  12/31/01             11,626             11,950
                  12/31/02             12,548             13,176
                  12/31/03             12,986             13,717
                  12/31/04             13,416             14,312
                  12/31/05             13,642             14,660

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on January 1, 1999.

                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2005


    Principal                              Interest   Maturity
     Amount                                  Rate        Date           Value

CORPORATE BONDS -- 19.4%
  AEROSPACE & DEFENSE -- 0.3%
$        135,000  United Technologies
                  Corp.                      5.40%       5/1/35     $   134,529
--------------------------------------------------------------------------------
  AUTOMOBILES -- 0.9%
         320,000  Daimlerchrysler
                  NA Holding                 7.20%       9/1/09         338,414
--------------------------------------------------------------------------------
  BANKING -- 1.6%
         105,000  JPMorgan Capital           5.88%      3/15/35         104,394
         250,000  Key Bank NA                5.80%       7/1/14         259,754
         225,000  National
                  Westminster Bank           7.38%      10/1/09         244,271
--------------------------------------------------------------------------------
                                                                        608,419
--------------------------------------------------------------------------------
  DIVERSIFIED MANUFACTURING -- 0.4%
         140,000  General Electric Co.       5.00%       2/1/13         139,927
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES -- 5.0%
         275,000  Appalachian
                  Power Co.                  5.95%      5/15/33         276,236
         300,000  Carolina Power
                  & Light                    5.25%     12/15/15         299,622
         225,000  Entergy
                  Louisiana                  6.30%       9/1/35         220,273
         215,000  National Rural
                  Utilities                  3.25%      10/1/07         208,936
         440,000  NiSource Finance
                  Corp.                      3.20%      11/1/06         433,637
         200,000  Pacific Gas
                  & Electric                 6.05%       3/1/34         206,992
         285,000  PSI Energy, Inc.           7.85%     10/15/07         298,077
--------------------------------------------------------------------------------
                                                                      1,943,773
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 1.1%
         325,000  Caterpillar
                  Financial Services
                  Corp.                      4.75%      2/17/15         317,388
         120,000  Ford Motor Credit          7.38%     10/28/09         106,426
--------------------------------------------------------------------------------
                                                                        423,814
--------------------------------------------------------------------------------
  FOOD -- 1.2%
         200,000  Coca-Cola
                  Enterprises                6.70%     10/15/36         228,843
         225,000  Pepsi Bottling             5.63%      2/17/09         230,243
--------------------------------------------------------------------------------
                                                                        459,086
--------------------------------------------------------------------------------
  HOME BUILDING -- 0.6%
         250,000  Centex Corp.               4.55%      11/1/10         239,633
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING -- 1.7%
         100,000  AOL Time Warner            7.70%       5/1/32         112,466
         212,000  British Sky
                  Broadcasting               6.88%      2/23/09         222,084
         350,000  Reed Elsevier
                  Capital                    4.63%      6/15/12         339,197
--------------------------------------------------------------------------------
                                                                        673,747
--------------------------------------------------------------------------------
  OIL & GAS -- 1.7%
         295,000  Canadian Natural
                  Resources                  4.90%      12/1/14         288,617
         125,000  Nexen, Inc.                5.88%      3/10/35         122,915
         250,000  Ras Laffan Lng II,
                  144A                       5.30%      9/30/20         247,938
--------------------------------------------------------------------------------
                                                                        659,470
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 0.3%
$        125,000  Bristol-Myers
                  Squibb                     5.75%      10/1/11      $  129,097
--------------------------------------------------------------------------------
  REAL ESTATE -- 0.9%
         315,000  Avalon Properties          7.50%     12/15/10         347,678
--------------------------------------------------------------------------------
  TECHNOLOGY -- 0.6%
         230,000  IBM Corp.                  6.22%       8/1/27         250,756
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS -- 2.1%
         180,000  Ameritech Capital
                  Funding                    6.15%      1/15/08         183,339
         200,000  Cingular Wireless          7.13%     12/15/31         228,937
         250,000  Sing
                  Telecommunications         6.38%      12/1/11         266,365
         125,000  Sprint Capital Corp.       7.63%      1/30/11         137,841
--------------------------------------------------------------------------------
                                                                        816,482
--------------------------------------------------------------------------------
  TRANSPORTATION -- 1.0%
         380,000  Union Pacific Co.          6.63%       2/1/08         392,461
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                $7,557,286
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 35.6%
         232,698  Federal Home
                  Loan Mortgage
                  Corporation                5.00%      12/1/18         230,711
         344,134  Federal Home
                  Loan Mortgage
                  Corporation                5.50%       1/1/19         346,222
          38,394  Federal Home
                  Loan Mortgage
                  Corporation                7.00%       5/1/30          40,366
         315,550  Federal Home
                  Loan Mortgage
                  Corporation                6.50%       8/1/32         323,952
         585,308  Federal Home
                  Loan Mortgage
                  Corporation                5.50%       5/1/33         581,369
         424,161  Federal Home
                  Loan Mortgage
                  Corporation                5.00%       8/1/33         412,120
         452,876  Federal Home
                  Loan Mortgage
                  Corporation                6.50%      10/1/34         464,611
         452,677  Federal Home
                  Loan Mortgage
                  Corporation                5.50%       1/1/35         448,965
         708,198  Federal Home
                  Loan Mortgage
                  Corporation                6.00%       9/1/35         714,911
       1,161,053  Federal National
                  Mortgage
                  Association                6.00%      11/1/17       1,186,841
         153,705  Federal National
                  Mortgage
                  Association                4.50%       1/1/18         149,911
         338,838  Federal National
                  Mortgage
                  Association                4.50%       6/1/18         330,475
          82,680  Federal National
                  Mortgage
                  Association                8.00%       5/1/30          88,319

The accompanying notes are an integral part of the financial investments.

17

-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
     Schedule of Investments continued

    Principal                              Interest   Maturity
     Amount                                  Rate        Date           Value

AGENCY MORTGAGE-BACKED SECURITIES -- 35.6% - CONTINUED
$         74,927  Federal National
                  Mortgage
                  Association                7.50%       1/1/31     $    78,524
          61,849  Federal National
                  Mortgage
                  Association                6.50%       6/1/31          63,471
         384,087  Federal National
                  Mortgage
                  Association                6.50%       6/1/32         396,286
         293,276  Federal National
                  Mortgage
                  Association                6.50%       9/1/32         301,409
          77,261  Federal National
                  Mortgage
                  Association                6.50%       9/1/32          79,404
         253,173  Federal National
                  Mortgage
                  Association                6.50%      12/1/32         260,193
         389,001  Federal National
                  Mortgage
                  Association                4.50%       8/1/33         367,728
         811,671  Federal National
                  Mortgage
                  Association                5.50%       8/1/33         805,718
         538,539  Federal National
                  Mortgage
                  Association                5.50%      10/1/33         534,589
         200,864  Federal National
                  Mortgage
                  Association                5.00%       4/1/34         195,018
         771,994  Federal National
                  Mortgage
                  Association                5.00%       4/1/34         749,524
         690,896  Federal National
                  Mortgage
                  Association                5.00%       5/1/34         670,787
       1,471,210  Federal National
                  Mortgage
                  Association                5.50%      12/1/34       1,458,213
         271,944  Federal National
                  Mortgage
                  Association                5.00%       2/1/35         263,502
         736,961  Federal National
                  Mortgage
                  Association                6.00%       9/1/35         739,036
       1,483,740  Federal National
                  Mortgage
                  Association                6.00%       1/1/36       1,497,186
             994  Government
                  National
                  Mortgage
                  Association                7.50%       7/1/23           1,052
          65,718  Government
                  National
                  Mortgage
                  Association                3.75%      9/20/24          66,063
          96,545  Government
                  National
                  Mortgage
                  Association                4.00%     10/17/29          92,644
          16,330  Government
                  National
                  Mortgage
                  Association                8.00%      7/15/30          17,477
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                             $13,956,597
--------------------------------------------------------------------------------
  MORTGAGE RELATED SECURITIES -- 16.3%
         585,000  Banc of America
                  Commercial
                  Mortgage                   4.65%      9/11/36         569,370
         300,000  Countrywide
                  Alternative Loan
                  Trust, Series
                  2005-11CB,
                  Class 2A3                  5.50%      6/25/35         296,408
       1,000,000  Credit Suisse
                  First Boston
                  Mortgage Securities
                  Corp.                      5.00%      6/25/35         984,030
         696,532  Credit Suisse
                  First Boston
                  Mortgage
                  Securities Corp.,
                  Series 2005-9,
                  Class 2A1                  5.50%     10/25/35         687,428
         500,000  Deutsche Bank
                  Alternative Loan
                  Trust, Series
                  2003-2XS,
                  Class A6                   4.97%      9/25/33         490,662
         735,000  GE Capital
                  Commercial
                  Mortgage Corp.,
                  Series 2004-C1,
                  Class A2                   3.92%     11/10/38         705,996
         735,000  JPMorgan Chase
                  Commercial
                  Mortgage Securities
                  Corp., Series
                  2001-C1, Class A3          5.86%     10/12/35         760,637
         492,938  Structured Asset
                  Securities Corp.,
                  Series 2005-17,
                  Class 5A1                  5.50%     10/25/35         484,927
         497,503  Washington Mutual
                  Alternative Loan
                  Trust, Series 2005-9,
                  Class 2A4                  5.50%     10/25/35         498,351
         911,604  Wells Fargo
                  Mortgage Backed
                  Securities                 4.99%      2/25/34         898,386
--------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                                   $ 6,376,195
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial investments.

                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

    Principal                              Interest   Maturity
     Amount                                  Rate        Date           Value

SOVEREIGN GOVERNMENT OBLIGATIONS -- 0.5%
  HUNGARY -- 0.5%
$        190,000  Republic of
                  Hungary                    4.75%       2/3/15     $   184,724
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.7%
         825,000  Federal Home
                  Loan Bank                  4.10%      6/13/08         812,648
         473,886  Federal Home
                  Loan Bank                  5.25%      7/28/15         469,740
         660,000  Federal National
                  Mortgage
                  Association                4.63%      1/15/08         658,566
         670,000  Federal National
                  Mortgage
                  Association                4.75%     12/15/10         670,007
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                            $ 2,610,961
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 15.2%
         505,000  U.S. Treasury Bond         8.75%      5/15/20         724,497
         670,000  U.S. Treasury Bond         6.25%      8/15/23         800,074
         894,740  U.S. Treasury
                  Inflation Index
                  Note                       2.00%      1/15/14         889,672
         850,000  U.S. Treasury Note         4.25%     10/31/07         847,510
       2,745,000  U.S. Treasury Note         3.50%      8/15/09       2,665,115
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                     $ 5,926,868
--------------------------------------------------------------------------------

    Shares                                                             Value

INVESTMENT FUNDS -- 9.5%
       3,691,857  Touchstone Institutional
                  Money Market Fund ^                               $ 3,691,857
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.2%
(COST $40,719,061)                                                  $40,304,488
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.2%)                      (1,255,239)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $39,049,249
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At December 31, 2005, this security was valued at $247,938 or 0.63% of net assets.

The accompanying notes are an integral part of the financial investments.

18

------------------------------------------
TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
------------------------------------------


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

SUB-ADVISED BY EAGLE ASSET MANAGEMENT, INC.

PERFORMANCE AND MARKET OVERVIEW

The Fund's total return was 0.05% for the twelve months ended December 31, 2005. The total return for the S&P 500 Index was 4.91% for the same period.

Last year was a stop-and-go affair for investors as the broad S&P 500 Index went through periods of weakness and strength before ending the year modestly higher. Following a broad decline during the first quarter with a slight recovery in the second quarter, the S&P 500 Index posted a solid gain in the third quarter as low inflation with healthy economic growth supported a rally through early August. That rally was subsequently interrupted by a rise in crude-oil prices to new highs with related economic concerns over high energy costs. A modest gain in the Index occurred on the strength of a November rally that ended in December on investor uncertainty over the Fed's future interest rate policy; crude oil prices that were up 40% for the year; and a yield-curve inversion that has historically signaled a slowing economy or possible recession.

PORTFOLIO REVIEW

In that environment, the Fund experienced a rare "perfect storm" of impediments that penalized its return relative to its benchmark. The Fund's poor performance largely reflected its lack of positioning in the strongest S&P sector, Energy, which responded to the spike in crude oil prices during the year, as well as underperformance in the overweight Technology sector, where it was hurt by significant declines in several stocks.

The Fund's lack of Energy exposure reflected the following rationale: Demand for crude went up in 2004 while supply remained stable. Some believe this had set a trend in which demand growth should continue to exceed supply growth for the foreseeable future, leading to ever-higher crude oil prices. We don't believe the supply/demand balance will remain this tight and that the spike in crude oil prices reflected a speculative bubble exacerbated by petroleum-facility damage caused by the Gulf Coast hurricanes. The Fund also suffered due to its lack of holdings in Utilities, the S&P 500 Index's second-strongest performing sector.

Our process seeks to invest in good businesses that offer achievable growth potential with attractive valuations. At year-end, the Fund had above-market weightings in Consumer Discretionary, Technology and Health Care; a market weighting in Industrials; and underweight in Consumer Staples and Financials. In addition, our strategy normally underweights Materials, Energy and Utilities due to their lack of secular growth appeal and the inherent cyclicality in the case of Materials. Our overall sector positioning, however, is more reflective of a dynamic process that seeks attractive businesses selling at reasonable valuations than a macro-based, top-down strategy.

CURRENT STRATEGY AND OUTLOOK

Lower-than-expected long-term interest rates have been a key factor supporting the economy's remarkable resilience. Recent economic data indicates that the housing market is cooling and with higher gasoline, heating-oil and natural gas costs this winter consumer spending is expected to slow.

                                      ------------------------------------------
                                      TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
                                      ------------------------------------------

Meanwhile, corporate spending has been slower compared to previous economic expansions, but we believe it may be more sustainable this time given impressive corporate balance sheets.

We expect to see much slower earnings growth ahead and believe that attractively priced quality and stability will be rewarded. We believe the run-up in Energy stocks and speculative names is unmistakable evidence of momentum investors moving the market. Our style is often at odds with momentum investors, as it is currently, but we will remain patient and disciplined investors.


--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                 Ten Years
           Ended                      Ended                     Ended
         12/31/05                   12/31/05                  12/31/05
           0.05%                     (5.30%)                    5.25%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                   Ten Years
                                     Ended
                                   12/31/05
                                     66.74%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]

                                Touchstone
                              Eagle Capital
                               Appreciation      S&P 500
                                   Fund       (Major Index)
                  12/31/95        10,000         10,000
                  12/31/96        11,395         12,296
                  12/31/97        15,358         16,398
                  12/31/98        20,833         21,085
                  12/31/99        28,231         25,522
                  12/31/00        21,893         23,198
                  12/31/01        15,776         20,440
                  12/31/02        10,969         15,923
                  12/31/03        14,506         20,490
                  12/31/04        16,666         22,719
                  12/31/05        16,674         23,834

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 8, 1992.

20

------------------------------------------
TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
------------------------------------------

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2005

      Shares                                                           Value

COMMON STOCKS -- 92.7%
  CAPITAL GOODS -- 10.9%
          43,100  Tyco International Ltd.                           $ 1,243,866
          19,100  United Technologies Corp.                           1,067,881
          29,800  Waste Management Inc.                                 904,430
--------------------------------------------------------------------------------
                                                                      3,216,177
--------------------------------------------------------------------------------
  CONSUMER CYCLICALS -- 7.2%
          11,100  Omnicom Group Inc.                                    944,943
          35,900  Viacom, Inc. - Class B                              1,170,340
--------------------------------------------------------------------------------
                                                                      2,115,283
--------------------------------------------------------------------------------
  CONSUMER STAPLES -- 15.4%
          19,900  CVS Corp.                                             525,758
           9,600  Kimberly-Clark Corp.                                  572,640
          18,900  McDonald's Corp.                                      637,308
          35,700  Newell Rubbermaid Inc. +                              848,946
          14,600  The Coca-Cola Co.                                     588,526
          51,700  Time Warner, Inc.                                     901,648
          10,000  Wal-Mart Stores, Inc.                                 468,000
--------------------------------------------------------------------------------
                                                                      4,542,826
--------------------------------------------------------------------------------
  FINANCIALS -- 17.7%
          11,200  American Express Co.                                  576,352
          21,200  Bank of America Corp. +                               978,380
          20,600  Citigroup, Inc.                                       999,718
          10,500  Fannie Mae                                            512,505
           7,300  Freddie Mac                                           477,055
           7,700  Merrill Lynch & Co., Inc.                             521,521
          21,700  Wachovia Corp.                                      1,147,062
--------------------------------------------------------------------------------
                                                                      5,212,593
--------------------------------------------------------------------------------
  HEALTH CARE -- 16.1%
          25,200  Baxter International Inc.                          $  948,780
          15,200  Guidant Corp.                                         984,200
          19,600  HCA Inc.                                              989,800
          50,500  Pfizer Inc.                                         1,177,660
          14,000  Wyeth                                                 644,980
--------------------------------------------------------------------------------
                                                                      4,745,420
--------------------------------------------------------------------------------
  TECHNOLOGY -- 25.4%
          20,400  Analog Devices, Inc.                                  731,748
          37,700  Applied Materials, Inc.                               676,338
          52,300  Cisco Systems, Inc.*                                  895,376
          17,900  International Game Technology                         550,962
          46,300  Microsoft Corp.                                     1,210,744
          45,500  Nokia Corp. - ADR                                     832,650
          96,200  Oracle Corp.*                                       1,174,602
          26,000  Sprint Nextel Corp.                                   607,360
          45,499  Symantec Corp.*                                       796,233
--------------------------------------------------------------------------------
                                                                      7,476,013
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $27,308,312
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 14.8%
       4,373,645  Touchstone Institutional
                  Money Market Fund ^ **                            $ 4,373,645
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 107.5%
(COST $29,448,917)                                                  $31,681,957
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.5%)                      (2,220,475)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $29,461,482
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2005, was $1,796,152.

** As of December 31, 2005, $1,858,941 represents collateral for securities loaned.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial investments.

                                                 -------------------------------
                                                 TOUCHSTONE EMERGING GROWTH FUND
                                                 -------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

TOUCHSTONE EMERGING GROWTH FUND

SUB-ADVISED BY      WESTFIELD CAPITAL MANAGEMENT COMPANY LLC
                    TCW INVESTMENT MANAGEMENT COMPANY LLC

PERFORMANCE AND MARKET OVERVIEW

The Fund's total return was 15.29% for the twelve months ended December 31, 2005. The total return for the Russell Mid Cap Index was 12.65% and the Russell 2500 Index was 8.11% for the same period.

The Russell Mid Cap Index was among the top performers. Style did not matter, as both the Russell Mid Cap Growth and Value Indexes returned over 12% for the year.

PORTFOLIO REVIEW - WESTFIELD CAPITAL MANAGEMENT COMPANY LLC

The Energy sector drove outperformance during the year, in spite of pulling back during the fourth quarter due to profit taking. We remained overweight the Energy sector as we believed the supply/demand imbalance was underestimated by the market. We do not think this correction will last long, and believe that Energy will remain the leadership group for 2006. Holdings within the Materials sector were the second largest contributor to portfolio outperformance in 2005.

The Health Care sector had the largest weight in the portfolio at year-end, with Health Care equipment being the largest component. Our portion of the Fund benefited from good stock selection with Biotechnology companies driving performance.

Our Technology companies added value with Electronic Equipment Manufacturers and Semiconductor companies leading the sector's performance during the year. Small and medium-sized semiconductor companies have seen increased share gain as larger competition has experienced capacity constraints and industry demand appears to be picking up. Our underweight within the Technology space became less pronounced as we progressed through 2005. We are nearing an equal weight to the benchmark within Technology as valuations look attractive and fundamentals are finally improving. We remain diversified across multiple industries and believe our holdings are positioned to benefit from increased capital spending as corporate America puts enormous free cash flow to work.

Industrials did well on the whole, but a holding involved in relocation services cost us relative performance early in the year. Holdings within the electrical components and the employment services were positive contributors to performance. Positions in industry groups such as Building Products, Industrial Machinery and Environmental Services all contributed to this sector's performance as well. We started the year overweight the Industrial sector and ended the year with an equal weight to the benchmark; however this is an area where we will most likely recommit capital.

The portfolio remained underweight Consumer Discretionary for the entire period as energy prices dampened our outlook for the continued resiliency of the U.S. consumer. We were slightly underweight Financials but will look to put additional funds to work in this sector in 2006.

22

-------------------------------
TOUCHSTONE EMERGING GROWTH FUND
-------------------------------

CURRENT STRATEGY AND OUTLOOK - WESTFIELD CAPITAL MANAGEMENT COMPANY LLC

Westfield Capital Management favors investing in earnings growth stocks given our conviction that stock prices follow earnings progress and that they offer the best opportunity for superior real rates of return. Reasonably priced stocks of companies with high foreseen earnings potential are best identified through in-depth, fundamental research. It is our belief that the mid-cap portion of the market is under-researched, and therefore inefficient. Westfield's research efforts enable us to uncover and exploit these inefficiencies. The firm's experience, extensive research, and first-hand knowledge of company operations derived through on-site visits and meetings with management provide its competitive edge.

Westfield continues to believe that the Health Care sector offers great potential for growth as companies benefit from strong demographics, scientific advancements and positive reimbursement trends. The supply/demand imbalance continues to drive the Energy market, creating vast opportunities for those companies that are properly positioned. In our opinion, coal companies, despite the fourth quarter correction, remain the best opportunity for growth as new price contracts flow to the bottom line. Our analytical team is finding a variety of investments within the Industrial space, as the back end of the economy continues to show strength.

As we enter 2006, we are optimistic about the coming year, the market environment and our portfolio positioning. We will continue to seek out companies with quality earnings growth potential that trade at attractive valuations. Business conditions across the U.S. are generally very good. GDP growth has consistently exceeded expectations during the past several years and corporate balance sheets and profit margins are healthy. Stocks are reasonably priced and further increases in profits, dividends and stock repurchases could support higher prices in the months ahead.

PORTFOLIO REVIEW - TCW INVESTMENT MANAGEMENT COMPANY LLC

For 2005, our portion of the Fund underperformed due to security selection in Health Care and an overweight position in Information Technology. Benefiting performance for the year was an over three times weighting in the Health Care sector, positive security selection in the Industrial sector and an underweight in Financials as a flat yield curve compressed the net interest margins of financial intermediaries and constricted profit growth.

Our companies generally boast strong balance sheets with ample cash cushions, dominant positions in their respective end markets, and are inexpensive based on a variety of measures including price-to-book and price-to-normalized earnings.

Consistent with our investment philosophy, we typically establish positions in out-of-favor equities when a liquidity event affords us the opportunity to accumulate shares at attractive prices. In many cases we are early to build positions, and the holding period for a stock to perform to its potential may last several years.

                                                 -------------------------------
                                                 TOUCHSTONE EMERGING GROWTH FUND
                                                 -------------------------------

CURRENT STRATEGY AND OUTLOOK - TCW INVESTMENT MANAGEMENT COMPANY LLC

While restrictive monetary policy is generally hostile to Small and Mid Cap stocks, in particular, we believe the compelling valuations among our holdings more than justify an extended holding period. The Federal Reserve Board has raised rates by 325 basis points since the middle of 2004 to the end of 2005. However, since both U.S. and global inflation remains muted, Fed tightening should be nearing its end, as indicated by the minutes of the December 13th FOMC meeting. Our style of investing has outperformed its benchmarks over longer periods and we believe the portfolio should now be well positioned for excellent future returns.


--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                 Ten Years
           Ended                      Ended                     Ended
         12/31/05                   12/31/05                  12/31/05
          15.29%                      7.56%                    15.44%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                   Ten Years
                                     Ended
                                   12/31/05
                                    320.17%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                      [The following table was represented
                  as a mountain chart in the printed material.]

                         Touchstone             Russell
                      Emerging Growth           Mid Cap        Russell 2500
      Date                  Fund             (Major Index)     (Minor Index)
    12/31/95               10,000               10,000            10,000
    12/31/96               11,116               11,900            11,903
    12/31/97               14,859               15,352            14,803
    12/31/98               15,346               16,903            14,859
    12/31/99               22,520               19,984            18,447
    12/31/00               29,191               21,633            19,235
    12/31/01               28,426               20,417            19,470
    12/31/02               22,084               17,114            16,004
    12/31/03               32,521               23,969            23,287
    12/31/04               36,443               28,816            27,547
    12/31/05               42,017               32,461            29,781

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on November 21, 1994.

24

-------------------------------
TOUCHSTONE EMERGING GROWTH FUND
-------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2005

      Shares                                                            Value

COMMON STOCKS -- 96.3%
  AEROSPACE & DEFENSE -- 0.1%
             550  Alliant Techsystems*                              $    41,894
--------------------------------------------------------------------------------
  APPAREL -- 0.1%
             940  Jones Apparel Group                                    28,877
--------------------------------------------------------------------------------
  COMMERCIAL SERVICES -- 0.1%
             550  Anixter International, Inc.                            21,516
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING -- 3.5%
          13,500  Mercury Interactive Corp.*                            375,165
         106,100  TIBCO Software, Inc.*                                 792,567
           2,750  Unisys Corp.*                                          16,033
--------------------------------------------------------------------------------
                                                                      1,183,765
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION -- 0.0%
             355  Lexmark International, Inc. - Class A*                 15,915
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY -- 1.7%
             950  Estee Lauder Companies, Inc. (The)                     31,806
             510  Molson Coors Brewing Co. - Class B                     34,165
             750  Univision Communications Inc. - Class A*               22,043
          10,900  Williams-Sonoma*                                      470,334
--------------------------------------------------------------------------------
                                                                        558,348
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - AUTOMOTIVE RETAIL -- 2.6%
          27,000  O'Reilly Automotive, Inc.*                            864,270
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - HOUSEHOLD APPLIANCES -- 3.4%
           9,700  American Standard Companies, Inc.                     387,515
          15,500  Stanley Works (The) +                                 744,620
--------------------------------------------------------------------------------
                                                                      1,132,135
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - SPECIALTY STORES -- 2.2%
          13,400  Dick's Sporting Goods, Inc.* +                        445,416
           6,100  Weight Watchers International, Inc.*                  301,523
--------------------------------------------------------------------------------
                                                                        746,939
--------------------------------------------------------------------------------
  ELECTRONICS -- 0.5%
           2,515  Celestica*                                             26,558
             465  EMCOR Group*                                           31,401
           3,650  LSI Logic*                                             29,200
           1,240  Tektronix                                              34,980
           4,000  Vishay Intertechnology*                                55,041
--------------------------------------------------------------------------------
                                                                        177,180
--------------------------------------------------------------------------------
  ENERGY - COAL AND CONSUMER FUELS -- 8.4%
           7,600  Amerada Hess Corp.                                    963,832
           5,700  Arch Coal                                             453,150
          11,700  CONSOL Energy, Inc.                                   762,606
          17,000  Massey Energy Co. +                                   643,790
--------------------------------------------------------------------------------
                                                                      2,823,378
--------------------------------------------------------------------------------
  ENERGY - OIL AND GAS -- 7.2%
          18,500  BJ Services                                           678,395
          18,700  Chesapeake Energy +                                   593,351
             800  Cooper Cameron*                                        33,120
             500  Ensco International                                    22,175
             450  Murphy Oil Corp.                                       24,296
           7,400  Pioneer Natural Resources Co.                         379,398
          18,000  Smith International, Inc.                             667,980
             400  Weatherford International, Ltd.                        14,480
--------------------------------------------------------------------------------
                                                                      2,413,195
--------------------------------------------------------------------------------
  FINANCIAL - BANKING -- 3.1%
          10,190  Commerce Bancorp, Inc. +                           $  350,638
           1,900  North Fork Bancorporation                              51,984
             625  People's Bank                                          19,413
           8,350  Zions Bancorporation                                  630,925
--------------------------------------------------------------------------------
                                                                      1,052,960
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 3.3%
          11,700  Investors Financial Services +                        430,911
           9,200  T. Rowe Price Group, Inc.                             662,676
--------------------------------------------------------------------------------
                                                                      1,093,587
--------------------------------------------------------------------------------
  HEALTH CARE -- 5.2%
          11,350  Coventry Health Care, Inc.*                           646,496
          18,900  Omnicare, Inc.                                      1,081,458
--------------------------------------------------------------------------------
                                                                      1,727,954
--------------------------------------------------------------------------------
  HEALTH CARE - BIOTECHNOLOGY -- 4.4%
          22,500  Celgene* +                                          1,458,000
             540  Charles River Laboratories
                  International, Inc.*                                   22,880
--------------------------------------------------------------------------------
                                                                      1,480,880
--------------------------------------------------------------------------------
  HEALTH CARE - PHARMACEUTICALS -- 4.9%
          69,000  Elan Corp. plc* +                                     961,170
             750  Par Pharmaceutical Companies, Inc.* +                  23,505
          16,100  Shire Pharmaceuticals Group plc                       624,519
           1,700  Valeant Pharmaceuticals International                  30,736
--------------------------------------------------------------------------------
                                                                      1,639,930
--------------------------------------------------------------------------------
  HEALTH CARE EQUIPMENT -- 10.2%
          16,700  Cytyc Corp.*                                          471,441
          19,500  Dade Behring Holdings, Inc.                           797,355
          13,000  Fisher Scientific International, Inc.*                804,179
             550  Hillenbrand Industries, Inc.                           27,176
          29,000  PerkinElmer                                           683,240
          20,500  Thermo Electron*                                      617,665
--------------------------------------------------------------------------------
                                                                      3,401,056
--------------------------------------------------------------------------------
  HEALTH CARE FACILITY -- 2.6%
          15,000  Community Health Systems*                             575,100
           7,700  Manor Care                                            306,229
--------------------------------------------------------------------------------
                                                                        881,329
--------------------------------------------------------------------------------
  HEAVY MACHINERY -- 0.5%
           1,050  Dover                                                  42,515
           1,200  Pentair, Inc.                                          41,424
           1,225  Varian*                                                48,742
             550  W.W. Grainger, Inc.                                    39,105
--------------------------------------------------------------------------------
                                                                        171,786
--------------------------------------------------------------------------------
  HOME FURNISHINGS -- 0.1%
           1,450  Leggett & Platt                                        33,292
--------------------------------------------------------------------------------
  HOTELS/MOTELS & RESORTS -- 1.3%
           9,900  Gaylord Entertainment Co.*                            431,541
--------------------------------------------------------------------------------
  INDUSTRIALS -- 10.0%
          20,500  AMETEK, Inc.                                          872,070
          13,100  IDEX Corp.                                            538,541
           4,800  ITT Industries, Inc.                                  493,536
          25,800  Monster Worldwide Inc.*                             1,053,155
          10,700  Republic Services, Inc.                               401,785
--------------------------------------------------------------------------------
                                                                      3,359,087
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial investments.

                                                 -------------------------------
                                                 TOUCHSTONE EMERGING GROWTH FUND
                                                 -------------------------------

      Shares                                                           Value

COMMON STOCKS -- 96.3% - CONTINUED
  INFORMATION TECHNOLOGY -- 3.3%
          16,300  Alliance Data Systems Corp.*                      $   580,279
             968  Avid Technology, Inc.*                                 53,008
           1,295  Diebold, Inc.                                          49,210
           1,000  Lam Research*                                          35,680
             650  SPX Corp.                                              29,751
          27,400  Symbol Technologies, Inc.                             351,268
--------------------------------------------------------------------------------
                                                                      1,099,196
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY -
  COMMUNICATIONS EQUIPMENT -- 3.6%
          10,100  Avaya, Inc.*                                          107,767
          42,500  Polycom, Inc.*                                        650,250
          10,400  Scientific-Atlanta, Inc.                              447,928
--------------------------------------------------------------------------------
                                                                      1,205,945
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - CONSULTING -- 4.0%
          10,100  CACI International, Inc. - Class A*                   579,538
          21,200  Satyam Computer Services Ltd. - ADR                   775,708
--------------------------------------------------------------------------------
                                                                      1,355,246
--------------------------------------------------------------------------------
  INSURANCE -- 0.5%
           1,000  Arthur J. Gallagher & Company +                        30,880
           1,240  Assurant, Inc.                                         53,928
           1,350  Old Republic International Corp.                       35,451
           1,100  Willis Group Holdings, Ltd.                            40,634
--------------------------------------------------------------------------------
                                                                        160,893
--------------------------------------------------------------------------------
  MATERIALS -- 1.8%
             565  Cytec Industries, Inc.                                 26,911
             800  International Flavors & Fragrances, Inc.               26,800
           7,000  Monsanto Company                                      542,710
--------------------------------------------------------------------------------
                                                                        596,421
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING -- 0.3%
           2,850  Andrew Corporation*                                    30,580
             840  Dow Jones & Company, Inc. +                            29,812
             350  Entercom Communications Corp.*                         10,385
           1,210  Westwood One, Inc.                                     19,723
--------------------------------------------------------------------------------
                                                                         90,500
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES -- 0.3%
             500  Beckman Coulter, Inc.                                  28,450
             650  Edwards Lifesciences Corp.*                            27,047
           3,850  Teradyne*                                              56,094
--------------------------------------------------------------------------------
                                                                        111,591
--------------------------------------------------------------------------------
  RESTAURANTS -- 1.8%
          20,800  Sonic Corp.*                                       $  613,600
--------------------------------------------------------------------------------
  RETAILERS -- 0.4%
           1,450  Family Dollar Stores, Inc.                             35,946
             667  Federated Department Stores, Inc.                      44,242
           1,445  OfficeMax, Inc.                                        36,645
             700  Tiffany & Co.                                          26,803
--------------------------------------------------------------------------------
                                                                        143,636
--------------------------------------------------------------------------------
  SERVICES - DATA PROCESSING -- 1.2%
           8,400  CheckFree Corp.*                                      385,560
--------------------------------------------------------------------------------
  TECHNOLOGY - SEMI-CONDUCTORS -- 3.7%
          13,300  Advanced Micro Devices, Inc.*                         406,979
           2,600  Cypress Semiconductor Corp.* +                         37,050
           1,650  Freescale Semiconductor, Inc. - Class B*               41,531
             750  Intersil Corp. - Class A                               18,660
          26,200  Micron Technology, Inc.*                              348,722
          13,225  National Semiconductor Corp.                          343,586
           1,950  Novellus Systems, Inc.*                                47,034
--------------------------------------------------------------------------------
                                                                      1,243,562
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $32,286,964
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 18.8%
       6,294,048  Touchstone Institutional
                  Money Market Fund ^ **                            $ 6,294,048
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 115.1%
(COST $31,511,395)                                                  $38,581,012
LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.1%)                     (5,070,166)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $33,510,846
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2005, was $4,983,820.

** As of December 31, 2005, $5,140,258 represents collateral for securities loaned.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial investments.

26

------------------------------------
TOUCHSTONE ENHANCED DIVIDEND 30 FUND
------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

TOUCHSTONE ENHANCED DIVIDEND 30 FUND

SUB-ADVISED BY TODD INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET OVERVIEW

The Fund's total return was -3.06% for the twelve months ended December 31, 2005. The total return for the Dow Jones Industrial Average (DJIA) was 1.72% for the same period.

The Fund posted less than favorable performance for the year. The Fund is structured to overweight the top three yielding stocks in the Index and garner better total returns by rebalancing monthly. The overweight was calculated by allocating approximately 75% of the invested amount to the Index, with the remainder split evenly among the top three yielding stocks. Given the new tax laws, we believe the Fund should outperform the DJIA over time on a total return basis, and provide some element of tax-advantaged dividends.

PORTFOLIO REVIEW

Over the years, this strategy has been used to highlight the out of favor stocks that have good business fundamentals supporting them. Determining a stock is out of favor through selecting the highest dividend yields usually makes good sense in the DJIA because the index favors larger names that have durable businesses and are unlikely to shut down. The basic premise is that if a company is not going out of business, it has a good chance to recover. While the discipline has worked in the past, it did not work well this year for several reasons.

On a macro basis, markets have not been favoring the higher yielding stocks for the past few years. It seems that investors are more interested in the potential for earnings growth in the current environment. Investors are also shying away from larger capitalization companies. When you couple these factors, 2005 was not a good year for large cap, high yielding stocks, especially those that we like to overweight.

GM and AT&T were emphasized for the entire year while Verizon and Merck switched places with each other twice during the period. GM was the primary culprit for portfolio underperformance as the stock declined almost 50%. Concerns for GM are well publicized and surround high oil prices hurting sales as well as high labor costs. There may be some hope there as we see large investors clamoring for change to help the share price.

CURRENT STRATEGY AND OUTLOOK

Dividend paying stocks have been out of favor for the past year, but we believe they are due for a resurgence. Additionally, aging baby boomers may require more income and bond yields are still historically low. For these reasons we continue to favor this strategy.

                                            ------------------------------------
                                            TOUCHSTONE ENHANCED DIVIDEND 30 FUND
                                            ------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
         12/31/05                   12/31/05                   5/1/99
          (3.06%)                    (1.64%)                   (0.81%)
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                Since Inception
                                     5/1/99
                                    (5.29%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                      [The following table was represented
                  as a mountain chart in the printed material.]

                                       Touchstone         Dow Jones
                                        Enhanced          Industrial
                                      Dividend 30          Average
                                          Fund          (Major Index)
                  05/01/99               10,000            10,000
                  12/31/99               10,599            10,776
                  12/31/00               10,286            10,268
                  12/31/01                9,109             9,709
                  12/31/02                7,044             8,252
                  12/31/03                9,298            10,586
                  12/31/04                9,770            11,148
                  12/31/05                9,471            11,339

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1999.

28

------------------------------------
TOUCHSTONE ENHANCED DIVIDEND 30 FUND
------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2005

       Shares                                                Value
COMMON STOCKS -- 96.7%
  AEROSPACE & DEFENSE -- 6.0%
          14,220  Boeing                                            $   998,813
          14,220  Honeywell International                               529,695
--------------------------------------------------------------------------------
                                                                      1,528,508
--------------------------------------------------------------------------------
  AUTOMOBILES -- 7.7%
         100,350  General Motors Corporation +                        1,948,797
--------------------------------------------------------------------------------
  BANKING -- 2.7%
          14,220  Citigroup                                             690,097
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO -- 8.3%
          14,220  Altria Group                                        1,062,519
          14,220  Coca-Cola                                             573,208
          14,220  McDonald's                                            479,498
--------------------------------------------------------------------------------
                                                                      2,115,225
--------------------------------------------------------------------------------
  CHEMICALS -- 2.4%
          14,220  Du Pont (E.I.) De Nemours                             604,350
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING -- 1.5%
          14,220  Microsoft                                             371,853
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION -- 6.2%
          14,220  Hewlett-Packard                                       407,119
          14,220  International Business Machines                     1,168,884
--------------------------------------------------------------------------------
                                                                      1,576,003
--------------------------------------------------------------------------------
  ELECTRONICS -- 1.4%
          14,220  Intel                                                 354,931
--------------------------------------------------------------------------------
  ENTERTAINMENT & LEISURE -- 1.3%
          14,220  Walt Disney Company (The)                             340,853
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 5.1%
          14,220  American Express                                      731,761
          14,220  J.P. Morgan Chase & Co.                               564,392
--------------------------------------------------------------------------------
                                                                      1,296,153
--------------------------------------------------------------------------------
  FIRE, MARINE, & CASUALTY INSURANCE -- 3.8%
          14,220  American International Group                          970,231
--------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS -- 3.2%
          14,220  Procter & Gamble Co.                                  823,054
--------------------------------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED -- 14.4%
          14,220  Alcoa, Inc.                                           420,485
          14,220  Caterpiller, Inc.                                     821,489
          14,220  General Electric                                      498,411
          14,220  Minnesota Mining &
                  Manufacturing (3M)                                  1,102,050
          14,220  United Technologies                                   795,040
--------------------------------------------------------------------------------
                                                                      3,637,475
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES -- 3.4%
          14,220  Johnson & Johnson                                 $   854,622
--------------------------------------------------------------------------------
  OIL & GAS -- 3.1%
          14,220  Exxon Mobil                                           798,737
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 3.1%
          14,220  Merck                                                 452,339
          14,220  Pfizer                                                331,610
--------------------------------------------------------------------------------
                                                                        783,949
--------------------------------------------------------------------------------
  RETAILERS -- 4.9%
          14,220  Home Depot                                            575,626
          14,220  Wal-Mart Stores, Inc.                                 665,496
--------------------------------------------------------------------------------
                                                                      1,241,122
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS -- 18.2%
          92,230  AT&T, Inc.                                          2,258,713
          77,370  Verizon Communications                              2,330,383
--------------------------------------------------------------------------------
                                                                      4,589,096
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $24,525,056
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 10.8%
       2,747,557  Touchstone Institutional
                  Money Market Fund ^ **                            $ 2,747,557
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 107.5%
(COST $27,177,064)                                                  $27,272,613
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.5%)                      (1,912,525)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $25,360,088
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2005, was $1,850,590.

** As of December 31, 2005, $1,903,932 represents collateral for securities loaned.

The accompanying notes are an integral part of the financial investments.

                                                 -------------------------------
                                                 TOUCHSTONE GROWTH & INCOME FUND
                                                 -------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

TOUCHSTONE GROWTH & INCOME FUND

SUB-ADVISED BY DEUTSCHE INVESTMENT MANAGEMENT AMERICAS, INC.

PERFORMANCE AND MARKET REVIEW

The Fund's total return was 1.86% for the twelve months ended December 31, 2005. The total return for the Russell 1000 Value Index was 7.05% for the same period.

2005 was fraught with incongruities and market anomalies both at home and around the globe. Many indices experienced high rates of return and many languished. On balance, overseas markets fared better than domestic markets and in the U.S. smaller and Mid Cap indices did better than those dominated by large- and mega-cap stocks. It appears that money flows and market capitalization rather than fundamentals dictated these disparities.

We find that our fundamentals have been intact and that our stocks have traded overwhelmingly within projected risk reward ranges. Our results for 2005 have been hurt by our commitment to high quality, Large Cap stocks which exemplify our investment strategy - strong earnings growth, below market price to earnings and above market dividend yield. We are confident in our investment approach and the strength of our process and portfolio holdings. Patience and discipline are essential to longer-term investment success. We believe that those who stay with their discipline have been rewarded for their steadfastness over time.

PORTFOLIO REVIEW

The Fund's relative results for the year were hurt by our philosophical commitment to large cap, high quality securities that have longer-term earnings growth at above market levels, sell at below market price earnings ratios and, on average, have above market dividend yields. The strength of mid caps was the primary reason for trailing our benchmarks. For the year, Energy, Utilities, Health Care and Financials led the market and in fact were the only four sectors that outperformed the S&P 500 Index. Moreover, within virtually every sector, the smaller cap components were better than the larger cap.

The Fund's relative performance was hurt as a stock held in the Index, but not in the Fund, had positive outcomes in two of its liability cases. Subsequently, its stock price rallied on the potential for an improved earnings outlook. Another Health Care holding failed its primary goal.

Financials contributed to results due primarily to stock selection and an overweight in this strong performing group. One position rose on the belief that interest rate hikes would end soon and that there would be continued economic health and a better than expected capital market environment. Another was affected positively by better than expected earnings and a pending acquisition, which captures more consumers and has good financial synergies.

Lastly, based on good stock selection, another sector contributor was Consumer Discretionary. Our retailers had good performance as sales were more resilient in the wake of the hurricanes and preliminary holiday purchases were more positive than expected for specific issues. Also, avoiding weak groups such as Autos and Media, which experienced declines, assisted in good relative performance.

30

-------------------------------
TOUCHSTONE GROWTH & INCOME FUND
-------------------------------

CURRENT STRATEGY AND OUTLOOK

U.S. economic fundamentals appear sound and are expected to exhibit continued growth including strong consumer spending, employment, modest wage gains, record home ownership and net worth, strong profits for the S&P 500 Index as well as low interest and inflation. Investors may continue to be cautious and influenced by the latest headline, anxiety, speculation or brokerage advice, which may keep volatility high. On balance, it seems to have been a traders market rather than an investors market. Over time, we believe fundamentals overwhelm speculation and psychology.

The Fund continues to have strong fundamentals, high quality, lower than market price earnings ratio, higher than market dividend yield, superior quality and earnings purity well above indices. Our risk reward profile continues to suggest better-than-market opportunities going forward.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
         12/31/05                   12/31/05                   1/1/99
           1.86%                      3.73%                     4.70%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     1/1/99
                                     37.89%
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                     [The following table was represented
                  as a mountain chart in the printed material.]


                                    Touchstone            Russell
                                     Growth &              1000
                                      Income               Value
                                       Fund            (Major Index)
                  01/01/99            10,000              10,000
                  12/31/99            10,239              10,735
                  12/31/00            11,484              11,488
                  12/31/01            10,878              10,845
                  12/31/02             9,257               9,162
                  12/31/03            12,297              11,914
                  12/31/04            13,539              13,878
                  12/31/05            13,789              14,857

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on January 1, 1999.

                                                 -------------------------------
                                                 TOUCHSTONE GROWTH & INCOME FUND
                                                 -------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2005

    Shares                                                             Value
COMMON STOCKS -- 59.0%
  AEROSPACE & DEFENSE -- 1.7%
           3,900  Honeywell International                           $   145,275
           3,100  L-3 Communications Holdings, Inc.                     230,485
           2,000  United Technologies Corp.                             111,820
--------------------------------------------------------------------------------
                                                                        487,580
--------------------------------------------------------------------------------
  BANKING -- 8.2%
           8,800  AmSouth Bancorp                                       230,648
          11,254  Bank of America +                                     519,372
           8,600  Citigroup                                             417,358
           1,900  SunTrust Banks                                        138,244
           5,400  U.S. Bancorp                                          161,406
           8,100  Wachovia                                              428,166
           7,100  Wells Fargo                                           446,093
--------------------------------------------------------------------------------
                                                                      2,341,287
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO -- 1.1%
           4,200  General Mills                                         207,144
           1,400  Unilever NV                                            96,110
--------------------------------------------------------------------------------
                                                                        303,254
--------------------------------------------------------------------------------
  CHEMICALS -- 1.0%
           1,800  Air Products & Chemicals                              106,542
           4,400  E.I. du Pont de Nemours & Co.                         187,000
--------------------------------------------------------------------------------
                                                                        293,542
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING -- 0.9%
          10,200  Microsoft                                             266,730
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION -- 5.8%
           4,600  Automatic Data Processing                             211,094
          25,200  Cisco Systems*                                        431,424
           6,800  First Data Corp.                                      292,468
          11,997  Hewlett-Packard                                       343,474
           4,600  International Business Machines                       378,120
--------------------------------------------------------------------------------
                                                                      1,656,580
--------------------------------------------------------------------------------
  CONSUMER PRODUCTS -- 1.0%
           5,100  Colgate-Palmolive Co.                                 279,735
--------------------------------------------------------------------------------
  ELECTRONICS -- 3.9%
          21,500  Applied Materials                                     385,710
          20,400  Intel                                                 509,184
           7,100  Texas Instruments, Inc.                               227,697
--------------------------------------------------------------------------------
                                                                      1,122,591
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 5.4%
           1,900  Bear Stearns Companies                                219,507
           4,400  Freddie Mac                                           287,540
          10,300  J.P. Morgan Chase                                     408,807
           3,200  Merrill Lynch & Co.                                   216,736
           3,300  Morgan Stanley                                        187,242
           3,500  PNC Financial Services Group                          216,405
--------------------------------------------------------------------------------
                                                                      1,536,237
--------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER -- 1.3%
           3,800  Kimberly-Clark                                        226,670
           4,700  Sonoco Products                                       138,180
--------------------------------------------------------------------------------
                                                                        364,850
--------------------------------------------------------------------------------
  INDUSTRIAL -- 2.8%
           5,600  Dover Corp.                                           226,744
           8,100  General Electric                                      283,905
           7,300  Ingersoll-Rand Co., Ltd. - Class A                    294,701
--------------------------------------------------------------------------------
                                                                        805,350
--------------------------------------------------------------------------------
  INSURANCE -- 1.9%
           2,300  AFLAC, Inc.                                       $   106,766
           6,400  American International Group                          436,672
--------------------------------------------------------------------------------
                                                                        543,438
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES -- 2.1%
           8,300  Baxter International, Inc.                            312,495
           4,900  Johnson & Johnson                                     294,490
--------------------------------------------------------------------------------
                                                                        606,985
--------------------------------------------------------------------------------
  OIL & GAS -- 9.1%
           4,300  Baker Hughes, Inc.                                    261,354
           5,000  BP Amoco plc - ADR                                    321,100
           8,500  Chevron Texaco                                        482,545
           3,700  ConocoPhillips                                        215,266
          11,142  Exxon Mobil                                           625,846
           2,800  Halliburton Co.                                       173,488
           4,900  Marathon Oil Corp.                                    298,753
             600  PetroChina Co., Ltd. - ADR                             49,176
           2,700  Royal Dutch Shell plc                                 166,023
--------------------------------------------------------------------------------
                                                                      2,593,551
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 2.3%
           9,100  Abbott Laboratories                                   358,813
           4,500  Mylan Laboratories, Inc.                               89,820
           4,700  Wyeth                                                 216,529
--------------------------------------------------------------------------------
                                                                        665,162
--------------------------------------------------------------------------------
  RETAILERS -- 3.9%
             900  Federated Department Stores, Inc.                      59,697
           3,300  Kohl's Corp.*                                         160,380
           9,900  Limited Brands, Inc.                                  221,265
           3,700  Lowe's Companies, Inc.                                246,642
          18,100  TJX Companies, Inc. (The)                             420,463
--------------------------------------------------------------------------------
                                                                      1,108,447
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS -- 3.2%
          10,300  AT&T, Inc.                                            252,247
          23,500  Nokia Oyj - ADR                                       430,050
           7,600  Verizon Communications                                228,912
--------------------------------------------------------------------------------
                                                                        911,209
--------------------------------------------------------------------------------
  TRANSPORTATION -- 1.0%
           2,800  FedEx Corp.                                           289,492
--------------------------------------------------------------------------------
  UTILITIES -- 2.4%
           4,500  FPL Group, Inc.                                       187,020
           4,400  Progress Energy, Inc.                                 193,248
           8,600  The Southern Co.                                      296,958
--------------------------------------------------------------------------------
                                                                        677,226
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $16,853,246
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 42.0%
      11,998,685  Touchstone Institutional
                  Money Market Fund ^ **                            $11,998,685
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.0%
(COST $27,489,953)                                                  $28,851,931
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0%)                        (282,302)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $28,569,629
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2005, was $484,852.

** As of December 31, 2005, $494,833 represents collateral for securities loaned. ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial investments.

32

--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

TOUCHSTONE HIGH YIELD FUND

SUB-ADVISED BY FORT WASHINGTON INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET REVIEW

The Fund's total return was 3.27% for the twelve months ended December 31, 2005. The total return for the Merrill Lynch High Yield Master Index was 2.83% for the same period.

High Yield spreads widened by approximately 60 basis points and interest rates rose marginally in 2005. Spreads bounced around between 266 and 450 basis points before ending the year at approximately 366 basis points above U.S. Treasuries. Higher and mid quality securities easily outperformed the lower quality segment of the High Yield market. The Auto, Cable TV and Paper sectors clearly detracted from performance while Telecom, Health Care and Energy contributed to performance.

PORTFOLIO REVIEW

The Fund benefited from its overweight exposure to Energy and Health Care and its underweight to Autos. Specific issuers that contributed to performance were subject to tenders while two others showed improving fundamentals. One generated higher earnings and a positive outlook, resulting from an improved trash hauling pricing environment. The other company's earnings outlook continues to benefit from the growth of infrastructure and construction spending.

Three issues hindered performance with negative price movements. One issue traded down on an anticipation of increased leverage resulting from announced plans to acquire it in a leveraged buyout and another suffered from reduced earnings guidance. We have reduced our exposure to one but are comfortable with our exposure and continue to monitor these situations.

OUTLOOK AND STRATEGY

We expect High Yield returns that are equal to or slightly below coupon rates. Although, we anticipate a modest slowing in the economy, growth should still be strong enough to allow leveraged companies to increase cash flow, service debt and potentially improve credit profiles. As such, we think default rates will increase slightly but remain below the long-term average. This scenario appears to be priced into the market and should allow High Yield to post modest returns in 2006.

While the next phase of the credit cycle is likely to be characterized by softer fundamentals and wider credit spreads, the current phase (solid fundamentals and range-bound spreads) can last for many years. In the prior credit cycle, spreads remained range-bound for more than three years after the default rate bottomed (1995-1998). However, it is clear that downside volatility will be greater than upside volatility in 2006. As a result, we feel the avoidance of specific credit problems will be a key differentiator.

The Fund is constructed to exhibit less volatility than the broad market and deliver attractive risk-adjusted returns. It is designed for performance over a full cycle with focus on protecting principal in down markets; we continue to believe that our style will outperform over the long-term.

                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
         12/31/05                   12/31/05                   5/1/99
           3.27%                      9.05%                     5.26%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     5/1/99
                                     40.75%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]

                                                        Merrill Lynch
                                   Touchstone             High Yield
                                   High Yield               Master
                                      Fund              (Major Index)
                  05/01/99          10,000                 10,000
                  12/31/99           9,189                  9,931
                  12/31/00           9,127                  9,554
                  12/31/01           9,759                 10,147
                  12/31/02          10,034                 10,031
                  12/31/03          12,441                 12,762
                  12/31/04          13,630                 14,136
                  12/31/05          14,075                 14,536

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1999.

34

--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2005

    Principal                              Interest   Maturity
     Amount                                  Rate        Date           Value

CORPORATE BONDS -- 96.7% AIRLINES -- 1.1%
$        434,775  American Airlines          9.71%      1/2/07      $   420,879
--------------------------------------------------------------------------------
  AUTOMOTIVE -- 3.7%
         300,000  Ford Motor
                  Credit Co.                 7.00%      10/1/13         256,337
         257,000  General Motors
                  Acceptance Corp.           6.88%      9/15/11         234,370
         257,000  General Motors
                  Acceptance Corp.           8.00%      11/1/31         246,175
         150,000  Navistar
                  International              7.50%      6/15/11         142,875
         250,000  Navistar
                  International              6.25%       3/1/12         223,750
         260,000  TRW Automotive             11.00%     2/15/13         291,850
--------------------------------------------------------------------------------
                                                                      1,395,357
--------------------------------------------------------------------------------
  BEVERAGES -- 1.5%
         500,000  Cia Brasileira
                  de Bebidas                 8.75%      9/15/13         584,375
--------------------------------------------------------------------------------
  BUILDING PRODUCTS -- 0.7%
         120,000  Texas Industries,
                  Inc., 144A                 7.25%      7/15/13         124,500
         125,000  U.S. Concrete              8.38%       4/1/14         124,688
--------------------------------------------------------------------------------
                                                                        249,188
--------------------------------------------------------------------------------
  CHEMICALS -- 4.3%
         200,000  MacDermid                  9.13%      7/15/11         211,750
         577,000  Mylan Labs, Inc.,
                  144A                       6.38%      8/15/15         577,721
         500,000  Nalco                      7.75%     11/15/11         513,750
         156,000  Nell Af Sarl, 144A         8.38%      8/15/15         154,440
         150,000  Polyone Corp.              10.63%     5/15/10         160,875
--------------------------------------------------------------------------------
                                                                      1,618,536
--------------------------------------------------------------------------------
  COAL -- 2.7%
         500,000  Foundation PA
                  Coal Co.                   7.25%       8/1/14         516,875
         500,000  Massey Energy
                  Co., 144A                  6.88%     12/15/13         504,375
--------------------------------------------------------------------------------
                                                                      1,021,250
--------------------------------------------------------------------------------
  COMMERCIAL SERVICES -- 1.8%
         150,000  Allied Waste NA +          7.25%      3/15/15         151,500
         500,000  Mail Well Corp.            9.63%      3/15/12         540,000
--------------------------------------------------------------------------------
                                                                        691,500
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING -- 0.5%
         152,000  SunGard Data
                  Systems, Inc.              4.88%      1/15/14         132,240
          60,000  SunGard Data
                  Systems, Inc., 144A        9.13%      8/15/13          62,100
--------------------------------------------------------------------------------
                                                                        194,340
--------------------------------------------------------------------------------
  CONSUMER -- 2.3%
         500,000  Bombardier
                  Recreational               8.38%     12/15/13         500,625
         180,000  Rayovac Corp.              8.50%      10/1/13         157,050
         250,000  Spectrum
                  Brands, Inc.               7.38%       2/1/15         208,750
--------------------------------------------------------------------------------
                                                                        866,425
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES -- 6.4%
$        400,000  AES Corp., 144A            9.00%      5/15/15      $  438,000
         300,000  Ava Capital Trust III      6.50%       4/1/34         301,200
         200,000  Avista Corp.               9.75%       6/1/08         218,302
         287,000  CMS Energy                 6.30%       2/1/12         283,771
         368,000  Mirant NA LLC,
                  144A                       7.38%     12/31/13         372,140
          96,000  NRG Energy                 8.00%     12/15/13         107,040
         250,000  Reliant Resources          9.50%      7/15/13         250,625
         231,000  Texas Genco LLC,
                  144A                       6.88%     12/15/14         250,058
         196,300  Tiete Certificates
                  Grantor Trust,
                  144A (a)                   11.50%     4/15/16         217,402
--------------------------------------------------------------------------------
                                                                      2,438,538
--------------------------------------------------------------------------------
  ELECTRONIC COMPONENTS -- 1.3%
         500,000  Communications
                  & Power Industry           8.00%       2/1/12         498,750
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 7.5%
       2,821,500  Dow Jones
                  CDX HY +                   8.75%     12/29/10       2,832,081
--------------------------------------------------------------------------------
  FOOD PROCESSORS -- 1.9%
         200,000  Chiquita Brands
                  International              7.50%      11/1/14         176,000
         500,000  Pilgrims Pride
                  Corp.                      9.25%     11/15/13         533,750
--------------------------------------------------------------------------------
                                                                        709,750
--------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER -- 1.3%
         250,000  Georgia-Pacific            7.70%      6/15/15         241,250
         250,000  Stone Container            9.75%       2/1/11         252,500
--------------------------------------------------------------------------------
                                                                        493,750
--------------------------------------------------------------------------------
  FUNERAL SERVICES -- 2.9%
         500,000  Service Corp.
                  International              6.75%       4/1/16         487,500
         263,000  Service Corp.
                  International, 144A        7.00%      6/15/17         261,028
         350,000  Stewart
                  Enterprises, 144A          6.25%      2/15/13         336,000
--------------------------------------------------------------------------------
                                                                      1,084,528
--------------------------------------------------------------------------------
  HEALTH CARE PROVIDERS -- 8.3%
         250,000  Chemed Corp.               8.75%      2/24/11         268,125
         234,000  HCA, Inc.                  6.30%      10/1/12         235,168
         260,000  HCA, Inc.                  5.75%      3/15/14         252,123
         500,000  Iasis Healthcare           8.75%      6/15/14         525,000
         111,000  NDC Health
                  Corp.                      10.50%     12/1/12         126,818
          75,000  Omnicare, Inc.             6.88%     12/15/15          76,125
         253,000  Res-Care, Inc.,
                  144A                       7.75%     10/15/13         253,000
         500,000  Rotech Healthcare          9.50%       4/1/12         524,999
         500,000  Tenet Healthcare           6.38%      12/1/11         456,250
         380,000  U.S. Oncology              9.00%      8/15/12         406,600
--------------------------------------------------------------------------------
                                                                      3,124,208
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial investments.

                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

    Principal                              Interest   Maturity
     Amount                                  Rate        Date           Value

CORPORATE BONDS -- 96.7% - CONTINUED
  HEAVY MACHINERY -- 2.7%
$        500,000  Case New Holland           9.25%      8/1/11      $   535,000
         488,000  Dresser-Rand
                  Group, Inc., 144A          7.38%      11/1/14         502,640
--------------------------------------------------------------------------------
                                                                      1,037,640
--------------------------------------------------------------------------------
  HOMEFURNISHINGS -- 1.1%
         316,000  Interface                  7.30%       4/1/08         319,160
          89,000  Sealy Mattress
                  Co. +                      8.25%      6/15/14          91,670
--------------------------------------------------------------------------------
                                                                        410,830
--------------------------------------------------------------------------------
  HOUSING -- 5.5%
         315,000  Beazer Homes               6.88%      7/15/15         302,006
         500,000  Champion
                  Enterprises                7.63%      5/15/09         501,250
         460,000  K Hovnanian
                  Enterprises                6.25%      1/15/15         432,909
         250,000  KB Homes                   9.50%      2/15/11         262,980
         400,000  M/I Homes, Inc.            6.88%       4/1/12         360,000
         250,000  Meritage Homes
                  Corp.                      6.25%      3/15/15         227,500
--------------------------------------------------------------------------------
                                                                      2,086,645
--------------------------------------------------------------------------------
  INDUSTRIAL -- 3.0%
         380,000  Chaparral Steel
                  Co.                        10.00%     7/15/13         409,450
         250,000  International Steel
                  Group                      6.50%      4/15/14         250,000
         500,000  United Rentals
                  NA, Inc.                   6.50%      2/15/12         486,875
--------------------------------------------------------------------------------
                                                                      1,146,325
--------------------------------------------------------------------------------
  LODGING -- 0.7%
         250,000  Station Casinos            6.50%       2/1/14         252,500
--------------------------------------------------------------------------------
  MANUFACTURING -- 0.5%
         200,000  Trinity Industries,
                  Inc.                       6.50%      3/15/14         197,000
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING -- 4.4%
         400,000  Corus
                  Entertainment, Inc.        8.75%       3/1/12         433,000
         447,000  CSC Holdings, Inc.         8.13%      7/15/09         451,470
         250,000  Susquehanna Media          7.38%      4/15/13         266,250
         500,000  Videotron Ltee             6.88%      1/15/14         506,250
--------------------------------------------------------------------------------
                                                                      1,656,970
--------------------------------------------------------------------------------
  METALS -- 3.5%
         610,000  Gibraltar Industries,
                  Inc., 144A                 8.00%      12/1/15         614,574
         200,000  Newmont Mining             8.63%      5/15/11         230,584
         317,000  Novelis, Inc., 144A        7.25%      2/15/15         295,603
         200,000  Southern Peru
                  Copper Corp., 144A         6.38%      7/27/15         199,636
--------------------------------------------------------------------------------
                                                                      1,340,397
--------------------------------------------------------------------------------
  OFFICE EQUIPMENT -- 2.2%
         354,000  ACCO Brands
                  Corp.                      7.63%      8/15/15         333,645
         524,000  Ikon Office
                  Solutions, 144A            7.75%      9/15/15         510,900
--------------------------------------------------------------------------------
                                                                        844,545
--------------------------------------------------------------------------------
  OIL & GAS -- 9.8%
$        146,000  Atlas Pipeline
                  Partners, 144A             8.13%     12/15/15      $  147,278
         250,000  Bluewater Finance
                  Ltd.                       10.25%     2/15/12         268,750
         500,000  Chesapeake Energy
                  Corp.                      6.88%      1/15/16         512,500
         161,000  Glencore Funding
                  LLC, 144A                  6.00%      4/15/14         151,427
         100,000  Holly Energy
                  Partners LP                6.25%       3/1/15          96,875
         660,000  Husky Oil                  8.90%      8/15/28         707,906
         100,000  Lone Star Tech,
                  Series B                   9.00%       6/1/11         105,000
         381,000  Paramount
                  Resources, Ltd.            8.50%      1/31/13         391,478
         250,000  Petrobras
                  International
                  Finance                    7.75%      9/15/14         270,000
         500,000  Transmontaigne             9.13%       6/1/10         491,250
         500,000  United Refining
                  Co.                        10.50%     8/15/12         535,000
--------------------------------------------------------------------------------
                                                                      3,677,464
--------------------------------------------------------------------------------
  PAPER & PACKAGING -- 1.6%
         100,000  Alltrista Corp.            9.75%       5/1/12         103,000
         530,000  Owens-Brockway
                  Containers                 6.75%      12/1/14         514,100
--------------------------------------------------------------------------------
                                                                        617,100
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 1.4%
         488,000  Alpharma                   8.63%       5/1/11         530,090
--------------------------------------------------------------------------------
  PUBLISHING -- 1.4%
         500,000  Houghton Mifflin           8.25%       2/1/11         516,250
--------------------------------------------------------------------------------
  REAL ESTATE -- 0.4%
         158,000  Ventas Realty LP           7.13%       6/1/15         165,900
--------------------------------------------------------------------------------
  RETAIL -- 1.9%
         503,000  Asbury Automotive
                  Group                      8.00%      3/15/14         480,365
         250,000  CSK Auto                   7.00%      1/15/14         226,250
--------------------------------------------------------------------------------
                                                                        706,615
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS -- 5.9%
         500,000  Broadwing                  7.25%      6/15/23         475,000
         475,000  GCI, Inc.                  7.25%      2/15/14         470,250
         500,000  Qwest Corp.                7.88%       9/1/11         538,750
         400,000  Rogers Wireless, Inc.      7.25%     12/15/12         420,500
         343,000  Rogers Wireless, Inc.      6.38%       3/1/14         343,858
         500,000  Williams Comm.
                  Group, Inc. * (a)          0.00%      10/1/09               0
--------------------------------------------------------------------------------
                                                                      2,248,358
--------------------------------------------------------------------------------
  TRANSPORTATION -- 2.5%
         297,000  CHC Helicopter
                  Corp.                      7.38%       5/1/14         300,341
         350,000  Overseas Shipping
                  Group                      8.75%      12/1/13         383,250
         250,000  Stena AB                   9.63%      12/1/12         271,563
--------------------------------------------------------------------------------
                                                                        955,154
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $36,613,238
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial investments.

36

--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

       Shares                                                          Value

PREFERRED STOCKS -- 0.0%
  TELECOMMUNICATIONS -- 0.0%
               1  McLeodusa, Series A                               $         0
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 9.4%
       3,542,702  Touchstone Institutional
                  Money Market Fund ^ **                            $ 3,542,702
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 106.1%
(COST $39,696,030)                                                  $40,155,940
LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.1%)                      (2,303,080)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $37,852,860
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2005, was $714,748.

** As of December 31, 2005, $732,163 represents collateral for securities loaned.

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities were valued at $5,972,822 or 15.78% of net assets.

(a) Security valued at fair value - see Note 1 to the financial statements. At December 31, 2005, fair valued securities totaled $217,402 and represented 0.57% of net assets.

The accompanying notes are an integral part of the financial investments.

                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2005

    Principal                              Interest   Maturity
     Amount                                  Rate        Date           Value

COMMERCIAL PAPER -- 6.4%
$      3,939,000  Rabobank USA
                  Finance                    4.00%       1/3/06     $ 3,938,124
         900,000  GOVCO, Inc.                4.12%       1/3/06         899,794
         292,000  UBS Finance                4.15%       1/3/06         291,933
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                              $ 5,129,851
--------------------------------------------------------------------------------
CORPORATE BONDS -- 20.5%
         200,000  Morgan Stanley             6.30%      1/15/06         200,172
         410,000  Citicorp, Inc.             6.38%      1/15/06         410,452
         300,000  Household
                  Finance Co.                6.50%      1/24/06         300,423
         400,000  Merrill Lynch & Co.        6.15%      1/26/06         400,713
         100,000  Caterpillar Financial
                  Services Corp.             2.65%      1/30/06          99,848
         100,000  Merrill Lynch & Co.        2.94%      1/30/06          99,929
         720,000  Georgia Power Co.          6.20%       2/1/06         721,574
         100,000  Bank One Corp.             6.50%       2/1/06         100,227
       1,000,000  Caterpillar Financial
                  Services Corp. FRN         4.47%       2/5/06       1,000,227
         470,000  National Rural
                  Utilities                  3.00%      2/15/06         469,382
         200,000  Wells Fargo
                  Financial                  6.13%      2/15/06         200,450
         400,000  LBW Capital
                  Markets                    5.50%      2/23/06         400,264
         450,000  Merrill Lynch & Co.        2.47%      3/10/06         448,384
         500,000  Salomon Smith
                  Barney Holdings            5.88%      3/15/06         501,346
       1,100,000  First Union Corp.          7.00%      3/15/06       1,106,513
         300,000  Mellon Bank NA             7.00%      3/15/06         301,562
         512,000  Bayerische
                  Landesbank                 2.50%      3/30/06         509,446
         296,000  Bear Stearns
                  Co., Inc.                  3.00%      3/30/06         295,269
         250,000  Wells Fargo & Co.          6.88%       4/1/06         251,887
         500,000  FPL Group
                  Capital, Inc.              3.25%      4/11/06         498,948
       1,205,000  Morgan Stanley             6.10%      4/15/06       1,211,020
         142,000  Citigroup, Inc.            5.75%      5/10/06         142,725
         275,000  National Rural
                  Utilities                  6.00%      5/15/06         276,628
         206,000  Household
                  Finance Co.                7.25%      5/15/06         208,367
         550,000  Merrill Lynch & Co.        6.13%      5/16/06         553,652
         200,000  Wells Fargo & Co.          5.90%      5/21/06         200,937
         100,000  Merrill Lynch & Co.        2.07%      6/12/06          98,965
         460,000  American General
                  Finance                    5.91%      6/12/06         463,318
         150,000  HSBC Bank PLC              7.63%      6/15/06         152,192
         100,000  ABN AMRO Bank              7.55%      6/28/06         101,359
         106,000  American General
                  Finance                    5.88%      7/14/06         106,613
         745,000  Household
                  Finance Co.                7.20%      7/15/06         755,683
         210,000  First Union Corp.          7.50%      7/15/06         213,152
         197,000  Bank One Corp.             6.88%       8/1/06         199,522
         438,000  Norwest Corp.              6.88%       8/8/06         444,448
         200,000  JPMorgan
                  Chase & Co.                6.75%      9/15/06         203,139
         150,000  First National
                  Bank of Boston             7.38%      9/15/06         152,901
         617,000  Nationsbank Corp.          7.50%      9/15/06         629,543
       1,560,000  First Union Corp.          7.13%     10/15/06       1,586,959
         150,000  First Chicago
                  NBD Corp.                  7.00%     10/16/06         152,624
         250,000  General Electric
                  Capital Corp.              3.13%      11/9/06         246,999
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $16,417,762
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 8.2%
         255,000  Chicago IL GO              2.56%       1/1/06         255,000
         500,000  Minneapolis &
                  St. Paul MN
                  (Metro Airport)            6.25%       1/1/06         500,000
         960,000  New York NY
                  Transitional Fin
                  Auth Ser B                 3.13%       2/1/06         959,436
       1,495,000  Energy Acquisition
                  Corp II OH                 3.87%      2/15/06       1,495,000
         735,000  Pittsburgh PA
                  Urban Redev Auth           4.50%       3/1/06         735,543
       1,500,000  New York St Rev
                  (Thruway Service
                  Contract) Ser B            2.59%      3/15/06       1,495,575
         450,000  Texas St Pub Fin
                  Auth Rev Ser B             2.63%      6/15/06         445,854
         350,000  Darke Co OH
                  BANS                       5.00%      7/11/06         350,885
         330,000  Santa Rosa CA
                  Redev Agy Refining
                  Ser B                      4.79%      10/1/06         329,974
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                                       $ 6,567,267
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 62.8%
         400,000  Clayton Co GA
                  MFH (Forest Club
                  Project) Ser B             4.50%       1/1/06         400,000
         900,000  WA St HFA Rev
                  (Rolling Hills Proj)
                  Ser B                      4.50%       1/1/06         900,000
         250,000  American
                  Watchmakers                4.57%       1/1/06         250,000
         445,000  WA St HFC (Carlyle
                  Care Ctr) Ser B            4.57%       1/1/06         445,000
         505,000  Westmoreland Co
                  PA IDA (Greensburg
                  Thermal) Ser B             4.39%       1/4/06         505,000
         950,000  Haas Door Co &
                  Nofziger Doors
                  Intl Inc                   4.46%       1/4/06         950,000
          75,000  CA PCR Solid Waste
                  (Escondido Disp Inc)
                  Ser B                      4.48%       1/4/06          75,000

The accompanying notes are an integral part of the financial investments.

38

----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

    Principal                              Interest   Maturity
     Amount                                  Rate        Date           Value

VARIABLE RATE DEMAND NOTES* -- 62.8% - continued
$        250,000  Chattanooga TN
                  Hlth Ed MFH
                  (Windridge)                4.56%       1/4/06     $   250,000
         235,000  Florida HFC MFH
                  (Arlington)                4.56%       1/4/06         235,000
       1,250,000  Florida HFC MFH
                  (Heritage) Ser I-2         4.56%       1/4/06       1,250,000
         445,000  Greenville SC Mem
                  Aud (Bi-Lo Ctr)            4.56%       1/4/06         445,000
          70,000  St Johns Co FL HFA
                  (Ponce Harbor Apts)        4.56%       1/4/06          70,000
         425,000  Volusia Co FL HFA
                  MFH (Sunrise Pointe)       4.56%       1/4/06         425,000
         945,000  Agra Enterprises           4.38%       1/5/06         945,000
       1,835,000  Findlay Medical -
                  Dental                     4.38%       1/5/06       1,835,000
         500,000  Vista Funding
                  Ser 01-B                   4.40%       1/5/06         500,000
       1,740,000  Wai Enterprises
                  LLC Ser 2004               4.40%       1/5/06       1,740,000
       1,150,000  Corp Finance
                  Managers                   4.42%       1/5/06       1,150,000
         580,000  Lake Oswego OR
                  Redev Agy Tax
                  Increment Rev Ser B        4.42%       1/5/06         580,000
         250,000  Florida HFC MFH
                  (Avalon Reserve)           4.43%       1/5/06         250,000
       1,000,000  MI St Strat Fd Rev
                  Ser B (Mot LLC)            4.43%       1/5/06       1,000,000
         800,000  Simi Valley CA MFH
                  Rev (Parker Ranch)         4.44%       1/5/06         800,000
         820,000  Wilmington Iron
                  & Metal                    4.45%       1/5/06         820,000
         300,000  Powell Healthcare          4.47%       1/5/06         300,000
       1,000,000  American Natl Fish
                  & Wildlife Museum          4.48%       1/5/06       1,000,000
         145,000  LA Local Govt
                  Environment CDA
                  (Northwestern
                  St Univ)                   4.48%       1/5/06         145,000
         290,000  CA Statewide Com
                  Dev MFH (Sunrise
                  Fresno)                    4.49%       1/5/06         290,000
         400,000  Tarrant Co TX HFC
                  MFH (Oaklake
                  VIII LLC)                  4.49%       1/5/06         400,000
       1,000,000  Atlanta GA Urban
                  Res MFH (Auburn
                  Glenn) Ser B               4.50%       1/5/06       1,000,000
         785,000  Bee-Holdings Inc           4.51%       1/5/06         785,000
       1,490,000  Goodwill Industries
                  Miami Valley OH
                  Project                    4.51%       1/5/06       1,490,000
         560,000  IL Fin Auth (Sunshine
                  Thru Golf)                 4.51%       1/5/06         560,000
       1,310,000  Keltec Inc                 4.51%       1/5/06       1,310,000
       1,000,000  P&P Investment
                  Co Inc                     4.51%       1/5/06      $1,000,000
         215,000  Suffolk Co NY IDA
                  (Hampton Day
                  School)                    4.51%       1/5/06         215,000
         700,000  Assk Properties
                  LLC                        4.52%       1/5/06         700,000
       2,000,000  Paragon Films              4.52%       1/5/06       2,000,000
         995,000  Aurora Kane &
                  Du Page Co IL IDR
                  (A&B Hldgs)                4.54%       1/5/06         995,000
         375,000  CWB Investments
                  LLC                        4.54%       1/5/06         375,000
         357,000  Fitch Denney
                  Funeral Home Inc           4.54%       1/5/06         357,000
         400,000  Miklin Enterprises
                  Inc                        4.54%       1/5/06         400,000
       1,800,000  Mountain Agency
                  Inc                        4.54%       1/5/06       1,800,000
       1,120,000  Mountain State
                  Univ Inc WV Rev            4.54%       1/5/06       1,120,000
          20,000  New Jersey EDA
                  (Mercer Co)
                  Ser D-2                    4.54%       1/5/06          20,000
         855,000  VP Pack LLC                4.54%       1/5/06         855,000
       1,000,000  Albany NY IDA
                  (Albany Med Ctr)
                  Ser B                      4.55%       1/5/06       1,000,000
       3,000,000  Heart Center
                  LLC                        4.55%       1/5/06       3,000,000
       2,110,000  Taylor Steel Inc           4.55%       1/5/06       2,110,000
         740,000  Aurora IL IDA
                  Rev Ser B                  4.56%       1/5/06         740,000
         380,000  Cunat Capital
                  Corp Ser 99-B              4.57%       1/5/06         380,000
       2,460,000  Springfield MO
                  Redev Auth Rev
                  (Univ Plaza Hotel)         4.58%       1/5/06       2,460,000
         100,000  IL Dev Fin Auth IDR
                  (Technifast Inds)
                  Ser B                      4.63%       1/5/06         100,000
       1,000,000  Rev Bd Ctf Ser
                  2004-12 (Timber
                  Lake)                      4.88%       1/5/06       1,000,000
       2,000,000  Cl B Rev Bd Ctfs
                  Ser 2004-2                 4.89%       1/5/06       2,000,000
         625,000  Rev Bd Ctf Ser
                  2004-15
                  (Centennial)               4.89%       1/5/06         625,000
       1,070,000  Community
                  Christian
                  School Inc                 4.50%       1/6/06       1,070,000
         545,000  Diaz-Upton LLC             4.50%       1/6/06         545,000
       1,125,000  Green Valley
                  Baptist Church
                  (Birmingham AL)            4.50%       1/6/06       1,125,000

The accompanying notes are an integral part of the financial investments.

                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

    Principal                              Interest   Maturity
     Amount                                  Rate        Date           Value

VARIABLE RATE DEMAND NOTES* -- 62.8% - continued
$        810,000  Melrose Supply
                  Sales Corp                 4.65%       1/6/06     $   810,000
         310,000  Schenectady NY
                  IDA Rev (JMR Dev
                  Co Project)                4.39%       1/7/06         310,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                                   $50,212,000
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.3%
       1,000,000  Federal National
                  Mortgage
                  Association                5.50%       5/2/06     $ 1,004,551
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.2%
(COST $79,331,431)                                                  $79,331,431
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%                           624,423
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $79,955,854
--------------------------------------------------------------------------------

* Maturity date represents the next reset date.
BANS - Bond Anticipation Notes
CDA - Community Development Authority
EDA - Economic Development Authority
FRN - Floating Rate Note
GO - General Obligation
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFH - Multi-Family Housing
PCR - Pollution Control Revenue

The accompanying notes are an integral part of the financial investments.

40

----------------------------------
TOUCHSTONE THIRD AVENUE VALUE FUND
----------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

TOUCHSTONE THIRD AVENUE VALUE FUND

SUB-ADVISED BY THIRD AVENUE MANAGEMENT LLC

PERFORMANCE AND MARKET OVERVIEW

The Fund's total return was 17.41% for the twelve months ended December 31, 2005. The total return for the Russell 3000 Value Index was 6.85% and the Russell 2500 Value Index was 7.74% for the same period.

At Third Avenue, we adhere to a disciplined value approach to investing. We perform a thorough, bottom-up analysis to identify companies that we feel are "Safe and Cheap ," based on their financial strength, reasonable management teams, readily available financial information and disclosure, and pricing below their private market values. In order to achieve our goal of creating value in the Fund over the long term, our portfolio companies, almost without exception, possess strong balance sheets that translate into long-term corporate staying power, and that serve as cushions for the businesses underlying our securities holdings.

PORTFOLIO REVIEW

During the year, we continued to focus on individual opportunities in various industries that met our aforementioned criteria. We added to the Fund's Energy-related holdings with a new position in one of the largest domestic producers of tubular steel products used in both energy and industrial applications. We purchased shares of a leading financial guarantee firm, following a sharp stock price decline due to a reduced earnings outlook. The shares of this well-capitalized company were purchased below adjusted net asset value. We purchased the stock of the world's largest pharmaceutical company, which possesses a key competitive advantage in the strength of its marketing force. Additionally, the long-term outlook for pharmaceutical sales looks favorable, given demographic trends and an aging population. We also purchased a blue chip producer of carbon steel and specialty steel, which is well capitalized, has an impressive long-term track record, and appears to be well positioned to continue increasing its presence in the People's Republic of China. It was also attractively valued at the time of purchase. Shares of a company best known for its computer printers and related products were purchased opportunistically.

Throughout the year, the Fund's positions in several holdings were eliminated as a result of "resource conversions" (i.e., going private or selling to a strategic buyer). In each case, the acquisition price represented a significant premium to our cost basis. We believe that proper execution of our "Safe and Cheap" investing philosophy gives the Fund two ways to win: value recognition by the public markets or resource conversions, such as the three aforementioned examples.

CURRENT STRATEGY AND OUTLOOK

At the end of the year, the top three sectors, in terms of percentage of total Fund assets, were Energy, Business Development/Investment Companies, and Real Estate. In each sector, we are excited about the long-term prospects for our holdings. Looking forward, we continue to be pleased with the overall quality of names in the Fund and we are encouraged by solid business fundamentals for most of our holdings. We will continue to strive to find additional investment opportunities that meet our "Safe and Cheap" criteria today, and that will enable us to achieve attractive investment returns in the future.

                                              ----------------------------------
                                              TOUCHSTONE THIRD AVENUE VALUE FUND
                                              ----------------------------------

For long-term fundamental investors like Third Avenue, the general market is relatively unimportant. In the long run, we believe the Fund's performance will be driven by the merits of the investments, not by general market considerations. Regardless of the performance of the general market, we continue to be very comfortable with our investment philosophy, and how we are applying it.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                 Ten Years
           Ended                      Ended                     Ended
         12/31/05                   12/31/05                  12/31/05
          17.41%                     14.53%                    13.98%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                   Ten Years
                                     Ended
                                   12/31/05
                                    270.11%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                      [The following table was represented
                  as a mountain chart in the printed material.]

                         Touchstone     Russell 3000      Russell
                        Third Avenue       Value         2500 Value
                         Value Fund    (Major Index)   (Minor Index)
            12/31/95        10,000         10,000         10,000
            12/31/96        12,451         12,160         12,220
            12/31/97        16,239         16,395         16,264
            12/31/98        19,228         18,609         15,951
            12/31/99        16,894         19,846         16,189
            12/31/00        18,779         21,442         19,555
            12/31/01        21,639         20,513         21,459
            12/31/02        17,855         17,399         19,341
            12/31/03        25,030         22,818         28,031
            12/31/04        31,521         26,683         34,081
            12/31/05        37,011         28,511         36,718

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 14, 1992.

On May 1, 2005, the Fund changed its benchmark from the Russell 2500 Value Index to the Russell 3000 Value Index because the Russell 3000 Value Index is more representative of the multi-cap nature of the Fund.

42

----------------------------------
TOUCHSTONE THIRD AVENUE VALUE FUND
----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2005

       Shares                                                          Value

COMMON STOCKS -- 61.8%
  AUTOMOTIVE -- 2.6%
          53,400  American Axle & Manufacturing
                  Holdings, Inc.                                   $    978,822
          91,200  Superior Industries International, Inc.             2,030,112
--------------------------------------------------------------------------------
                                                                      3,008,934
--------------------------------------------------------------------------------
  BANKING -- 2.2%
          75,600  Brookline Bancorp, Inc.                             1,071,252
         100,010  NewAlliance Bancshares, Inc.                        1,454,145
--------------------------------------------------------------------------------
                                                                      2,525,397
--------------------------------------------------------------------------------
  CONSUMER PRODUCTS -- 2.5%
          66,900  JAKKS Pacific, Inc.*                                1,400,886
          98,000  LeapFrog Enterprises, Inc.*                         1,141,700
          32,000  Russ Berrie and Company, Inc.                         365,440
--------------------------------------------------------------------------------
                                                                      2,908,026
--------------------------------------------------------------------------------
  ELECTRONICS -- 7.2%
          82,800  American Power Conversion Corp.                     1,821,600
         169,000  AVX Corp.                                           2,447,120
          24,600  Bel Fuse, Inc. - Class B                              782,280
          62,600  Electronics For Imaging, Inc.*                      1,665,786
          25,600  Lexmark International, Inc. - Class A*              1,147,648
          30,700  Synopsys, Inc.*                                       615,842
--------------------------------------------------------------------------------
                                                                      8,480,276
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 8.2%
          15,000  Ambac Financial Group, Inc.                         1,155,900
          13,800  CIT Group, Inc.                                       714,564
          38,250  Legg Mason, Inc.                                    4,578,142
          37,100  MBIA, Inc.                                          2,231,936
          48,725  Westwood Holdings Group, Inc.                         887,770
--------------------------------------------------------------------------------
                                                                      9,568,312
--------------------------------------------------------------------------------
  HEALTH CARE PRODUCTS & SERVICES -- 3.2%
          60,800  Cross Country Healthcare, Inc.*                     1,081,024
          30,400  PAREXEL International Corp.*                          615,904
          88,000  Pfizer, Inc.                                        2,052,160
--------------------------------------------------------------------------------
                                                                      3,749,088
--------------------------------------------------------------------------------
  INDUSTRIAL -- 4.1%
          51,300  Alamo Group, Inc.                                   1,051,650
          13,000  Bandag, Inc.                                          554,710
          63,800  POSCO - ADR                                         3,158,738
--------------------------------------------------------------------------------
                                                                      4,765,098
--------------------------------------------------------------------------------
  INSURANCE -- 5.3%
          39,410  Millea Holdings, Inc. - ADR                         3,391,231
          61,800  Phoenix Companies, Inc. (The)                         842,952
          33,000  Radian Group, Inc.                                  1,933,470
--------------------------------------------------------------------------------
                                                                      6,167,653
--------------------------------------------------------------------------------
  INVESTMENT COMPANIES -- 0.7%
           9,500  Capital Southwest Corp.                               859,750
--------------------------------------------------------------------------------
  OIL & GAS -- 6.2%
          29,000  Maverick Tube Corp.*                                1,155,940
          37,800  Pogo Producing Company                              1,882,818
          23,800  St. Mary Land & Exploration Company*                  876,078
          35,000  Tidewater, Inc.                                     1,556,100
          46,200  Whiting Petroleum Corp.*                            1,848,000
--------------------------------------------------------------------------------
                                                                      7,318,936
--------------------------------------------------------------------------------
  REAL ESTATE -- 12.2%
          58,550  Brookfield Asset
                  Management, Inc. - Class A                       $  2,946,822
          84,000  Forest City Enterprises, Inc. - Class A             3,186,120
         103,950  Origen Financial, Inc.                                740,124
          40,420  ProLogis                                            1,888,422
           2,100  Skyline Corp.                                          76,440
          34,100  St. Joe Company (The)                               2,292,202
         127,600  Trammell Crow Co.*                                  3,272,940
--------------------------------------------------------------------------------
                                                                     14,403,070
--------------------------------------------------------------------------------
  SEMI-CONDUCTOR EQUIPMENT -- 2.6%
          30,000  Applied Materials, Inc.                               538,200
          93,900  Credence Systems Corp.*                               653,544
          76,000  Electro Scientific Industries, Inc.*                1,835,400
--------------------------------------------------------------------------------
                                                                      3,027,144
--------------------------------------------------------------------------------
  SOFTWARE -- 0.6%
          31,100  Sybase, Inc.*                                         679,846
--------------------------------------------------------------------------------
  TELECOMMUNICATION EQUIPMENT -- 4.2%
          80,300  Comverse Technology, Inc.*                          2,135,177
         214,650  Sycamore Networks, Inc.*                              927,288
         168,000  Tellabs, Inc.*                                      1,831,200
--------------------------------------------------------------------------------
                                                                      4,893,665
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 72,355,195
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 20.3%
  AUTOMOTIVE -- 3.4%
         110,000  Toyota Industries Corp.                          $  3,954,553
--------------------------------------------------------------------------------
  COMPUTERS - INTEGRATED SYSTEMS -- 1.1%
         121,100  Geac Computer Corp.*                                1,319,990
--------------------------------------------------------------------------------
  FORESTRY -- 1.1%
         100,000  TimberWest Forest Corp.                             1,318,000
--------------------------------------------------------------------------------
  INDUSTRIAL -- 0.8%
          44,300  Agrium, Inc.                                          974,157
--------------------------------------------------------------------------------
  INSURANCE -- 1.5%
          20,000  Arch Capital Group Ltd.*                            1,095,000
         410,000  British Insurance Holdings plc                        631,420
--------------------------------------------------------------------------------
                                                                      1,726,420
--------------------------------------------------------------------------------
  INVESTMENT COMPANIES -- 5.2%
         320,000  Hutchison Whampoa, Ltd.                             3,047,835
         172,500  Investor AB - Class A                               3,006,853
--------------------------------------------------------------------------------
                                                                      6,054,688
--------------------------------------------------------------------------------
  OIL & GAS -- 6.8%
          69,200  Canadian Natural Resources, Ltd.                    3,433,704
          70,400  EnCana Corp.                                        3,179,264
          10,000  Nabors Industries, Ltd.*                              757,500
          44,100  Willbros Group, Inc.*                                 636,804
--------------------------------------------------------------------------------
                                                                      8,007,272
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 0.4%
          23,000  Daiichi Sankyo Company, Ltd.*                         443,658
--------------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                               $ 23,798,738
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 17.1%
      20,041,878  Touchstone Institutional
                  Money Market Fund ^                              $ 20,041,878
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.2%
(COST $83,404,071)                                                 $116,195,811
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%                           946,361
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $117,142,172
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR   - American Depository Receipt.

The accompanying notes are an integral part of the financial investments.

                                                      --------------------------
                                                      TOUCHSTONE VALUE PLUS FUND
                                                      --------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

TOUCHSTONE VALUE PLUS FUND

SUB-ADVISED BY FORT WASHINGTON INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET OVERVIEW

The Fund's total return was 2.17% for the twelve months ended December 31, 2005. The total return for the Russell 1000 Value Index was 7.05% for the same period.

The end result for 2005 was a lackluster year for U.S. financial markets. Bond investors were not able to earn the coupon rates on bonds, as short and medium-term yields rose. Nonetheless, long-term yields stayed in narrow ranges, despite a 200 basis point rise in the federal funds rate to 4.25%. Meanwhile, the stock market, as measured by the S&P 500 Index, generated a 4.91% total return. Volatility in the bond market was the lowest in nearly 20 years, while stock market volatility was the lowest in four decades.

PORTFOLIO REVIEW

In 2005, our strategy benefited from strong stock selection in the Health Care and Consumer Discretionary sectors. Unfortunately, the strength in these sectors did not completely offset weakness in stock selection in the Technology and Industrial sectors.

Sector decisions that negatively impacted performance included holding lower than index weights in the Energy and Utilities sectors. The Fund benefited from an overweight in Health Care and an underweight in Telecommunications.

Our expectation early in the year for large cap stocks to outperform small cap stocks did not happen. However, this outlook appears closer to becoming a reality in 2006, as there was no clear leader in terms of market capitalization in 2005. There was clear leadership in terms of sector performance as Energy and Utility stocks ended the year with solid double-digit gains. However, these gains were realized in the first three quarters of the year leading us to believe that new sector leadership may be on the horizon, especially as the market anticipates the end of the Fed tightening.

Over the period, a strategic decision was made to increase sector weights in the Financials and Utilities sectors. The ability to add to these sectors was created through slightly decreasing the Technology, Industrials and Consumer Discretionary sectors. Staying true to our discipline, we continue to focus on diversification and quality as the foundation of our strategy.

MARKET OUTLOOK

We are struck by how well the U.S. economy has overcome the headwinds of monetary tightening, surging energy prices and a series of natural disasters. The economy may have posted its eleventh consecutive quarter of growth in excess of 3% in the fourth quarter. Meanwhile, core inflation, which excludes food and energy, appears to be holding around 2%, despite more than a doubling of oil prices in the past two years.

We believe earnings growth will remain stable giving investors additional confidence in the market. If this additional confidence is established, slight multiple expansion is a possibility. While double-digit returns for 2006 are possible, single-digit returns are realistic. If, as we anticipate, new leadership emerges from the Health Care and Technology sectors, we expect the Fund to perform well against the Russell 1000 Value Index.

44

--------------------------
TOUCHSTONE VALUE PLUS FUND
--------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
         12/31/05                   12/31/05                  05/01/98
           2.17%                      1.27%                     3.31%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                    05/01/98
                                     28.38%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                      [The following table was represented
                  as a mountain chart in the printed material.]


                                Touchstone        Russell 1000
                                Value Plus           Value
                                   Fund          (Major Index)
                  05/01/98        10,000            10,000
                  12/31/98        10,211            10,287
                  12/31/99        11,745            11,043
                  12/31/00        12,055            11,817
                  12/31/01        11,949            11,157
                  12/31/02         8,764             9,425
                  12/31/03        11,369            12,255
                  12/31/04        12,567            14,276
                  12/31/05        12,838            15,283

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1998.

                                                      --------------------------
                                                      TOUCHSTONE VALUE PLUS FUND
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2005

     Shares                                                            Value

COMMON STOCKS -- 97.1%
  BANKING -- 10.5%
          16,778  Bank of America +                                 $   774,305
          16,807  Citigroup                                             815,645
           8,860  U.S. Bancorp                                          264,825
--------------------------------------------------------------------------------
                                                                      1,854,775
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO -- 6.6%
           6,417  Anheuser Busch                                        275,674
           4,928  Diageo plc - ADR                                      287,302
           5,761  McDonald's                                            194,261
           9,863  Outback Steakhouse, Inc.                              410,400
--------------------------------------------------------------------------------
                                                                      1,167,637
--------------------------------------------------------------------------------
  BUILDING MATERIALS -- 1.4%
           8,200  Masco                                                 247,558
--------------------------------------------------------------------------------
  CABLE TELEVISION -- 1.7%
          11,789  Comcast Corp. - Class A*                              302,859
--------------------------------------------------------------------------------
  CHEMICALS -- 1.2%
           5,008  Du Pont (E.I.) De Nemours                             212,840
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION -- 6.0%
           2,434  Computer Sciences*                                    123,258
           4,450  First Data                                            191,395
          13,499  Hewlett-Packard                                       386,476
           4,352  International Business Machines                       357,734
--------------------------------------------------------------------------------
                                                                      1,058,863
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES -- 5.3%
           7,319  Cinergy                                               310,765
           3,629  Dominion Resources                                    280,159
           5,319  Public Service Enterprise Group, Inc.                 345,575
--------------------------------------------------------------------------------
                                                                        936,499
--------------------------------------------------------------------------------
  ELECTRONICS -- 3.2%
           3,951  Analog Devices                                        141,722
          21,003  Flextronics International*                            219,271
           7,881  Intel                                                 196,710
--------------------------------------------------------------------------------
                                                                        557,703
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 10.1%
           7,322  Federal Home Loan Mortgage
                    Corporation                                         478,493
          13,104  J.P. Morgan Chase                                     520,097
           2,957  Lehman Brothers Holdings                              378,999
           6,081  Merrill Lynch & Co., Inc.                             411,866
--------------------------------------------------------------------------------
                                                                      1,789,455
--------------------------------------------------------------------------------
  HEALTH CARE PROVIDERS -- 1.2%
           2,586  WellPoint, Inc.*                                      206,337
--------------------------------------------------------------------------------
  HEAVY MACHINERY -- 3.5%
           7,005  Caterpiller                                           404,679
           3,183  Deere & Co.                                           216,794
--------------------------------------------------------------------------------
                                                                        621,473
--------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS -- 1.2%
           3,564  Kimberly-Clark                                        212,593
--------------------------------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED -- 4.2%
          13,902  General Electric                                      487,265
           8,962  Tyco International                                    258,643
--------------------------------------------------------------------------------
                                                                        745,908
--------------------------------------------------------------------------------
  INSURANCE -- 6.0%
           5,834  American International Group, Inc.                    398,054
          10,633  Genworth Financial, Inc.                              367,689
           5,597  Lincoln National                                      296,809
--------------------------------------------------------------------------------
                                                                      1,062,552
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING -- 2.6%
           8,647  Clear Channel Communications                       $  271,948
          10,793  Time Warner, Inc.                                     188,230
--------------------------------------------------------------------------------
                                                                        460,178
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES -- 1.5%
          10,831  Boston Scientific Corp.*                              265,251
--------------------------------------------------------------------------------
  OIL & GAS -- 11.6%
           4,180  Baker Houghes                                         254,060
           3,176  BJ Services Co.                                       116,464
           5,527  ChevronTexaco                                         313,768
           9,142  ConocoPhillips                                        531,882
          14,536  Exxon Mobil                                           816,488
--------------------------------------------------------------------------------
                                                                      2,032,662
--------------------------------------------------------------------------------
  PAPER & RELATED PRODUCTS -- 1.4%
           4,361  Sealed Air Corp.*                                     244,957
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 9.3%
           2,526  Amgen, Inc.*                                          199,200
           3,850  Cardinal Health, Inc.                                 264,688
           5,503  Novartis AG - ADR                                     288,797
          32,985  Pfizer                                                769,210
           3,729  Watson Pharmaceuticals, Inc.*                         121,230
--------------------------------------------------------------------------------
                                                                      1,643,125
--------------------------------------------------------------------------------
  RETAILERS -- 3.2%
          11,711  CVS                                                   309,404
           6,497  Home Depot, Inc.                                      262,999
--------------------------------------------------------------------------------
                                                                        572,403
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS -- 4.6%
           2,916  Alltell                                               184,000
          13,064  AT&T, Inc.                                            319,937
          10,359  Verizon Communications                                312,013
--------------------------------------------------------------------------------
                                                                        815,950
--------------------------------------------------------------------------------
  TELEVISION BROADCASTING STATIONS -- 0.8%
           1,081  CCE Spinco, Inc.*                                      14,159
           3,895  Viacom, Inc. - Class B                                126,977
--------------------------------------------------------------------------------
                                                                        141,136
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $17,152,714
--------------------------------------------------------------------------------
  INVESTMENT FUNDS -- 7.5%
       1,316,751  Touchstone Institutional
                  Money Market Fund ^ **                            $ 1,316,751
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 104.6%
(COST $15,945,262)                                                  $18,469,465
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.6%)                        (815,700)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $17,653,765
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2005, was $770,751.

** As of December 31, 2005, $786,617 represents collateral for securities loaned.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial investments.

46

--------------------
TOUCHSTONE ETF FUNDS
--------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

TOUCHSTONE ETF FUNDS

SUB-ADVISED BY TODD INVESTMENT ADVISORS

TOUCHSTONE AGGRESSIVE ETF FUND
TOUCHSTONE CONSERVATIVE ETF FUND
TOUCHSTONE ENHANCED ETF FUND
TOUCHSTONE MODERATE ETF FUND

PERFORMANCE AND MARKET OVERVIEW

Four Exchange Traded Funds (ETF) are available for investors seeking "Lifestyle" products for their annuity holdings. Strategic options include the Aggressive, Conservative, and Moderate ETF Funds. These funds use asset allocations of up to 9 ETFs that should not change dramatically over time, with higher bond weightings for the more conservative funds, and lower bond weights for the more aggressive funds. The fourth option is the Enhanced ETF Fund, which uses a tactical asset allocation in an effort to generate better returns.

Performance for the Funds was in line with expectations. As of December 31, 2005, the one-year total return for the Conservative ETF Fund was 3.32%. This compares with the Lehman Brothers Aggregate Index returning 2.43%. As of December 31, 2005, the one-year total return for the Aggressive ETF Fund was 4.63%, Enhanced ETF Fund was 6.02% and Moderate ETF Fund was 3.93%. This compares with the S&P 1500 Index returning 5.68%. The specific blended benchmark returns were 3.65% for the Conservative ETF Fund, 5.09% for the Aggressive ETF Fund, 5.39% for the Enhanced ETF Fund and 4.47% for the Moderate ETF Fund.

U.S. markets underperformed international markets for the year. This was largely because the U.S. had been increasing short-term interest rates while many foreign markets were enjoying lower short-term interest rates. Within the U.S. markets, the S&P (Mid-Cap) 400 Index (+15.5%) performed better than the S&P 600 (Small-Cap) Index (+7.7%) and S&P (Large-Cap) 500 Index (+4.9%). Large-Cap Value outperformed Large-Cap Growth for the year and the most recent quarter. Mid- and Small-Cap Growth outperformed their Value counterparts.

PORTFOLIO REVIEW

Our asset allocations for the strategic portfolios (Aggressive, Conservative and Moderate ETF Funds) have favored mid and smaller capitalization stocks versus the larger stocks. This has helped performance. Within those sectors we have favored value stocks over growth stocks. This was less helpful as Small and Mid Cap growth indices outperformed their value counterparts. Our tactical asset allocation fund, the Enhanced ETF Fund, outperformed its benchmark. It has had an emphasis toward the Mid- and Small-Cap stocks, as well as some exposure to EAFE (Europe, Australia, Far East) during the rebalancing this past year.

CURRENT STRATEGY AND OUTLOOK

As we look forward, there seems to be some change afoot in the markets. The 1990's saw that U.S. markets were predominant, and style results for the past 5 years have generally favored Value and Small Caps over Growth and Large Caps. We are closely watching the markets and have started to see some of these trends stall or reverse. The Enhanced ETF Fund is the one best positioned to give us early indications of these shifts and with the recent rebalance favoring Mid Cap Growth and Value, Small Cap Growth and International stocks, we are closely watching these asset classes to see if they remain the leaders.

                                                  ------------------------------
                                                  TOUCHSTONE AGGRESSIVE ETF FUND
                                                  ------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
                       One Year                     Since
                         Ended                    Inception
                       12/31/05                    7/16/04
                         4.63%                      9.16%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     7/16/04
                                     13.65%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                      [The following table was represented
                  as a mountain chart in the printed material.]

                                                                  Blend:
                                                              80% S&P 1500 -
                      Touchstone                           20% Lehman Brothers
                      Aggressive          S&P 1500            U.S. Aggregate
                       ETF Fund        (Major Index)          (Minor Index)
    7/16/2004           10,000             10,000               10,000
    7/31/2004            9,900              9,999               10,005
    8/31/2004            9,940             10,029               10,067
    9/30/2004           10,100             10,168               10,185
   10/31/2004           10,220             10,326               10,328
   11/30/2004           10,640             10,778               10,673
   12/31/2004           10,862             11,147               10,985
    1/31/2005           10,651             10,875               10,785
    2/28/2005           10,842             11,119               10,965
    3/31/2005           10,661             10,925               10,801
    4/30/2005           10,470             10,684               10,639
    5/31/2005           10,772             11,063               10,964
    6/30/2005           10,853             11,113               11,016
    7/31/2005           11,164             11,551               11,344
    8/31/2005           11,114             11,441               11,286
    9/30/2005           11,184             11,534               11,336
   10/31/2005           10,983             11,330               11,158
   11/30/2005           11,324             11,774               11,518
   12/31/2005           11,365             11,781               11,545

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

48

--------------------------------
TOUCHSTONE CONSERVATIVE ETF FUND
--------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
                       One Year                     Since
                         Ended                    Inception
                       12/31/05                    7/16/04
                         3.32%                      5.89%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     7/16/04
                                      8.71%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                      [The following table was represented
                  as a mountain chart in the printed material.]

                                                                   Blend:
                                                               35% S&P 1500 -
                           Touchstone    Lehman Brothers    65% Lehman Brothers
                          Conservative      Aggregate          U.S. Aggregate
                            ETF Fund      (Major Index)        (Minor Index)
          7/16/2004          10,000          10,000                10,000
          7/31/2004           9,940          10,029                10,018
          8/31/2004          10,040          10,220                10,153
          9/30/2004          10,121          10,248                10,220
         10/31/2004          10,231          10,334                10,331
         11/30/2004          10,361          10,251                10,436
         12/31/2004          10,523          10,345                10,624
          1/31/2005          10,452          10,411                10,576
          2/28/2005          10,534          10,349                10,619
          3/31/2005          10,412          10,296                10,519
          4/30/2005          10,402          10,435                10,530
          5/31/2005          10,584          10,548                10,734
          6/30/2005          10,655          10,606                10,790
          7/31/2005          10,736          10,510                10,875
          8/31/2005          10,777          10,644                10,929
          9/30/2005          10,756          10,534                10,887
         10/31/2005          10,624          10,451                10,764
         11/30/2005          10,796          10,497                10,942
         12/31/2005          10,871          10,597                11,012

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

                                                    ----------------------------
                                                    TOUCHSTONE ENHANCED ETF FUND
                                                    ----------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
                       One Year                     Since
                         Ended                    Inception
                       12/31/05                    7/16/04
                         6.02%                     13.42%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     7/16/04
                                     20.18%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                      [The following table was represented
                  as a mountain chart in the printed material.]

                                                                   Blend:
                                                               90% S&P 1500 -
                        Touchstone                          10% Lehman Brothers
                         Enhanced           S&P 1500           U.S. Aggregate
                         ETF Fund        (Major Index)         (Minor Index)
          7/16/2004       10,000            10,000                  10,000
          7/31/2004        9,860             9,999                  10,002
          8/31/2004        9,820            10,029                  10,048
          9/30/2004       10,159            10,168                  10,176
         10/31/2004       10,329            10,326                  10,327
         11/30/2004       11,009            10,778                  10,726
         12/31/2004       11,334            11,147                  11,066
          1/31/2005       11,004            10,875                  10,830
          2/28/2005       11,304            11,119                  11,042
          3/31/2005       11,063            10,925                  10,863
          4/30/2005       10,722            10,684                  10,662
          5/31/2005       11,084            11,063                  11,014
          6/30/2005       11,324            11,113                  11,065
          7/31/2005       11,846            11,551                  11,448
          8/31/2005       11,716            11,441                  11,364
          9/30/2005       11,826            11,534                  11,435
         10/31/2005       11,475            11,330                  11,244
         11/30/2005       12,017            11,774                  11,646
         12/31/2005       12,018            11,781                  11,663

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

50

----------------------------
TOUCHSTONE MODERATE ETF FUND
----------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
                       One Year                     Since
                         Ended                    Inception
                       12/31/05                    7/16/04
                         3.93%                      7.89%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     7/16/04
                                     11.73%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
-------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]

                                                                  Blend:
                                                              60% S&P 1500 -
                       Touchstone                          40% Lehman Brothers
                        Moderate            S&P 1500          U.S. Aggregate
                        ETF Fund         (Major Index)        (Minor Index)
         7/16/2004       10,000             10,000               10,000
         7/31/2004        9,920              9,999               10,011
         8/31/2004       10,000             10,029               10,105
         9/30/2004       10,120             10,168               10,201
        10/31/2004       10,241             10,326               10,329
        11/30/2004       10,520             10,778               10,568
        12/31/2004       10,751             11,147               10,824
         1/31/2005       10,620             10,875               10,693
         2/28/2005       10,750             11,119               10,811
         3/31/2005       10,589             10,925               10,676
         4/30/2005       10,488             10,684               10,592
         5/31/2005       10,740             11,063               10,863
         6/30/2005       10,821             11,113               10,917
         7/31/2005       11,012             11,551               11,136
         8/31/2005       11,012             11,441               11,129
         9/30/2005       11,032             11,534               11,137
        10/31/2005       10,861             11,330               10,984
        11/30/2005       11,112             11,774               11,261
        12/31/2005       11,173             11,781               11,308

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

                                                  ------------------------------
                                                  TOUCHSTONE AGGRESSIVE ETF FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2005

    Shares                                                             Value

EXCHANGE TRADED FUNDS -- 96.1%
          28,060  iShares Lehman Aggregate
                  Bond Fund                                         $ 2,822,555
          10,340  iShares MSCI EAFE Index Fund                          614,816
           6,900  iShares S&P 500 Index Fund                            860,016
          47,960  iShares S&P 500/BARRA
                  Growth Index Fund                                   2,843,549
          79,760  iShares S&P 500/BARRA
                  Value Index Fund                                    5,187,591
           8,110  iShares S&P MidCap 400/BARRA
                  Growth Index Fund                                     613,359
          10,530  iShares S&P MidCap 400/BARRA
                  Value Index Fund                                      743,102
           1,220  iShares S&P SmallCap 600/BARRA
                  Growth Index Fund                                     141,691
           6,890  iShares S&P SmallCap 600/BARRA
                  Value Index Fund                                      440,133
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                         $14,266,812
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 2.3%
         335,235  Touchstone Institutional
                  Money Market Fund ^                               $   335,235
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.4%
(COST $14,153,814)                                                  $14,602,047
OTHER ASSETS IN EXCESS OF LIABILITIES -- (1.6%)                         242,622
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $14,844,669
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial investments.

52

--------------------------------
TOUCHSTONE CONSERVATIVE ETF FUND
--------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2005

    Shares                                                             Value

EXCHANGE TRADED FUNDS -- 98.6%
           9,800  iShares Lehman 1-3 Year
                  Treasury Bond Fund                                $   786,352
          41,920  iShares Lehman Aggregate
                  Bond Fund                                           4,216,734
           2,950  iShares MSCI EAFE Index Fund                          175,407
           2,680  iShares S&P 500 Index Fund                            334,035
          12,480  iShares S&P 500/BARRA
                  Growth Index Fund                                     739,939
          18,980  iShares S&P 500/BARRA
                  Value Index Fund                                    1,234,459
           2,280  iShares S&P MidCap 400/BARRA
                  Growth Index Fund                                     172,436
           2,380  iShares S&P MidCap 400/BARRA
                  Value Index Fund                                      167,957
             630  iShares S&P SmallCap 600/BARRA
                  Growth Index Fund                                      73,168
           1,240  iShares S&P SmallCap 600/BARRA
                  Value Index Fund                                       79,211
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                         $ 7,979,698
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 2.4%
         197,626  Touchstone Institutional
                  Money Market Fund ^                               $   197,626
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.0%
(COST $8,105,175)                                                   $ 8,177,324
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0%)                         (79,636)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $ 8,097,688

^Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial investments.

                                                    ----------------------------
                                                    TOUCHSTONE ENHANCED ETF FUND
                                                   ----------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2005

    Shares                                                             Value

EXCHANGE TRADED FUNDS -- 97.9%
           7,610  iShares Lehman Aggregate
                  Bond Fund                                        $    765,490
          14,010  iShares MSCI EAFE Index Fund                          833,035
          13,190  iShares S&P 500/BARRA
                  Growth Index Fund                                     782,035
          12,040  iShares S&P 500/BARRA
                  Value Index Fund                                      783,082
          78,370  iShares S&P MidCap 400/BARRA
                  Growth Index Fund                                   5,927,123
          81,860  iShares S&P MidCap 400/BARRA
                  Value Index Fund                                    5,776,860
          49,730  iShares S&P SmallCap 600/BARRA
                  Growth Index Fund                                   5,775,642
          88,710  iShares S&P SmallCap 600/BARRA
                  Value Index Fund                                    5,666,795
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                        $ 26,310,062
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 2.6%
         687,533  Touchstone Institutional
                  Money Market Fund ^                              $    687,533
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.5%
(COST $26,174,504)                                                 $ 26,997,595
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)                        (133,742)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 26,863,853
--------------------------------------------------------------------------------

^Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial investments.

54

----------------------------
TOUCHSTONE ENHANCED ETF FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                             December 31, 2005

       Shares                                                          Value

EXCHANGE TRADED FUNDS -- 98.3%
          75,630  iShares Lehman Aggregate
                  Bond Fund                                         $ 7,607,623
          10,130  iShares MSCI EAFE Index Fund                          602,330
          15,310  iShares S&P 500 Index Fund                          1,908,238
          38,460  iShares S&P 500/BARRA
                  Growth Index Fund                                   2,280,293
          67,910  iShares S&P 500/BARRA
                  Value Index Fund                                    4,416,867
           8,020  iShares S&P MidCap 400/BARRA
                  Growth Index Fund                                     606,553
          11,290  iShares S&P MidCap 400/BARRA
                  Value Index Fund                                      796,735
           1,710  iShares S&P SmallCap 600/BARRA
                  Growth Index Fund                                     198,599
           6,080  iShares S&P SmallCap 600/BARRA
                  Value Index Fund                                      388,390
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                         $18,805,628
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 3.0%
         573,281  Touchstone Institutional
                  Money Market Fund ^                               $   573,281
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.3%
(COST $19,011,372)                                                  $19,378,909
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.3%)                        (241,665)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $19,137,244
--------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial investments.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

Statements of Assets and Liabilities
-------------------------------------------------------------------------------
                                                               December 31, 2005

                                                                                      TOUCHSTONE                        TOUCHSTONE
                                                                       TOUCHSTONE        BARON        TOUCHSTONE      EAGLE CAPITAL
                                                                        BALANCED       SMALL CAP       CORE BOND       APPRECIATION
                                                                          FUND            FUND            FUND             FUND
ASSETS:
Investments, at cost                                                  $ 29,419,827    $ 22,007,276    $ 40,719,061     $ 29,448,917
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities at market value                                 $  1,768,177    $  4,796,258    $  3,691,857     $  4,373,645
Non-affiliated securities at market value                               29,881,669      26,650,382      36,612,631       27,308,312
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $1,134,232, $4,280,053 and          $ 31,649,846    $ 31,446,640    $ 40,304,488     $ 31,681,957
         $1,796,152 of securities loaned for the Balanced Fund,
         the Baron Small Cap Fund and the Eagle Capital
         Appreciation Fund, respectively
Cash                                                                            --         116,746              --               --
Receivables for:
   Dividends                                                                15,992           3,157           9,474           42,374
   Interest                                                                 98,152              --         274,341               --
   Fund shares sold                                                            424          18,802             463               77
   Investments sold                                                        202,852         345,363              --               --
   Securities lending income                                                   134           1,412              --               24
Other assets                                                                    --              --              --               24
------------------------------------------------------------------------------------------------------------------------------------
         Total Assets                                                   31,967,400      31,932,120      40,588,766       31,724,456
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Return of collateral for securities on loan                           1,171,354       4,417,383              --        1,858,941
   Fund shares redeemed                                                      1,587             166             493            8,292
   Investments purchased                                                   550,050          22,712       1,493,013          346,545
Payable to Investment Advisor                                               14,071          20,215          18,211           19,150
Payable to other affiliates                                                  3,819           3,495           3,836            3,853
Payable to Trustees                                                          2,176           2,176           2,176            2,177
Other accrued expenses                                                      19,325          22,700          21,788           24,016
------------------------------------------------------------------------------------------------------------------------------------
         Total Liabilities                                               1,762,382       4,488,847       1,539,517        2,262,974
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            $ 30,205,018    $ 27,443,273    $ 39,049,249     $ 29,461,482
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                 1,842,892       1,379,960       3,797,285        2,258,268
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share        $      16.39    $      19.89    $      10.28     $      13.05
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                    $ 24,719,624    $ 17,171,353    $ 38,406,549     $ 34,836,554
   Undistributed net investment income (loss)                              521,447              --       1,596,915          239,438
   Accumulated net realized gains (losses) on investments
      and foreign currency transactions                                  2,733,791         832,556        (539,642)      (7,847,550)
   Net unrealized appreciation (depreciation) on investments
      and foreign currency transactions                                  2,230,156       9,439,364        (414,573)       2,233,040
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                           $ 30,205,018    $ 27,443,273    $ 39,049,249     $ 29,461,482
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

56

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities continued

                                                                       TOUCHSTONE      TOUCHSTONE      TOUCHSTONE
                                                                        EMERGING        ENHANCED         GROWTH &       TOUCHSTONE
                                                                         GROWTH        DIVIDEND 30       INCOME         HIGH YIELD
                                                                          FUND            FUND            FUND             FUND
ASSETS:
Investments, at cost                                                  $ 31,511,395    $ 27,177,064    $ 27,489,953     $ 39,696,030
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities at market value                                 $  6,294,048    $  2,747,557    $ 11,998,685     $  3,542,702
Non-affiliated securities at market value                               32,286,964      24,525,056      16,853,246       36,613,238
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $4,983,820, $1,850,590, $484,852    $ 38,581,012    $ 27,272,613    $ 28,851,931     $ 40,155,940
         and $714,748 of securities loaned for the Emerging
         Growth Fund, the Enhanced Dividend 30 Fund, the
         Growth & Income Fund and the High Yield Fund,
         respectively
Cash                                                                       100,000              --              --               --
Receivables for:
   Dividends                                                                15,578          30,252          55,627            9,254
   Interest                                                                     --              --              --          714,412
   Fund shares sold                                                          6,493              36              --            2,108
   Investments sold                                                             --              --         196,394               --
   Securities lending income                                                   388           1,607              31              195
Other assets                                                                    --              --             156               --
------------------------------------------------------------------------------------------------------------------------------------
         Total Assets                                                   38,703,471      27,304,508      29,104,139       40,881,909
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Return of collateral for securities on loan                           5,140,258       1,903,932         494,833          732,163
   Fund shares redeemed                                                         69             926           1,918            2,045
   Investments purchased                                                        --              --              --        2,245,598
Payable to Investment Advisor                                               22,670          14,233          14,641           16,015
Payable to other affiliates                                                  3,640           3,552           3,850            3,730
Payable to Trustees                                                          2,176           2,176           1,877            2,176
Other accrued expenses                                                      23,812          19,601          17,391           27,322
------------------------------------------------------------------------------------------------------------------------------------
         Total Liabilities                                               5,192,625       1,944,420         534,510        3,029,049
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            $ 33,510,846    $ 25,360,088    $ 28,569,629     $ 37,852,860
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                 1,900,763       2,856,261       2,760,057        4,438,435
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share        $      17.63    $       8.88    $      10.35     $       8.53
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                    $ 24,625,663    $ 26,136,495    $ 24,011,328     $ 36,701,903
   Undistributed net investment income (loss)                                   --         583,832         500,307        2,695,173
   Accumulated net realized gains (losses) on investments                1,815,566      (1,455,788)      2,696,016       (2,004,126)
   Net unrealized appreciation on investments                            7,069,617          95,549       1,361,978          459,910
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                           $ 33,510,846    $ 25,360,088    $ 28,569,629     $ 37,852,860
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                                                 TOUCHSTONE          TOUCHSTONE
                                                                                   MONEY            THIRD AVENUE       TOUCHSTONE
                                                                                   MARKET              VALUE           VALUE PLUS
                                                                                    FUND                FUND               FUND
ASSETS:
Investments, at cost                                                            $ 79,331,431        $ 83,404,071       $ 15,945,262
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated securities at market value                                           $         --        $ 20,041,878       $  1,316,751
Non-affiliated securities at market value                                         79,331,431          96,153,933         17,152,714
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $770,751 of securities loaned                 $ 79,331,431        $116,195,811       $ 18,469,465
      for the Value Plus Fund
Cash                                                                                  20,371                  --                 --
Receivables for:
   Dividends                                                                              --             125,236             16,888
   Interest                                                                          559,679                  --                 --
   Foreign tax reclaims                                                                   --              32,304                 --
   Fund shares sold                                                                   93,278             146,595                435
   Investments sold                                                                       --           1,225,978                 --
   Securities lending income                                                              --                  --                 61
Other assets                                                                              --                 666                 --
-----------------------------------------------------------------------------------------------------------------------------------
         Total Assets                                                             80,004,759         117,726,590         18,486,849
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Return of collateral for securities on loan                                            --                  --            786,617
   Fund shares redeemed                                                                3,245                 137              6,673
   Investments purchased                                                                  --             458,885                 --
Payable to Investment Advisor                                                          8,740              79,632             11,379
Payable to other affiliates                                                            8,239               9,720              3,491
Payable to Trustees                                                                    2,175               2,251              2,176
Other accrued expenses                                                                26,506              33,793             22,748
-----------------------------------------------------------------------------------------------------------------------------------
         Total Liabilities                                                            48,905             584,418            833,084
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $ 79,955,854        $117,142,172       $ 17,653,765
-----------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS A SHARES
   Net assets attributable to Class A shares                                    $         --        $117,142,172       $ 17,653,765
   Shares of beneficial interest outstanding
      (unlimited number of shares authorized, no par value)                               --           4,355,886          1,626,330
   Net asset value, offering price and redemption price per share               $         --        $      26.89       $      10.85
PRICING OF CLASS I SHARES
   Net assets attributable to Class I shares                                    $ 42,613,557        $         --       $         --
   Shares of beneficial interest outstanding
      (unlimited number of shares authorized, no par value)                       42,598,530                  --                 --
   Net asset value, offering price and redemption price per share               $       1.00        $         --       $         --
PRICING OF CLASS SC SHARES
   Net assets attributable to Class SC shares                                   $ 37,342,297        $         --       $         --
   Shares of beneficial interest outstanding
      (unlimited number of shares authorized, no par value)                       37,347,833                  --                 --
   Net asset value, offering price and redemption price per share               $       1.00        $         --       $         --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $ 80,398,655        $ 79,762,613       $ 20,990,342
   Undistributed net investment income                                                    --             480,115            150,839
   Accumulated net realized gains (losses) on investments
      and foreign currency transactions                                             (442,801)          4,108,580         (6,011,619)
   Net unrealized appreciation on investments
      and foreign currency transactions                                                   --          32,790,864          2,524,203
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                     $ 79,955,854        $117,142,172       $ 17,653,765
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.

58

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities continued


                                                                       TOUCHSTONE      TOUCHSTONE      TOUCHSTONE       TOUCHSTONE
                                                                       AGGRESSIVE     CONSERVATIVE      ENHANCED         MODERATE
                                                                          ETF             ETF             ETF              ETF
                                                                          FUND            FUND            FUND             FUND
ASSETS:
Investments, at cost                                                  $ 14,153,814    $  8,105,175    $ 26,174,504     $ 19,011,372
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities at market value                                 $    335,235    $    197,626    $    687,533     $    573,281
Non-affiliated securities at market value                               14,266,812       7,979,698      26,310,062       18,805,628
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                                 $ 14,602,047    $  8,177,324    $ 26,997,595     $ 19,378,909
Receivables for:
   Dividends                                                                   898             724           3,898            1,377
   Interest                                                                 10,726          18,386           2,901           28,664
   Fund shares sold                                                        317,984              --          95,214               --
Receivable from Advisor                                                         --           4,712              --               --
------------------------------------------------------------------------------------------------------------------------------------
         Total Assets                                                   14,931,655       8,201,146      27,099,608       19,408,950
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Fund shares redeemed                                                      7,090          19,037          12,013           21,854
   Investments purchased                                                    54,779          62,022         196,706          225,772
Payable to Investment Advisor                                                2,430              --           3,479            1,405
Payable to other affiliates                                                  3,345           3,346           3,339            3,344
Payable to Trustees                                                          2,176           2,176           2,176            2,176
Other accrued expenses                                                      17,166          16,877          18,042           17,155
------------------------------------------------------------------------------------------------------------------------------------
         Total Liabilities                                                  86,986         103,458         235,755          271,706
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            $ 14,844,669    $  8,097,688    $ 26,863,853     $ 19,137,244
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                 1,313,640         755,648       2,243,057        1,722,003
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share        $      11.30    $      10.72    $      11.98     $      11.11
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                    $ 14,214,030    $  7,897,042    $ 25,730,137     $ 18,517,763
   Undistributed net investment income                                     170,869         120,685         117,649          247,656
   Accumulated net realized gain on investments                             11,537           7,812         192,976            4,288
   Net unrealized appreciation on investments                              448,233          72,149         823,091          367,537
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                           $ 14,844,669    $  8,097,688    $ 26,863,853     $ 19,137,244
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

Statements of Operations
--------------------------------------------------------------------------------
                                            For the Year Ended December 31, 2005

                                                                                       TOUCHSTONE                       TOUCHSTONE
                                                                       TOUCHSTONE        BARON        TOUCHSTONE       EAGLE CAPITAL
                                                                        BALANCED       SMALL CAP       CORE BOND       APPRECIATION
                                                                          FUND            FUND            FUND             FUND
INVESTMENT INCOME:
   Dividends from affiliated securities                               $     10,432    $      7,134    $     22,431     $     46,216
   Dividends from non-affiliated securities (a)                            289,598          77,368              --          493,812
   Interest                                                                455,244          10,271       1,782,793           31,271
   Income from securities loaned                                             4,075           7,678             218            1,563
-----------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                              759,349         102,451       1,805,442          572,862
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                                245,790         269,681         219,948          238,220
   Accounting and pricing fees                                              15,998          15,998          16,099           15,998
   Administration fees                                                      23,998          23,998          24,189           23,998
   Compliance fees and expenses                                                971             470           1,009            1,023
   Custody fees                                                              7,474           5,472           5,762            6,126
   Professional fees                                                        16,327          16,297          17,022           16,127
   Sponsor fees                                                             61,448          51,368          79,982           63,526
   Transfer agent fees                                                      12,000          12,000          12,000           12,000
   Trustee fees                                                              4,152           4,267           4,154            3,343
   Other expenses                                                           13,935           9,344          16,076            6,870
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                       402,093         408,895         396,241          387,231
      Fees waived by the Advisor                                           (51,516)             --          (4,557)          (3,497)
      Fees reduced by Custodian                                               (674)             --              --           (1,523)
      Waiver of Sponsor fees                                               (61,448)             --         (78,976)         (36,787)
      Fees waived by Transfer agent                                        (12,000)        (12,000)        (12,000)         (12,000)
-----------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                         276,455         396,895         300,708          333,424
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               482,894        (294,444)      1,504,734          239,438
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                        2,767,987       1,497,602        (152,011)       3,018,324
      Foreign currency                                                      11,452              --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         2,779,439       1,497,602        (152,011)       3,018,324
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation on:
      Investments                                                       (1,322,194)        658,459        (683,297)      (3,280,303)
      Foreign currency                                                     (14,509)             --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        (1,336,703)        658,459        (683,297)      (3,280,303)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                  1,442,736       2,156,061        (835,308)        (261,979)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $  1,925,630    $  1,861,617    $    669,426     $    (22,541)
===================================================================================================================================

(a) Net of foreign tax withholdings of:                               $         43    $         37    $         --     $         --

The accompanying notes are an integral part of the financial statements.

60

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Operations continued

                                                                       TOUCHSTONE     TOUCHSTONE       TOUCHSTONE
                                                                        EMERGING       ENHANCED          GROWTH &       TOUCHSTONE
                                                                         GROWTH       DIVIDEND 30        INCOME         HIGH YIELD
                                                                          FUND            FUND            FUND             FUND
INVESTMENT INCOME:
  Dividends from affiliated securities                                $     13,302    $      7,780    $     98,940     $     18,255
  Dividends from non-affiliated securities (a)                             172,562         739,985         651,026               --
  Interest                                                                  13,615           4,760           5,085        2,988,546
  Income from securities loaned                                              7,725          27,631           1,437            5,107
-----------------------------------------------------------------------------------------------------------------------------------
     Total Investment Income                                               207,204         780,156         756,488        3,011,908
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                                 255,304         170,225         241,246          195,444
  Accounting and pricing fees                                               15,998          15,998          15,998           16,475
  Administration fees                                                       23,998          23,998          23,998           24,671
  Compliance fees and expenses                                                 918             649           1,028            1,003
  Custody fees                                                              20,011           5,859           6,259           13,805
  Professional fees                                                         15,747          15,849          16,011           16,592
  Sponsor fees                                                              63,827          52,377          60,312           78,179
  Transfer agent fees                                                       12,000          12,000          12,000           12,000
  Trustees fees                                                              4,257           4,384           3,652            4,083
  Other expenses                                                            13,870           5,368           8,108           17,939
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                        425,930         306,707         388,612          380,191
     Fees waived by the Advisor                                             (6,541)        (48,205)        (60,119)          (2,276)
     Waiver of Sponsor fees                                                (40,406)        (50,178)        (60,312)         (53,301)
     Fees waived by Transfer agent                                         (12,000)        (12,000)        (12,000)         (12,000)
-----------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                          366,983         196,324         256,181          312,614
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              (159,779)        583,832         500,307        2,699,294
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                                2,042,860        (219,523)      3,081,149          791,421
  Net change in unrealized appreciation/depreciation on investments      2,549,545      (1,293,062)     (3,063,468)      (2,269,658)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                  4,592,405      (1,512,585)         17,681       (1,478,237)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $  4,432,626    $   (928,753)   $    517,988     $  1,221,057
===================================================================================================================================

(a) Net of foreign tax withholding of:                                $      1,737    $         --    $         --     $         --

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                                 TOUCHSTONE          TOUCHSTONE
                                                                                   MONEY            THIRD AVENUE        TOUCHSTONE
                                                                                   MARKET               VALUE           VALUE PLUS
                                                                                    FUND                FUND               FUND
INVESTMENT INCOME:
   Dividends from affiliated securities                                         $         --        $    274,939       $      5,970
   Dividends from non-affiliated securities (a)                                           --           1,136,315            355,089
   Interest                                                                        2,733,715             139,346              5,820
   Income from securities loaned                                                          --                  --                254
-----------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                                      2,733,715           1,550,600            367,133
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                                          143,760             810,112            141,100
   Accounting and pricing fees                                                        34,113              39,812             15,998
   Administration fees                                                                51,230              59,718             23,998
   Compliance fees and expenses                                                        2,508               2,548                463
   Custody fees                                                                       14,363              14,900              7,129
   Distribution expenses - Class SC                                                   88,872                  --                 --
   Professional fees                                                                  18,782              17,799             15,497
   Sponsor fees                                                                      159,795             202,530             37,627
   Transfer agent fees                                                                12,000              12,000             12,000
   Trustees fees                                                                       4,071               4,215              4,183
   Other expenses                                                                     12,427              13,138              5,962
-----------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                                 541,921           1,176,772            263,957
      Fees waived and/or expenses reimbursed by the Advisor                          (54,123)                 --             (3,221)
      Fees reduced by Custodian                                                           --                  --             (2,587)
      Waiver of Sponsor fees                                                        (159,540)           (101,510)           (29,855)
      Fees waived by Transfer agent                                                  (12,000)            (12,000)           (12,000)
-----------------------------------------------------------------------------------------------------------------------------------
      Net Expenses                                                                   316,258           1,063,262            216,294
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                              2,417,457             487,338            150,839
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                                         --           7,522,169          1,792,845
      Foreign currency                                                                    --              (7,223)                --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          --           7,514,946          1,792,845
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation on:
      Investments                                                                         --           8,434,768         (1,590,203)
      Foreign currency                                                                    --              (4,915)                --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          --           8,429,853         (1,590,203)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                                          --          15,944,799            202,642
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $  2,417,457        $ 16,432,137       $    353,481
===================================================================================================================================

(a) Net of foreign tax withholdings of:                                         $         --        $     32,962       $        306

The accompanying notes are an integral part of the financial statements.

62

--------------------------------
Touchstone Variable Series Trust
--------------------------------

-------------------------------------------------------------------------------
Statements of Operations continued

                                                                       TOUCHSTONE      TOUCHSTONE     TOUCHSTONE        TOUCHSTONE
                                                                       AGGRESSIVE     CONSERVATIVE     ENHANCED          MODERATE
                                                                          ETF             ETF             ETF              ETF
                                                                          FUND            FUND            FUND             FUND
INVESTMENT INCOME:
   Dividends from affiliated
   securities                                                         $      4,344    $      2,934    $      9,936     $      6,700
   Dividends from non-affiliated securities                                  8,224           2,816              --           16,473
   Interest                                                                205,717         134,919         161,571          274,243
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                              218,285         140,669         171,507          297,416
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                                 37,831          15,959          42,398           39,775
   Accounting and pricing fees                                              15,998          15,998          15,998           15,998
   Administration fees                                                      23,998          23,998          23,998           23,998
   Compliance fees and expenses                                                 15              29              --               15
   Custody fees                                                              5,100           4,353           5,300            4,934
   Professional fees                                                        14,649          14,557          14,513           13,851
   Sponsor fees                                                             18,916           7,980          21,401           19,884
   Transfer agent fees                                                      12,000          12,000          12,000           12,000
   Trustees fees                                                             4,551           4,551           4,551            4,537
   Other expenses                                                            5,224           4,968           6,290            5,596
------------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                       138,282         104,393         146,449          140,588
      Fees waived and/or expenses reimbursed by the Advisor                (59,950)        (64,429)        (59,190)         (58,944)
      Waiver of Sponsor fees                                               (18,916)         (7,980)        (21,401)         (19,884)
      Fees waived by Transfer agent                                        (12,000)        (12,000)        (12,000)         (12,000)
------------------------------------------------------------------------------------------------------------------------------------
      Net Expenses                                                          47,416          19,984          53,858           49,760
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      170,869         120,685         117,649          247,656
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
      Net realized gain on investments                                      11,537           7,830         192,976            4,288
      Net change in unrealized appreciation/
         depreciation on investments                                       409,543          47,946         748,809          325,512
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                           421,080          55,776         941,785          329,800
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $    591,949    $    176,461    $  1,059,434     $    577,456
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            TOUCHSTONE                         TOUCHSTONE
                                                             BALANCED                          BARON SMALL
                                                               FUND                             CAP FUND
                                                   ------------------------------      ------------------------------
                                                     FOR THE          FOR THE           FOR THE           FOR THE
                                                       YEAR             YEAR              YEAR              YEAR
                                                       ENDED            ENDED             ENDED             ENDED
                                                    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                       2005              2004              2005              2004
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)                    $    482,894      $    503,333      $   (294,444)     $   (232,116)
----------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
      Investments                                     2,767,987         2,428,384         1,497,602           685,320
      Foreign currency                                   11,452           (25,514)               --                --
----------------------------------------------------------------------------------------------------------------------
                                                      2,779,439         2,402,870         1,497,602           685,320
----------------------------------------------------------------------------------------------------------------------
   Net change in unrealized
   appreciation/depreciation on:
      Investments                                    (1,322,194)         (148,898)          658,459         4,357,115
      Foreign currency                                  (14,509)           19,085                --                --
----------------------------------------------------------------------------------------------------------------------
                                                     (1,336,703)         (129,813)          658,459         4,357,115
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                                    1,925,630         2,776,390         1,861,617         4,810,319
----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                               (325,521)         (263,238)               --                --
   In excess of net investment income                        --                --                --                --
   Realized capital gains                            (1,430,893)               --                --                --
----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                    (1,756,414)         (263,238)               --                --
----------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold                          3,645,400         7,107,232         6,662,149         8,233,287
   Reinvestment of dividends and distributions        1,756,413           263,238                --                --
   Cost of shares redeemed                           (7,460,008)       (4,804,935)       (4,416,807)       (5,840,559)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    from share transactions                          (2,058,195)        2,565,535         2,245,342         2,392,728
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease)
   in net assets                                     (1,888,979)        5,078,687         4,106,959         7,203,047
NET ASSETS:
   Beginning of year                                 32,093,997        27,015,310        23,336,314        16,133,267
----------------------------------------------------------------------------------------------------------------------
   End of year                                     $ 30,205,018      $ 32,093,997      $ 27,443,273      $ 23,336,314
----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                $    521,447      $    322,948      $         --      $         --
----------------------------------------------------------------------------------------------------------------------
                                                             TOUCHSTONE
                                                             CORE BOND
                                                                FUND
                                                   ------------------------------
                                                    FOR THE           FOR THE
                                                      YEAR              YEAR
                                                      ENDED             ENDED
                                                   DECEMBER 31,      DECEMBER 31,
                                                       2005              2004
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)                    $  1,504,734      $  1,453,816
---------------------------------------------------------------------------------
   Net realized gain (loss) on:
      Investments                                      (152,011)           67,671
      Foreign currency                                       --                --
---------------------------------------------------------------------------------
                                                       (152,011)           67,671
---------------------------------------------------------------------------------
   Net change in unrealized
   appreciation/depreciation on:
      Investments                                      (683,297)         (221,488)
      Foreign currency                                       --                --
---------------------------------------------------------------------------------
                                                       (683,297)         (221,488)
---------------------------------------------------------------------------------
Net increase in net assets
   from operations                                      669,426         1,299,999
---------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                                     --        (1,453,818)
   In excess of net investment income                        --          (132,634)
   Realized capital gains                                    --                --
---------------------------------------------------------------------------------
Total dividends and distributions                            --        (1,586,452)
---------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold                          3,797,730         7,832,479
   Reinvestment of dividends and distributions               --         1,586,452
   Cost of shares redeemed                           (5,461,729)      (11,669,039)
---------------------------------------------------------------------------------
Net increase (decrease)
    from share transactions                          (1,663,999)       (2,250,108)
---------------------------------------------------------------------------------
Total increase (decrease)
   in net assets                                       (994,573)       (2,536,561)
NET ASSETS:
   Beginning of year                                 40,043,822        42,580,383
---------------------------------------------------------------------------------
   End of year                                     $ 39,049,249      $ 40,043,822
---------------------------------------------------------------------------------
Undistributed net investment income                $  1,596,915      $         --
---------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

64

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued


                                              TOUCHSTONE                      TOUCHSTONE                      TOUCHSTONE
                                            EAGLE CAPITAL                  EMERGING GROWTH                ENHANCED DIVIDEND
                                          APPRECIATION FUND                      FUND                           30 FUND
                                      ----------------------------    ----------------------------    ----------------------------
                                         FOR THE        FOR THE         FOR THE         FOR THE         FOR THE        FOR THE
                                          YEAR           YEAR            YEAR            YEAR            YEAR            YEAR
                                         ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                          2005            2004            2005            2004            2005            2004
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)       $    239,438    $    311,003    $   (159,779)   $   (252,150)   $    583,832    $    608,734
   Net realized gain (loss)
      on investments                     3,018,324       1,473,596       2,042,860       9,292,891        (219,523)        331,403
   Net change in unrealized
      appreciation/depreciation
      on investments                    (3,280,303)      2,824,758       2,549,545      (4,431,197)     (1,293,062)        482,603
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                  (22,541)      4,609,357       4,432,626       4,609,544        (928,753)      1,422,740
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                   (26,545)       (314,691)             --              --              --        (608,737)
   Realized capital gains                       --              --      (9,006,025)     (2,106,820)             --              --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions          (26,545)       (314,691)     (9,006,025)     (2,106,820)             --        (608,737)
----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold             1,004,853       2,092,809       4,382,918       8,987,452       4,457,260       4,201,920
   Reinvestment of dividends
      and distributions                     26,545         314,691       9,006,025       2,106,819              --         608,737
   Cost of shares redeemed              (6,176,455)     (5,943,726)     (9,439,760)    (16,999,273)     (7,867,817)     (6,182,929)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   from share transactions              (5,145,057)     (3,536,226)      3,949,183      (5,905,002)     (3,410,557)     (1,372,272)
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)
   in net assets                        (5,194,143)        758,440        (624,216)     (3,402,278)     (4,339,310)       (558,269)
NET ASSETS:
   Beginning of year                    34,655,625      33,897,185      34,135,062      37,537,340      29,699,398      30,257,667
----------------------------------------------------------------------------------------------------------------------------------
   End of year                        $ 29,461,482    $ 34,655,625    $ 33,510,846    $ 34,135,062    $ 25,360,088    $ 29,699,398
==================================================================================================================================
Undistributed net investment income   $    239,438    $     26,545    $         --    $         --    $    583,832    $         --
----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------


                                                   TOUCHSTONE                    TOUCHSTONE                    TOUCHSTONE
                                                GROWTH & INCOME                  HIGH YIELD                   MONEY MARKET
                                                      FUND                          FUND                          FUND
                                           ---------------------------   ---------------------------   ----------------------------
                                             FOR THE        FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                               YEAR           YEAR           YEAR           YEAR           YEAR            YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED           ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                               2005           2004           2005           2004           2005            2004
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                   $    500,307   $    573,261   $  2,699,294   $  3,023,681   $  2,417,457   $   1,169,796
   Net realized gain (loss) on investments    3,081,149      1,968,230        791,421        725,585             --            (130)
   Net change in unrealized
      appreciation/depreciation
      on investments                         (3,063,468)       479,636     (2,269,658)      (300,187)            --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase
   in net assets from operations                517,988      3,021,127      1,221,057      3,449,079      2,417,457       1,169,666
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
      TO SHAREHOLDERS FROM:
   Net investment income, Class A                    --       (573,261)            --     (3,023,703)            --              --
   Net investment income, Class I                    --             --             --             --     (1,388,785)       (753,364)
   Net investment income, Class SC                   --             --             --             --     (1,028,672)       (416,432)
   Realized capital gains                    (1,503,333)            --             --             --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions            (1,503,333)      (573,261)            --     (3,023,703)    (2,417,457)     (1,169,796)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A
   Proceeds from shares sold                  1,250,276      3,609,267     20,102,785     26,612,341             --              --
   Reinvestment of dividends
      and distributions                       1,503,333        573,261             --      3,023,702             --              --
   Cost of shares redeemed                   (5,989,804)    (6,607,165)   (25,799,142)   (33,577,048)            --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease from Class A
   share transactions                        (3,236,195)    (2,424,637)    (5,696,357)    (3,941,005)            --              --
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
   Proceeds from shares sold                         --             --             --             --     63,118,368      72,270,487
   Reinvestment of dividends                         --             --             --             --      1,393,762         755,992
   Cost of shares redeemed                           --             --             --             --    (60,086,304)   (108,116,343)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    from Class I share transactions                  --             --             --             --      4,425,826     (35,089,864)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS SC
   Proceeds from shares sold                         --             --             --             --     84,397,097     143,079,361
   Reinvestment of dividends                         --             --             --             --      1,033,792         418,586
   Cost of shares redeemed                           --             --             --             --    (73,815,889)   (145,653,545)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   from Class SC share transactions                  --             --             --             --     11,615,000      (2,155,598)
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets      (4,221,540)        23,229     (4,475,300)    (3,515,629)    16,040,826     (37,245,592)
NET ASSETS:
   Beginning of year                         32,791,169     32,767,940     42,328,160     45,843,789     63,915,028     101,160,620
-----------------------------------------------------------------------------------------------------------------------------------
   End of year                             $ 28,569,629   $ 32,791,169   $ 37,852,860   $ 42,328,160   $ 79,955,854   $  63,915,028
===================================================================================================================================
Undistributed net investment income        $    500,307   $         --   $  2,695,173   $         --   $         --   $          --
-----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

66

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                              TOUCHSTONE                     TOUCHSTONE
                                                                             THIRD AVENUE                    VALUE PLUS
                                                                              VALUE FUND                         FUND
                                                                      ----------------------------    -----------------------------
                                                                        FOR THE         FOR THE         FOR THE          FOR THE
                                                                          YEAR            YEAR            YEAR             YEAR
                                                                          ENDED           ENDED           ENDED            ENDED
                                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                          2005            2004            2005             2004
                                                                      ------------    ------------    ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                                              $    487,338    $    209,920    $    150,839     $    146,467
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
      Investments                                                        7,522,169       6,027,837       1,792,845          510,964
      Foreign currency                                                      (7,223)          7,817              --               --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         7,514,946       6,035,654       1,792,845          510,964
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/
      depreciation on:
         Investments                                                     8,434,768      12,168,523      (1,590,203)       1,259,409
         Foreign currency                                                   (4,915)          2,495              --               --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         8,429,853      12,171,018      (1,590,203)       1,259,409
-----------------------------------------------------------------------------------------------------------------------------------
Net increase
   in net assets from operations                                        16,432,137      18,416,592         353,481        1,916,840
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                                                    (8,772)       (204,994)             --         (146,469)
   Realized capital gains                                               (3,013,717)             --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                       (3,022,489)       (204,994)             --         (146,469)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold                                            24,203,421      18,812,226       2,304,536        2,444,416
   Reinvestment of dividends and distributions                           3,022,487         204,994              --          146,468
   Cost of shares redeemed                                             (16,413,341)    (15,909,118)     (4,547,618)      (4,378,708)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   from share transactions                                              10,812,567       3,108,102      (2,243,082)      (1,787,824)
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 24,222,215      21,319,700      (1,889,601)         (17,453)
NET ASSETS:
   Beginning of year                                                    92,919,957      71,600,257      19,543,366       19,560,819
-----------------------------------------------------------------------------------------------------------------------------------
   End of year                                                        $117,142,172    $ 92,919,957    $ 17,653,765     $ 19,543,366
===================================================================================================================================
Undistributed net investment income                                   $    480,115    $      8,772    $    150,839     $         --
-----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

                                TOUCHSTONE                   TOUCHSTONE                   TOUCHSTONE
                                AGGRESSIVE                  CONSERVATIVE                   ENHANCED
                                   ETF                          ETF                           ETF
                                   FUND                         FUND                          FUND
                       ---------------------------   ---------------------------   ---------------------------
                         FOR THE       FOR THE         FOR THE       FOR THE        FOR THE        FOR THE
                           YEAR          PERIOD         YEAR          PERIOD          YEAR          PERIOD
                           ENDED         ENDED          ENDED          ENDED          ENDED          ENDED
                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                           2005          2004 (a)        2005         2004 (a)         2005         2004 (a)
INCREASE IN
NET ASSETS:
OPERATIONS:
   Net investment
      income           $    170,869   $     22,795   $    120,685   $      8,344   $    117,649   $      2,864
   Net realized gain
      on investments         11,537             --          7,830          3,512        192,976             --
   Net change in
      unrealized
      appreciation/
      depreciation
      on investments        409,543         38,690         47,946         24,203        748,809         74,282
---------------------------------------------------------------------------------------------------------------
Net increase in
   net assets from
   operations               591,949         61,485        176,461         36,059      1,059,434         77,146
---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND
   DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment
      income                     --        (22,795)            --         (8,346)            --         (2,864)
   Realized capital
      gains                      --             --         (3,526)            --             --             --
---------------------------------------------------------------------------------------------------------------
Total dividends and
   distributions                 --        (22,795)        (3,526)        (8,346)            --         (2,864)
---------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from
      shares sold        12,934,043      4,420,049      8,165,512      1,066,676     26,723,320      1,437,928
   Reinvestment of
      dividends and
      distributions              --         22,795          3,528          8,346             --          2,864
   Cost of shares
      redeemed           (2,680,527)      (482,330)      (864,225)      (482,797)    (1,822,841)      (611,134)
---------------------------------------------------------------------------------------------------------------
Net increase
   from share
   transactions          10,253,516      3,960,514      7,304,815        592,225     24,900,479        829,658
---------------------------------------------------------------------------------------------------------------
Total increase in
   net assets            10,845,465      3,999,204      7,477,750        619,938     25,959,913        903,940
NET ASSETS:
   Beginning
      of period           3,999,204             --        619,938             --        903,940             --
---------------------------------------------------------------------------------------------------------------
   End of period       $ 14,844,669   $  3,999,204   $  8,097,688   $    619,938   $ 26,863,853   $    903,940
===============================================================================================================
Undistributed net
   investment
   income              $    170,869   $         --   $    120,685   $         --   $    117,649   $         --
---------------------------------------------------------------------------------------------------------------
                              TOUCHSTONE
                               MODERATE
                                  ETF
                                  FUND
                        ---------------------------
                         FOR THE         FOR THE
                           YEAR          PERIOD
                           ENDED          ENDED
                        DECEMBER 31,   DECEMBER 31,
                            2005         2004 (a)
INCREASE IN
NET ASSETS:
OPERATIONS:
   Net investment
      income            $    247,656   $     12,810
   Net realized gain
      on investments           4,288             --
   Net change in
      unrealized
      appreciation/
      depreciation
      on investments         325,512         42,025
---------------------------------------------------
Net increase in
   net assets from
   operations                577,456         54,835
---------------------------------------------------
DIVIDENDS AND
   DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment
      income                      --        (12,814)
   Realized capital
      gains                       --             --
---------------------------------------------------
Total dividends and
   distributions                  --        (12,814)
---------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from
      shares sold         18,061,892      2,788,473
   Reinvestment of
      dividends and
      distributions               --         12,814
   Cost of shares
      redeemed            (1,789,919)      (555,493)
---------------------------------------------------
Net increase
   from share
   transactions           16,271,973      2,245,794
---------------------------------------------------
Total increase in
   net assets             16,849,429      2,287,815
NET ASSETS:
   Beginning
      of period            2,287,815             --
---------------------------------------------------
   End of period        $ 19,137,244   $  2,287,815
===================================================
Undistributed net
   investment
   income               $    247,656   $         --
---------------------------------------------------

(a) Represents the period from commencement of operations (July 16, 2004) through December 31, 2004.

The accompanying notes are an integral part of the financial statements.

68

--------------------------------
Touchstone Variable Series Trust
--------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding:

TOUCHSTONE BALANCED FUND

                                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------------------------------------
                                                               2005          2004          2003          2002           2001(a)
NET ASSET VALUE, BEGINNING OF YEAR                          $    16.32    $    15.01    $    12.42    $    13.96      $    14.24
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.27          0.25          0.22          0.30            0.38(b)
   Net realized and unrealized gain (loss) on investments         0.80          1.20          2.46         (1.57)             --
---------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                            1.07          1.45          2.68         (1.27)           0.38
---------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (0.18)        (0.14)        (0.09)        (0.27)          (0.38)
   In excess of net investment income                               --            --            --            --           (0.07)
   Realized capital gains                                        (0.82)           --            --            --           (0.21)
---------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                          (1.00)        (0.14)        (0.09)        (0.27)          (0.66)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $    16.39    $    16.32    $    15.01    $    12.42      $    13.96
=================================================================================================================================
TOTAL RETURN                                                      6.61%         9.63%        21.57%        (9.09%)          2.67%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   30,205    $   32,094    $   27,015    $   23,616      $   28,227
Ratios to average net assets:
   Net expenses                                                   0.90%         0.90%         0.90%         0.90%           0.90%
   Net investment income                                          1.57%         1.73%         1.86%         2.22%           2.69%
Portfolio turnover                                                  87%           66%           75%           86%             59%
---------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE BARON SMALL CAP FUND

                                                      FOR THE         FOR THE        FOR THE
                                                        YEAR            YEAR        SIX MONTHS
                                                       ENDED           ENDED           ENDED
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        2005            2004          2003 (e)
NET ASSET VALUE, BEGINNING OF PERIOD                $      18.47    $      14.45    $      12.40
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss                                     (0.21)          (0.18)          (0.09)
   Net realized and unrealized gain
      (loss) on investments                                 1.63            4.20            2.14
-------------------------------------------------------------------------------------------------------
      Total from investment operations                      1.42            4.02            2.05
-------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
      SHAREHOLDERS FROM:
   Net investment income                                      --              --              --
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $      19.89    $      18.47    $      14.45
=======================================================================================================
TOTAL RETURN                                                7.69%          27.82%          16.53%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                  $     27,443    $     23,336    $     16,133
Ratios to average net assets:
   Net expenses                                             1.54%           1.65%           1.65%(d)
   Expenses before voluntary expense reimbursement            NA              NA              NA
   Net investment loss                                     (1.15%)         (1.24%)         (1.44%)(d)
   Loss before voluntary expense reimbursement                NA              NA              NA
Portfolio turnover                                            14%             23%             32%(d)
-------------------------------------------------------------------------------------------------------

                                                             FOR THE YEAR ENDED JUNE 30,
                                                    --------------------------------------------
                                                        2003            2002            2001
NET ASSET VALUE, BEGINNING OF PERIOD                $      12.53    $      12.90    $      11.64
------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss                                     (0.16)          (0.13)          (0.03)
   Net realized and unrealized gain
      (loss) on investments                                 0.03           (0.24)           1.51
------------------------------------------------------------------------------------------------
      Total from investment operations                     (0.13)          (0.37)           1.48
------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
      SHAREHOLDERS FROM:
   Net investment income                                      --              --           (0.22)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $      12.40    $      12.53    $      12.90
================================================================================================
TOTAL RETURN                                               (1.04%)         (2.87%)         12.83%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                  $     11,926    $     11,978    $      6,698
Ratios to average net assets:
   Net expenses                                             1.62%           1.55%           1.55%
   Expenses before voluntary expense reimbursement          2.44%           2.32%           3.10%
   Net investment loss                                     (1.49%)         (1.33%)         (0.33%)
   Loss before voluntary expense reimbursement             (2.32%)         (2.10%)         (1.88%)
Portfolio turnover                                            29%             91%            221%
------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 75

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE CORE BOND FUND

                                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------------------------------------
                                                               2005         2004           2003           2002         2001 (a)
NET ASSET VALUE, BEGINNING OF YEAR                         $     10.11   $     10.19    $     10.23    $     10.38    $     10.25
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.40          0.38           0.40           0.40           0.60(b)
   Net realized and unrealized gain (loss) on investments        (0.23)        (0.04)         (0.04)          0.42           0.20
-----------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                            0.17          0.34           0.36           0.82           0.80
-----------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                                            --         (0.39)         (0.39)         (0.97)         (0.67)
   In excess of net investment income                               --         (0.03)         (0.01)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                             --         (0.42)         (0.40)         (0.97)         (0.67)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $     10.28   $     10.11    $     10.19    $     10.23    $     10.38
===================================================================================================================================
TOTAL RETURN                                                      1.68%         3.31%          3.49%          7.93%          7.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                           $    39,049   $    40,044    $    42,580    $    41,924    $    34,838
Ratios to average net assets:
   Net expenses                                                   0.75%         0.75%          0.75%          0.75%          0.75%
   Net investment income                                          3.76%         3.50%          3.62%          4.57%          5.59%
Portfolio turnover                                                 149%          144%           287%           152%            92%
-----------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

                                                FOR THE      FOR THE      FOR THE
                                                  YEAR         YEAR      SIX MONTHS
                                                 ENDED         ENDED        ENDED            FOR THE YEAR ENDED JUNE 30,
                                              DECEMBER 31, DECEMBER 31, DECEMBER 31,     ------------------------------------
                                                  2005         2004       2003 (e)          2003         2002         2001

NET ASSET VALUE, BEGINNING OF PERIOD           $    13.05   $    11.46   $     9.83      $     9.85   $    15.93   $    30.25
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                      0.11         0.11         0.03           (0.01)       (0.04)       (0.10)
   Net realized and unrealized gain (loss)
      on investments                                (0.10)        1.60         1.61           (0.01)       (4.73)       (9.42)
------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations            0.01         1.71         1.64           (0.02)       (4.77)       (9.52)
------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                            (0.01)       (0.12)       (0.01)             --           --           --
   Realized capital gains                              --           --           --              --        (1.31)       (4.80)
------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions             (0.01)       (0.12)       (0.01)             --        (1.31)       (4.80)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    13.05   $    13.05   $    11.46      $     9.83   $     9.85   $    15.93
==============================================================================================================================
TOTAL RETURN                                         0.05%       14.89%       16.70%(c)       (0.16%)     (30.55%)     (37.42%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)             $   29,461   $   34,656   $   33,897      $   28,623   $   20,309   $   32,008
Ratios to average net assets:
   Net expenses                                      1.05%        1.05%        1.05%(d)        1.16%        1.15%        1.07%
   Expenses before voluntary expense
      reimbursement                                    NA           NA           NA            1.51%        1.17%        1.07%
   Net investment income (loss)                      0.75%        0.94%        0.52%(d)       (0.19%)      (0.33%)      (0.45%)
   Loss before voluntary expense reimbursement         NA           NA           NA           (0.54%)      (0.35%)      (0.45%)
Portfolio turnover                                     51%          40%         241%(d)          70%          31%          47%
------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 75

The accompanying notes are an integral part of the financial statements.

70

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

TOUCHSTONE EMERGING GROWTH FUND

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------
                                                              2005        2004        2003        2002        2001
NET ASSET VALUE, BEGINNING OF YEAR                          $ 20.89     $ 19.64     $ 13.45     $ 18.14     $ 20.22
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss                                        (0.08)      (0.15)      (0.12)      (0.14)      (0.13)
   Net realized and unrealized gain (loss) on investments      3.28        2.48        6.47       (3.90)      (0.39)
--------------------------------------------------------------------------------------------------------------------
         Total from investment operations                      3.20        2.33        6.35       (4.04)      (0.52)
--------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Realized capital gains                                     (6.46)      (1.08)      (0.16)      (0.65)      (1.56)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $ 17.63     $ 20.89     $ 19.64     $ 13.45     $ 18.14
====================================================================================================================
TOTAL RETURN                                                  15.29%      12.06%      47.26%     (22.31%)     (2.62%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $33,511     $34,135     $37,537     $25,408     $36,305
Ratios to average net assets:
   Net expenses                                                1.15%       1.15%       1.15%       1.15%       1.15%
   Net investment loss                                        (0.50%)     (0.65%)     (0.74%)     (0.89%)     (0.72%)
Portfolio turnover                                               70%        134%         88%         63%         85%
--------------------------------------------------------------------------------------------------------------------

TOUCHSTONE ENHANCED DIVIDEND 30 FUND

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------
                                                              2005        2004        2003        2002        2001
NET ASSET VALUE, BEGINNING OF YEAR                          $  9.16     $  8.90     $  6.81     $  8.93     $ 10.18
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                       0.20        0.19        0.09        0.10        0.09
   Net realized and unrealized gain (loss) on investments     (0.48)       0.26        2.09       (2.12)      (1.25)
--------------------------------------------------------------------------------------------------------------------
         Total from investment operations                     (0.28)       0.45        2.18       (2.02)      (1.16)
--------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         --       (0.19)      (0.09)      (0.10)      (0.09)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $  8.88     $  9.16     $  8.90     $  6.81     $  8.93
====================================================================================================================
TOTAL RETURN                                                  (3.06%)      5.08%      32.00%     (22.67%)    (11.45%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $25,360     $29,699     $30,258     $ 7,561     $11,020
Ratios to average net assets:
   Net expenses                                                0.75%       0.75%       0.75%       0.75%       0.75%
   Net investment income                                       2.23%       2.15%       1.57%       1.10%       0.90%
Portfolio turnover                                               48%         60%        140%         27%          6%
--------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 75

The accompanying notes are an integral part of the financial investments.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE GROWTH & INCOME FUND

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------
                                                              2005        2004        2003        2002        2001
NET ASSET VALUE, BEGINNING OF YEAR                          $ 10.72     $  9.91     $  7.78     $  9.93     $ 11.26
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                       0.18        0.19        0.16        0.19        0.23
   Net realized and unrealized gain (loss) on investments      0.02        0.81        2.38       (1.67)      (0.82)
--------------------------------------------------------------------------------------------------------------------
         Total from investment operations                      0.20        1.00        2.54       (1.48)      (0.59)
--------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         --       (0.19)      (0.16)      (0.33)      (0.23)
   Realized capital gains                                     (0.57)         --       (0.25)      (0.34)      (0.51)
--------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                       (0.57)      (0.19)      (0.41)      (0.67)      (0.74)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $ 10.35     $ 10.72     $  9.91     $  7.78     $  9.93
====================================================================================================================
TOTAL RETURN                                                   1.86%      10.10%      32.84%     (14.90%)     (5.28%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $28,570     $32,791     $32,768     $25,263     $34,123
Ratios to average net assets:
   Net expenses                                                0.85%       0.85%       0.85%       0.85%       0.85%
   Net investment income                                       1.66%       1.78%       1.85%       1.78%       1.13%
Portfolio turnover                                               48%         43%         58%         69%        149%
--------------------------------------------------------------------------------------------------------------------

TOUCHSTONE HIGH YIELD FUND

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------
                                                              2005        2004        2003        2002       2001(f)
NET ASSET VALUE, BEGINNING OF YEAR                          $  8.26     $  8.12     $  7.13     $  7.47     $  7.73
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                       0.61        0.64        0.72        0.58        0.78(b)
   Net realized and unrealized gain (loss) on investments     (0.34)       0.14        0.99       (0.37)      (0.25)
--------------------------------------------------------------------------------------------------------------------
         Total from investment operations                      0.27        0.78        1.71        0.21        0.53
--------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         --       (0.64)      (0.72)      (0.55)      (0.78)
   In excess of net investment income                            --          --          --          --       (0.01)
--------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                          --       (0.64)      (0.72)      (0.55)      (0.79)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $  8.53     $  8.26     $  8.12     $  7.13     $  7.47
====================================================================================================================
TOTAL RETURN                                                   3.27%       9.55%      23.99%       2.82%       6.93%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $37,853     $42,328     $45,844     $32,529     $18,024
Ratios to average net assets:
   Net expenses                                                0.80%       0.80%       0.74%(g)    0.80%       0.80%
   Net investment income                                       6.91%       7.30%       8.16%       9.72%       9.59%
Portfolio turnover                                               69%         55%        101%         40%         25%
--------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 75

The accompanying notes are an integral part of the financial investments.

72

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

TOUCHSTONE MONEY MARKET FUND - CLASS I

                                                                                                           FOR THE
                                                                                                           PERIOD
                                                                FOR THE YEAR ENDED DECEMBER 31,             ENDED
                                                          -------------------------------------------    DECEMBER 31,
                                                            2005        2004        2003        2002       2001(h)
NET ASSET VALUE, BEGINNING OF PERIOD                      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                     0.03        0.01        0.01        0.02        0.02(b)
   Net realized and unrealized gain on investments             --          --          --          --        0.00(i)
---------------------------------------------------------------------------------------------------------------------
         Total from investment operations                    0.03        0.01        0.01        0.02        0.02
---------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                    (0.03)      (0.01)      (0.01)      (0.02)      (0.02)
   Realized capital gains                                      --          --          --          --       (0.00)(i)
---------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                     (0.03)      (0.01)      (0.01)      (0.02)      (0.02)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
=====================================================================================================================
TOTAL RETURN                                                 3.16%       1.35%       1.01%       1.58%       2.09%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                        $42,614     $38,188     $73,278     $ 9,482     $10,300
Ratios to average net assets:
   Net expenses                                              0.28%       0.28%       0.30%       0.60%       0.60%(d)
   Net investment income                                     3.13%       1.28%       0.91%       1.53%       2.95%(d)
---------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MONEY MARKET FUND - CLASS SC

                                                              FOR THE         FOR THE          FOR THE
                                                                YEAR            YEAR            PERIOD
                                                               ENDED           ENDED             ENDED
                                                            DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                2005            2004            2003(j)
NET ASSET VALUE, BEGINNING OF PERIOD                          $  1.00         $  1.00         $  1.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.03            0.01            0.00(i)
---------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (0.03)          (0.01)          (0.00)(i)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  1.00         $  1.00         $  1.00
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     2.90%           1.08%           0.28%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                            $37,342         $25,727         $27,883
Ratios to average net assets:
   Net expenses                                                  0.54%           0.54%           0.53%(d)
   Net investment income                                         2.89%           1.06%           0.63%(d)
---------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 75

The accompanying notes are an integral part of the financial investments.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE THIRD AVENUE VALUE FUND

                                               FOR THE         FOR THE        FOR THE
                                                YEAR             YEAR        SIX MONTHS
                                                ENDED            ENDED          ENDED               FOR THE YEAR ENDED JUNE 30,
                                             DECEMBER 31,     DECEMBER 31,   DECEMBER 31,       ----------------------------------
                                                 2005            2004          2003(e)             2003        2002         2001
NET ASSET VALUE, BEGINNING OF PERIOD          $  23.51         $  18.71       $  14.65          $  16.08     $  16.79     $  13.97
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   0.11             0.05          (0.00)(i)          0.05         0.02         0.15
   Net realized and unrealized gain
      (loss) on investments                       3.98             4.80           4.06             (1.17)       (0.61)        4.31
-----------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations         4.09             4.85           4.06             (1.12)       (0.59)        4.46
-----------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                         (0.00)(i)        (0.05)            --             (0.09)       (0.12)       (0.40)
   Realized capital gains                        (0.71)              --             --             (0.22)          --        (1.24)
-----------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions          (0.71)           (0.05)            --             (0.31)       (0.12)       (1.64)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $  26.89         $  23.51       $  18.71          $  14.65     $  16.08     $  16.79
===================================================================================================================================
TOTAL RETURN                                     17.41%           25.93%         27.72%(c)         (6.78%)      (3.45%)      35.66%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $117,142         $ 92,920       $ 71,600          $ 50,499     $ 48,221     $ 35,066
Ratios to average net assets:
   Net expenses                                   1.05%            1.05%          1.05%(d)          1.10%        1.08%        1.15%
   Expenses before voluntary
      expense reimbursement                         NA               NA             NA              1.15%        1.08%        1.21%
   Net investment income (loss)                   0.48%            0.27%         (0.01%)(d)         0.41%        0.23%        1.15%
   Income before voluntary
      expense reimbursement                         NA               NA             NA              0.36%        0.23%        1.09%
Portfolio turnover                                  17%              30%            23%(d)            23%          23%         128%
-----------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE VALUE PLUS FUND

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------------------------
                                                              2005        2004        2003        2002        2001
NET ASSET VALUE, BEGINNING OF YEAR                          $ 10.62     $  9.68     $  7.53     $ 10.40     $ 10.61
---------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                       0.09        0.08        0.08        0.05        0.04
   Net realized and unrealized gain (loss) on investments      0.14        0.94        2.15       (2.83)      (0.13)
---------------------------------------------------------------------------------------------------------------------
         Total from investment operations                      0.23        1.02        2.23       (2.78)      (0.09)
---------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         --       (0.08)      (0.08)      (0.09)         --
   Realized capital gains                                        --          --          --          --       (0.12)
---------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                          --       (0.08)      (0.08)      (0.09)      (0.12)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $ 10.85     $ 10.62     $  9.68     $  7.53     $ 10.40
=====================================================================================================================
TOTAL RETURN                                                   2.17%      10.54%      29.72%     (26.65%)     (0.88%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $17,654     $19,543     $19,561     $ 5,144     $ 7,175
Ratios to average net assets:
   Net expenses                                                1.15%       1.15%       1.15%       1.15%       1.15%
   Net investment income                                       0.80%       0.76%       0.98%       0.59%       0.43%
Portfolio turnover                                               48%         27%         97%         68%         50%
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 75

The accompanying notes are an integral part of the financial investments.

74

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

                                                                    TOUCHSTONE                         TOUCHSTONE
                                                                  AGGRESSIVE ETF                    CONSERVATIVE ETF
                                                                       FUND                               FUND
                                                              FOR THE        FOR THE            FOR THE          FOR THE
                                                                YEAR         PERIOD               YEAR           PERIOD
                                                               ENDED          ENDED              ENDED            ENDED
                                                            DECEMBER 31,   DECEMBER 31,       DECEMBER 31,    DECEMBER 31,
                                                                2005         2004(k)              2005           2004(k)
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.80        $ 10.00            $ 10.38         $ 10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.13           0.06               0.16            0.14
   Net realized and unrealized gain on investments               0.37           0.80               0.19            0.38
---------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                           0.50           0.86               0.35            0.52
---------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           --          (0.06)                --           (0.14)
   Realized capital gains                                          --             --              (0.01)             --
---------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                            --          (0.06)             (0.01)          (0.14)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 11.30        $ 10.80            $ 10.72         $ 10.38
===========================================================================================================================
TOTAL RETURN                                                     4.63%          8.62%(c)           3.32%           5.22%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                            $14,845        $ 3,999            $ 8,098         $   620
Ratios to average net assets:
   Net expenses                                                  0.50%          0.50%(d)           0.50%           0.50%(d)
   Net investment income                                         1.80%          7.08%(d)           3.01%           2.54%(d)
Portfolio turnover                                                 38%             0%(d)             19%             37%(d)
---------------------------------------------------------------------------------------------------------------------------

                                                                    TOUCHSTONE                         TOUCHSTONE
                                                                   ENHANCED ETF                       MODERATE ETF
                                                                       FUND                               FUND
                                                              FOR THE        FOR THE            FOR THE          FOR THE
                                                                YEAR         PERIOD               YEAR           PERIOD
                                                               ENDED          ENDED              ENDED            ENDED
                                                            DECEMBER 31,   DECEMBER 31,       DECEMBER 31,    DECEMBER 31,
                                                                2005         2004(k)              2005           2004(k)
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.30        $ 10.00            $ 10.69         $ 10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.05           0.04               0.14            0.06
   Net realized and unrealized gain on investments               0.63           1.30               0.28            0.69
---------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                           0.68           1.34               0.42            0.75
---------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           --          (0.04)                --           (0.06)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 11.98        $ 11.30            $ 11.11         $ 10.69
===========================================================================================================================
TOTAL RETURN                                                     6.02%         13.36%(c)           3.93%           7.51%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                            $26,864        $   904            $19,137         $ 2,288
Ratios to average net assets:
   Net expenses                                                  0.50%          0.50%(d)           0.50%           0.50%(d)
   Net investment income                                         1.09%          1.06%(d)           2.48%           3.91%(d)
Portfolio turnover                                                 64%             0%(d)             21%              0%(d)
---------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 75

The accompanying notes are an integral part of the financial investments.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone Balanced Fund and the Touchstone Core Bond Fund was a decrease in net investment income of $.013, for each Fund, an increase in net realized and unrealized gains of $.013, for each Fund, and a decrease in the ratio of net investment income from 2.78% and 5.72%, to 2.69% and 5.59%, respectively.

(b)   Calculated using average shares outstanding throughout the period.

(c)   Not annualized.

(d)   Annualized.

(e) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.

(f) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone High Yield Fund was a decrease in net investment income of $.014, an increase in net realized and unrealized gains of $.014 and a decrease in the ratio of net investment income from 9.78% to 9.59%.

(g) Absent voluntary fee waivers by the Advisor, the ratio of expenses to average net assets would have been 0.80%.

(h)   The Fund commenced operations on May 1, 2001.

(i)   Less than $0.01 per share.

(j)   This Class commenced operations on July 15, 2003.

(k) Represents the period from commencement of operations (July 16, 2004) through December 31, 2004.

The accompanying notes are an integral part of the financial statements.

77

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2005

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Touchstone Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of: Touchstone Balanced Fund, Touchstone Baron Small Cap Fund, Touchstone Core Bond Fund, Touchstone Eagle Capital Appreciation Fund, Touchstone Emerging Growth Fund, Touchstone Enhanced Dividend 30 Fund, Touchstone Growth & Income Fund, Touchstone High Yield Fund, Touchstone Money Market Fund, Touchstone Third Avenue Value Fund, Touchstone Value Plus Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (individually a "Fund" and collectively the "Funds").

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of December 31, 2005, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company and Columbus Life Insurance Company, which are all part of the Western & Southern Financial Group (Western-Southern), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the year ended December 31, 2005, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of December 31, 2005, the following Funds loaned securities and received collateral as follows:

                                               Fair Value of           Value of
Fund                                         Securities Loaned    Collateral Received
-------------------------------------------------------------------------------------
Touchstone Balanced Fund                         $1,134,232           $1,171,354
Touchstone Baron Small Cap Fund                  $4,280,053           $4,417,383
Touchstone Eagle Capital Appreciation Fund       $1,796,152           $1,858,941
Touchstone Emerging Growth Fund                  $4,983,820           $5,140,258
Touchstone Enhanced Dividend 30 Fund             $1,850,590           $1,903,932
Touchstone Growth & Income Fund                  $  484,852           $  494,833
Touchstone High Yield Fund                       $  714,748           $  732,163
Touchstone Value Plus Fund                       $  770,751           $  786,617

78

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--------------------------------------------------------------------------------
Notes to Financial Statements continued

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

DIVIDENDS AND DISTRIBUTIONS. Income dividends to shareholders for all Funds in the Trust, except the Touchstone Money Market Fund, are declared and paid by each Fund annually. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

FEDERAL INCOME TAX. It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income tax has been made.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. For the year ended December 31, 2005, the following Fund had the following open forward foreign currency contract:

                             Contracts To   In Exchange              Unrealized
Fund Name         Maturity      Deliver         For         Value   Appreciation
Touchstone
Balanced Fund
Sales             02/22/06   GBP 117,800      $202,852    $202,702      $150
--------------------------------------------------------------------------------
  GBP -- Great Britain Pound

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

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                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

ALLOCATIONS. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

2. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR. The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

80

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--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

Under the terms of the Investment Advisory Agreement, each Fund pays an investment advisory fee that is computed daily and paid monthly based on a percentage of each Fund's average daily net assets as listed below:

                                                         Touchstone                     Touchstone
           Touchstone     Touchstone      Touchstone    Eagle Capital    Touchstone      Enhanced
            Balanced      Baron Small      Core Bond    Appreciation      Emerging     Dividend 30
              Fund         Cap Fund          Fund           Fund         Growth Fund       Fund
Rate          0.80%          1.05%           0.55%          0.75%           0.80%          0.65%
--------------------------------------------------------------------------------------------------
           Touchstone     Touchstone      Touchstone     Touchstone      Touchstone
            Growth &      High Yield     Money Market   Third Avenue     Value Plus
           Income Fund       Fund            Fund        Value Fund         Fund
Rate          0.80%          0.50%           0.18%          0.80%           0.75%
--------------------------------------------------------------------------------------------------
           Touchstone     Touchstone      Touchstone     Touchstone
           Aggressive    Conservative      Enhanced       Moderate
            ETF Fund       ETF Fund        ETF Fund       ETF Fund
Rate          0.40%          0.40%           0.40%          0.40%
--------------------------------------------------------------------------------------------------

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor (not the Fund) pays each sub-advisor a fee that is computed daily and paid monthly based on average daily net assets, for services provided. For the year ended December 31, 2005, the following sub-advisory agreements are in place:

TOUCHSTONE BALANCED FUND              Oppenheimer Capital LLC*

TOUCHSTONE BARON SMALL CAP FUND       BAMCO, Inc.

TOUCHSTONE CORE BOND FUND             Fort Washington Investment Advisors, Inc.

TOUCHSTONE EAGLE CAPITAL              Eagle Asset Management, Inc.
APPRECIATION FUND

TOUCHSTONE EMERGING                   TCW Investment Management Company LLC
GROWTH FUND                           and Westfield Capital Management Company
                                      LLC

TOUCHSTONE ENHANCED                   Todd Investment Advisors, Inc.
DIVIDEND 30 FUND

TOUCHSTONE GROWTH &                   Deutsche Investment Management
INCOME FUND                           Americas Inc.

TOUCHSTONE HIGH YIELD FUND            Fort Washington Investment Advisors, Inc.

TOUCHSTONE MONEY MARKET FUND          Fort Washington Investment Advisors, Inc.

TOUCHSTONE THIRD AVENUE               Third Avenue Management LLC
VALUE FUND

TOUCHSTONE VALUE PLUS FUND            Fort Washington Investment Advisors, Inc.

TOUCHSTONE AGGRESSIVE ETF FUND        Todd Investment Advisors, Inc.

TOUCHSTONE CONSERVATIVE ETF FUND      Todd Investment Advisors, Inc.

TOUCHSTONE ENHANCED ETF FUND          Todd Investment Advisors, Inc.

TOUCHSTONE MODERATE ETF FUND          Todd Investment Advisors, Inc.

* On June 28, 2005, the Balanced Fund changed its sub-advisor from OpCap Advisors LLC to OpCap's parent company, Oppenheimer Capital LLC.

Fort Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliates of the Advisor and of Western-Southern.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

SPONSOR. The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor. The Advisor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Advisor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Advisor has waived all fees under the Sponsor Agreement for the year ended December 31, 2005 on all Funds except as follows:

                                                              Net Sponsor Fees
      Fund                                                      Paid by Fund
      ------------------------------------------------------------------------
      Touchstone Baron Small Cap Fund                             $ 51,368
      Touchstone Core Bond Fund                                   $  1,006
      Touchstone Eagle Capital Appreciation Fund                  $ 26,739
      Touchstone Emerging Growth Fund                             $ 23,421
      Touchstone Enhanced Dividend 30 Fund                        $  2,199
      Touchstone High Yield Fund                                  $ 24,878
      Touchstone Money Market Fund                                $    255
      Touchstone Third Avenue Value Fund                          $101,020
      Touchstone Value Plus Fund                                  $  7,772

The Sponsor Agreement may be terminated by the Advisor or by the Trust on not less than 30 days prior written notice. See Note 5 for further information regarding the Sponsor Agreement.

ADMINISTRATION, ACCOUNTING SERVICES AND TRANSFER AGENCY AGREEMENT. Under the terms of the Administration, Accounting Services and Transfer Agency Agreement between the Trust and Integrated, Integrated supplies non-investment related administrative and compliance services for the Funds. Integrated supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. Integrated calculates the daily net asset value per share and maintains the financial books and records. Integrated performs transfer agent and other shareholder services for the Trust. For these services, Integrated receives a monthly fee from each Fund based on average daily net assets, subject to a minimum monthly fee. Integrated has waived all fees in connection with the transfer agency services it provides. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT. The Underwriter acts as exclusive agent for the distribution of the Funds' shares. The Underwriter receives no compensation under this agreement.

PLAN OF DISTRIBUTION. The Trust has a Plan of Distribution (Class SC Plan) under which shares of the Touchstone Money Market Fund Class SC may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class SC Plan is 0.25% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT. Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for Integrated on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, Integrated receives a quarterly fee from each Fund.

82

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

AFFILIATED TRANSACTIONS. Each Fund, except the Touchstone Money Market Fund, may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that may not be waived or reimbursed.

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, for the year ended December 31, 2005, is noted below:

                                                                     SHARE ACTIVITY
                                                 -----------------------------------------------------
                                                 Balance                                     Balance                         Value
                                                 12/31/04      Purchases       Sales         12/31/05      Dividends       12/31/05
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Balanced Fund
   Touchstone Institutional
   Money Market Fund                                   --      5,792,448      5,195,625        596,823    $    10,432    $   596,823

Touchstone Baron Small Cap Fund
   Touchstone Institutional
   Money Market Fund                                   --      3,983,110      3,604,235        378,875    $     7,134    $   378,875

Touchstone Core Bond Fund
   Touchstone Institutional
   Money Market Fund                                   --     14,277,583     10,585,726      3,691,857    $    22,431    $ 3,691,857

Touchstone Eagle Capital Appreciation Fund
   Touchstone Institutional
   Money Market Fund                                   --      9,046,239      6,531,535      2,514,704    $    46,216    $ 2,514,704

Touchstone Emerging Growth Fund
   Touchstone Institutional
   Money Market Fund                                   --      8,542,583      7,388,793      1,153,790    $    13,302    $ 1,153,790

Touchstone Enhanced Dividend 30 Fund
   Touchstone Institutional
   Money Market Fund                                   --      5,651,307      4,807,682        843,625    $     7,780    $   843,625

Touchstone Growth & Income Fund
   Touchstone Institutional
   Money Market Fund                                   --     14,252,484      2,748,632     11,503,852    $    98,940    $11,503,852

Touchstone High Yield Fund
   Touchstone Institutional
   Money Market Fund                                   --     10,815,746      8,005,207      2,810,539    $    18,255    $ 2,810,539

Touchstone Third Avenue Value Fund
   Touchstone Institutional
   Money Market Fund                                   --     29,935,070      9,893,192     20,041,878    $   274,939    $20,041,878

Touchstone Value Plus Fund
   Touchstone Institutional
   Money Market Fund                                   --      2,239,562      1,709,428        530,134    $     5,970    $   530,134

Touchstone Aggressive ETF Fund
   Touchstone Institutional
   Money Market Fund                                   --      3,456,311      3,121,076        335,235    $     4,344    $   335,235

Touchstone Conservative ETF Fund
   Touchstone Institutional
   Money Market Fund                                   --      2,815,046      2,617,420        197,626    $     2,934    $   197,626

Touchstone Enhanced ETF Fund
   Touchstone Institutional
   Money Market Fund                                   --      8,807,960      8,120,427        687,533    $     9,936    $   687,533

Touchstone Moderate ETF Fund
   Touchstone Institutional
   Money Market Fund                                   --      5,762,250      5,188,969        573,281    $     6,700    $   573,281

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Touchstone Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown.

                                               Touchstone Balanced                 Touchstone Baron
                                                       Fund                         Small Cap Fund
                                              For the          For the          For the          For the
                                               Year             Year             Year             Year
                                               Ended            Ended            Ended            Ended
                                           December 31,     December 31,     December 31,     December 31,
                                               2005              2004            2005             2004
Shares issued                                 221,240          460,536          350,319          520,230
Shares reinvested                             107,217           16,130               --               --
Shares redeemed                              (452,511)        (309,205)        (233,860)        (373,219)
                                            -------------------------------------------------------------
Net increase (decrease) in shares
  outstanding                                (124,054)         167,461          116,459          147,011
Shares outstanding, beginning of year       1,966,946        1,799,485        1,263,501        1,116,490
                                            -------------------------------------------------------------
Shares outstanding, end of year             1,842,892        1,966,946        1,379,960        1,263,501

                                                  Touchstone Core              Touchstone Eagle Capital
                                                     Bond Fund                     Appreciation Fund
                                              For the          For the          For the          For the
                                               Year             Year             Year             Year
                                               Ended            Ended            Ended            Ended
                                           December 31,     December 31,     December 31,     December 31,
                                               2005              2004            2005             2004
Shares issued                                 372,178          757,664           77,605          180,228
Shares reinvested                                  --          156,919            2,034           24,114
Shares redeemed                              (535,835)      (1,132,118)        (476,687)        (505,965)
                                            -------------------------------------------------------------
Net decrease in shares outstanding           (163,657)        (217,535)        (397,048)        (301,623)
Shares outstanding, beginning of year       3,960,942        4,178,477        2,655,316        2,956,939
                                            -------------------------------------------------------------
Shares outstanding, end of year             3,797,285        3,960,942        2,258,268        2,655,316

                                                Touchstone Emerging               Touchstone Enhanced
                                                    Growth Fund                    Dividend 30 Fund
                                              For the          For the          For the          For the
                                               Year             Year             Year             Year
                                               Ended            Ended            Ended            Ended
                                           December 31,     December 31,     December 31,     December 31,
                                               2005              2004            2005             2004
Shares issued                                 205,023          445,834          502,702          476,879
Shares reinvested                             510,256          105,026               --           66,456
Shares redeemed                              (448,567)        (828,071)        (887,517)        (703,854)
                                            -------------------------------------------------------------
Net increase (decrease) in shares
  outstanding                                 266,712         (277,211)        (384,815)        (160,519)
Shares outstanding, beginning of year       1,634,051        1,911,262        3,241,076        3,401,595
                                            -------------------------------------------------------------
Shares outstanding, end of year             1,900,763        1,634,051        2,856,261        3,241,076

                                                 Touchstone Growth                  Touchstone High
                                                   & Income Fund                      Yield Fund
                                              For the          For the          For the          For the
                                               Year             Year             Year             Year
                                               Ended            Ended            Ended            Ended
                                           December 31,     December 31,     December 31,     December 31,
                                               2005              2004            2005             2004
Shares issued                                 117,609          354,687        2,417,219        3,173,604
Shares reinvested                             144,551           53,476               --          366,066
Shares redeemed                              (562,238)        (653,404)      (3,104,305)      (4,058,379)
                                            -------------------------------------------------------------
Net decrease in shares outstanding           (300,078)        (245,241)        (687,086)        (518,709)
Shares outstanding, beginning of year       3,060,135        3,305,376        5,125,521        5,644,230
                                            -------------------------------------------------------------
Shares outstanding, end of year             2,760,057        3,060,135        4,438,435        5,125,521

84

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TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

                                                 Touchstone Third                  Touchstone Value
                                                 Avenue Value Fund                     Plus Fund
                                              For the          For the          For the          For the
                                               Year             Year             Year             Year
                                               Ended            Ended            Ended            Ended
                                           December 31,     December 31,     December 31,     December 31,
                                               2005              2004            2005             2004
Shares issued                                 954,865          909,709          218,558          246,424
Shares reinvested                             111,946            8,719               --           13,792
Shares redeemed                              (663,115)        (792,942)        (432,857)        (441,342)
                                            -------------------------------------------------------------
Net increase (decrease) in shares
  outstanding                                 403,696          125,486         (214,299)        (181,126)
Shares outstanding, beginning of year       3,952,190        3,826,704        1,840,629        2,021,755
                                            -------------------------------------------------------------
Shares outstanding, end of year             4,355,886        3,952,190        1,626,330        1,840,629

                                                    Touchstone                        Touchstone
                                                    Aggressive                       Conservative
                                                     ETF Fund                          ETF Fund
                                              For the          For the          For the          For the
                                               Year            Period            Year            Period
                                               Ended            Ended            Ended            Ended
                                           December 31,     December 31,     December 31,     December 31,
                                               2005            2004(a)           2005            2004(a)
Shares issued                               1,185,928          413,251          778,609          105,122
Shares reinvested                                  --            2,111              330              804
Shares redeemed                              (242,515)         (45,135)         (83,036)         (46,181)
                                            -------------------------------------------------------------
Net increase in shares outstanding            943,413          370,227          695,903           59,745
Shares outstanding, beginning of period       370,227               --           59,745               --
                                            -------------------------------------------------------------
Shares outstanding, end of period           1,313,640          370,227          755,648           59,745

                                                    Touchstone                        Touchstone
                                                     Enhanced                          Moderate
                                                     ETF Fund                          ETF Fund
                                              For the          For the          For the          For the
                                               Year            Period            Year            Period
                                               Ended            Ended            Ended            Ended
                                           December 31,     December 31,     December 31,     December 31,
                                               2005            2004(a)           2005            2004(a)
Shares issued                               2,323,299          134,808        1,673,453          265,916
Shares reinvested                                  --              253               --            1,199
Shares redeemed                              (160,264)         (55,039)        (165,563)         (53,002)
                                            -------------------------------------------------------------
Net increase in shares outstanding          2,163,035           80,022        1,507,890          214,113
Shares outstanding, beginning of period        80,022               --          214,113               --
                                            -------------------------------------------------------------
Shares outstanding, end of period           2,243,057           80,022        1,722,003          214,113

(a) Represents the period from the commencement of operations (July 16, 2004) through December 31, 2004.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

5. EXPENSE REIMBURSEMENTS

The Advisor has contractually agreed to waive its fees under the Sponsor Agreement or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the Expense Cap). For this purpose, operating expenses are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses. For financial reporting purposes for the year ended December 31, 2005, Custodian fees reduced by the Custodian were $674, $1,523 and $2,587 for the Touchstone Balanced Fund, the Touchstone Eagle Capital Appreciation Fund and the Touchstone Value Plus Fund, respectively. There was no effect on net investment income. Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed are the amounts of Sponsor fees waived by the Advisor under the Sponsor Agreement, the amount of Advisory fees waived and other expenses reimbursed by the Advisor and the amount of Transfer agent fees waived by the Transfer agent for each Fund for the year ended December 31, 2005:

                                                  Touchstone                       Touchstone      Touchstone      Touchstone
                                 Touchstone          Baron         Touchstone     Eagle Capital     Emerging        Enhanced
                                  Balanced         Small Cap        Core Bond     Appreciation       Growth        Dividend 30
                                    Fund             Fund             Fund            Fund            Fund            Fund
Expense cap                           0.90%            1.65%            0.75%           1.05%           1.15%           0.75%
Sponsor fees waived               $ 61,448         $     --         $ 78,976         $36,787         $40,406         $50,178
Advisory fees waived              $ 51,516         $     --         $  4,557         $ 3,497         $ 6,541         $48,205
Fees reduced by Custodian         $    674         $     --         $     --         $ 1,523         $    --         $    --
Transfer agent fees waived        $ 12,000         $ 12,000         $ 12,000         $12,000         $12,000         $12,000
------------------------------------------------------------------------------------------------------------------------------

                                 Touchstone                        Touchstone      Touchstone      Touchstone
                                  Growth &        Touchstone     Money Market -  Money Market -   Third Avenue     Touchstone
                                   Income         High Yield         Class I        Class SC          Value        Value Plus
                                    Fund             Fund             Fund            Fund            Fund            Fund
Expense cap                           0.85%            0.80%            0.28%           0.54%           1.05%           1.15%
Sponsor fees waived               $ 60,312         $ 53,301         $ 88,625         $70,915         $101,510        $29,855
Advisory fees waived              $ 60,119         $  2,276         $ 32,270         $21,853         $    --         $ 3,221
Fees reduced by Custodian         $     --         $     --         $     --         $    --         $    --         $ 2,587
Transfer agent fees waived        $ 12,000         $ 12,000         $  6,000         $ 6,000         $12,000         $12,000
------------------------------------------------------------------------------------------------------------------------------

                                 Touchstone       Touchstone       Touchstone      Touchstone
                                 Aggressive      Conservative       Enhanced        Moderate
                                  ETF Fund         ETF Fund         ETF Fund        ETF Fund
Expense cap                           0.50%            0.50%            0.50%           0.50%
Sponsor fees waived               $ 18,916         $  7,980         $ 21,401         $19,884
Advisory fees waived and/or
  expenses reimbursed             $ 59,950         $ 64,429         $ 59,190         $58,944
Transfer agent fees waived        $ 12,000         $ 12,000         $ 12,000         $12,000
------------------------------------------------------------------------------------------------------------------------------

86

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--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the year ended December 31, 2005 were as follows:

                                           Touchstone                        Touchstone       Touchstone
                          Touchstone         Baron         Touchstone      Eagle Capital       Emerging
                           Balanced        Small Cap        Core Bond       Appreciation        Growth
                             Fund             Fund             Fund             Fund             Fund
Cost of Purchases        $26,138,376      $ 5,755,816      $53,441,165      $14,790,019      $21,785,490
Proceeds from Sales      $29,356,650      $ 3,529,035      $52,244,910      $19,004,945      $25,671,593
--------------------------------------------------------------------------------------------------------

                          Touchstone       Touchstone                       Touchstone
                           Enhanced         Growth &       Touchstone      Third Avenue       Touchstone
                         Dividend 30         Income        High Yield          Value          Value Plus
                             Fund             Fund             Fund             Fund             Fund
Cost of Purchases        $12,401,064      $12,909,411      $25,554,241      $15,601,159      $ 8,799,058
Proceeds from Sales      $15,309,700      $28,612,245      $28,160,835      $15,203,983      $11,279,092
--------------------------------------------------------------------------------------------------------

                          Touchstone       Touchstone       Touchstone      Touchstone
                          Aggressive      Conservative       Enhanced        Moderate
                           ETF Fund         ETF Fund         ETF Fund        ETF Fund
Cost of Purchases        $13,480,908      $ 8,071,612      $31,305,305      $18,341,397
Proceeds from Sales      $ 3,538,740      $   748,743      $ 6,807,819      $ 2,076,026
--------------------------------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION

The tax character of distributions paid for the periods ended December 31, 2005 and 2004 was as follows:

                                                                                                                     Touchstone
                                      Touchstone                Touchstone               Touchstone                Eagle Capital
                                       Balanced               Baron Small Cap             Core Bond                Appreciation
                                         Fund                      Fund                      Fund                      Fund
------------------------------------------------------------------------------------------------------------------------------------
                                  2005         2004         2005         2004         2005         2004         2005         2004
From ordinary income           $  423,860   $  263,238   $       --   $       --   $       --   $1,586,452   $   26,545   $  314,691
From long-term capital gains    1,332,554           --           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
                               $1,756,414   $  263,238   $       --   $       --   $       --   $1,586,452   $   26,545   $  314,691
====================================================================================================================================

                                      Touchstone                Touchstone                Touchstone                Touchstone
                                       Emerging                  Enhanced                  Growth &                    High
                                        Growth                 Dividend 30                  Income                     Yield
                                         Fund                      Fund                      Fund                      Fund
------------------------------------------------------------------------------------------------------------------------------------
                                  2005         2004         2005         2004         2005         2004         2005         2004
From ordinary income           $1,573,854   $  764,305   $       --   $  608,737   $    9,376   $  573,261   $       --   $3,023,703
From long-term capital gains    7,432,171    1,342,515           --           --    1,493,657           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
                               $9,006,025   $2,106,820   $       --   $  608,737   $1,503,333   $  573,261   $       --   $3,023,703
====================================================================================================================================

                                      Touchstone                Touchstone                Touchstone
                                         Money                 Third Avenue                  Value
                                        Market                     Value                     Plus
                                         Fund                      Fund                      Fund
------------------------------------------------------------------------------------------------------------------------------------
                                  2005         2004         2005         2004         2005         2004
From ordinary income           $2,417,457   $1,169,796   $  865,653   $  204,994   $       --   $  146,469
From long-term capital gains           --           --    2,156,836           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
                               $2,417,457   $1,169,796   $3,022,489   $  204,994   $       --   $  146,469
====================================================================================================================================

                                      Touchstone                Touchstone                Touchstone                Touchstone
                                      Aggressive               Conservative                Enhanced                  Moderate
                                          ETF                       ETF                       ETF                       ETF
                                         Fund                      Fund                      Fund                      Fund
------------------------------------------------------------------------------------------------------------------------------------
                                  2005         2004         2005         2004         2005         2004         2005         2004
From ordinary income           $       --   $   22,795   $    3,526   $    8,346   $       --   $    2,864   $       --   $   12,814
------------------------------------------------------------------------------------------------------------------------------------

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

The following information is computed on a tax basis for each item as of December 31, 2005:

                                                                           Touchstone      Touchstone      Touchstone
                                           Touchstone      Touchstone         Core        Eagle Capital     Emerging
                                            Balanced     Baron Small Cap      Bond        Appreciation       Growth
                                              Fund            Fund            Fund            Fund            Fund
Cost of portfolio investments             $29,419,827     $22,022,003     $40,719,061     $29,469,839     $31,614,442
----------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation               2,672,395       9,833,346          79,866       2,549,577       7,508,970
Gross unrealized depreciation                (442,239)       (408,709)       (494,439)       (337,459)       (542,400)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                           2,230,156       9,424,637        (414,573)      2,212,118       6,966,570
Capital loss carryforward                          --              --        (362,634)     (7,826,628)             --
Post-October losses                                --              --        (177,008)             --              --
Undistributed ordinary income                 530,005              --       1,596,915         239,438              --
Undistributed long-term gains               2,725,233         847,283              --                       1,918,613
----------------------------------------------------------------------------------------------------------------------
Accumulated earnings (deficit)            $ 5,485,394     $10,271,920     $   642,700     $(5,375,072)    $ 8,885,183
----------------------------------------------------------------------------------------------------------------------

                           Touchstone      Touchstone                      Touchstone      Touchstone
                            Enhanced        Growth &       Touchstone         Money       Third Avenue     Touchstone
                           Dividend 30       Income        High Yield        Market           Value        Value Plus
                              Fund            Fund            Fund            Fund            Fund            Fund
Cost of portfolio
   investments            $28,224,642     $27,498,837     $39,696,030     $79,331,431     $83,404,071     $16,041,618
----------------------------------------------------------------------------------------------------------------------
Gross unrealized
   appreciation             1,540,791       1,700,222       1,001,666              --      34,581,883       2,969,412
Gross unrealized
   depreciation            (2,492,820)       (347,128)       (541,756)             --      (1,791,019)       (541,565)
----------------------------------------------------------------------------------------------------------------------
Net unrealized
   appreciation
   (depreciation)            (952,029)      1,353,094         459,910              --      32,790,864       2,427,847
Capital loss
   carryforward              (408,210)             --      (1,936,164)       (442,801)     (3,362,272)     (5,915,263)
Post-October losses                --              --         (67,962)             --          (8,994)             --
Undistributed ordinary
   income                     583,832         648,768       2,695,173              --       1,428,869         150,839
Undistributed
   long-term gains                 --       2,556,439              --              --       6,531,092              --
----------------------------------------------------------------------------------------------------------------------
Accumulated
   earnings (deficit)     $  (776,407)    $ 4,558,301     $ 1,150,957     $  (442,801)    $37,379,559     $(3,336,577)
----------------------------------------------------------------------------------------------------------------------

                                           Touchstone      Touchstone      Touchstone      Touchstone
                                           Aggressive     Conservative      Enhanced        Moderate
                                               ETF             ETF             ETF             ETF
                                              Fund            Fund            Fund            Fund
Cost of portfolio investments             $14,234,708     $ 8,115,495     $26,190,628     $19,047,279
----------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                 455,374         126,636         924,987         463,952
Gross unrealized depreciation                 (88,035)        (64,807)       (118,020)       (132,322)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                   367,339          61,829         806,967         331,630
Undistributed ordinary income                 263,300         136,922         326,749         286,645
Undistributed long-term gains                      --           1,895              --           1,206
----------------------------------------------------------------------------------------------------------------------
Accumulated earnings                      $   630,639     $   200,646     $ 1,133,716     $   619,481
----------------------------------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

88

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TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

During the year ended December 31, 2005, the following Funds utilized capital loss carryforwards as follows:

                                                                         Amount
Touchstone Baron Small Cap Fund                                       $  589,471
Touchstone Eagle Capital Appreciation Fund                             3,039,246
Touchstone Enhanced Dividend 30 Fund                                     609,883
Touchstone High Yield Fund                                               543,103
Touchstone Value Plus Fund                                             1,673,457

The capital loss carryforwards as of December 31, 2005 in the table above expire as follows:

                                                   Amount       Expiration Date
Touchstone Core Bond Fund                        $  229,038    December 31, 2008
                                                         22    December 31, 2011
                                                     59,279    December 31, 2012
                                                     74,295    December 31, 2013

Touchstone Eagle Capital Appreciation Fund*      $  716,783    December 31, 2009
                                                  7,109,845    December 31, 2010

Touchstone Enhanced Dividend 30 Fund             $  408,210    December 31, 2011

Touchstone High Yield Fund                       $  269,922    December 31, 2008
                                                      6,124    December 31, 2009
                                                    283,470    December 31, 2010
                                                  1,376,648    December 31, 2011

Touchstone Money Market Fund*                    $   35,009    December 31, 2006
                                                     58,431    December 31, 2007
                                                    104,616    December 31, 2008
                                                    244,587    December 31, 2009
                                                         28    December 31, 2010
                                                        130    December 31, 2012

Touchstone Third Avenue Value Fund*              $3,123,630    December 31, 2010
                                                    216,360    December 31, 2011
                                                     22,282    December 31, 2012

Touchstone Value Plus Fund*                      $3,338,978    December 31, 2010
                                                  2,576,285    December 31, 2011

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

*     A portion of the capital losses may be limited under tax regulations.

From November 1, 2005 to December 31, 2005, the following Funds incurred the following net losses. The Funds intend to elect to defer these losses and treat them as arising on January 1, 2006:

                                                                          Amount
Touchstone Core Bond Fund                                               $177,008
Touchstone High Yield Fund                                                67,962
Touchstone Third Avenue Value Fund                                         8,994

Reclassification of capital accounts - Reclassifications result primarily from the differencein the tax treatment of paydown securities, expiration of capital loss carryforwards and net investment losses.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

These reclassifications have no impact on the net assets or net assets per share of the Funds and are designed to present to the Funds capital accounts on a tax basis.

                                      Undistributed
                                      Net Investment     Realized       Paid-In
                                          Income        Gain/Loss       Capital
Touchstone Balanced Fund                $  41,126       $ (41,126)    $      --
Touchstone Baron Small Cap Fund           294,444         (60,848)     (233,596)
Touchstone Core Bond Fund                  92,181         (92,181)           --
Touchstone Emerging Growth Fund           159,779         (17,691)     (142,088)
Touchstone High Yield                      (4,121)          4,121            --
Touchstone Third Avenue Value Fund         (7,223)          7,223            --
Touchstone Conservative ETF Fund               --              (2)            2

8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

90

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

REPORT OF INDEPENDENT REGISTERED
--------------------------------------------------------------------------------
   PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Touchstone Variable Series Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Touchstone Variable Series Trust (comprised of the Balanced Fund, Baron Small Cap Fund, Core Bond Fund, Eagle Capital Appreciation Fund, Emerging Growth Fund, Enhanced Dividend 30 Fund, Growth & Income Fund, High Yield Fund, Money Market Fund,Third Avenue Value Fund,Value Plus Fund, Aggressive ETF Fund, Conservative ETF Fund, Enhanced ETF Fund, and Moderate ETF Fund) (the "Funds") as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement.We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Touchstone Variable Series Trust at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

Cincinnati, Ohio
February 14, 2006

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

OTHER ITEMS (UNAUDITED)
--------------------------------------------------------------------------------
                                                               December 31, 2005

PROXY VOTING GUIDELINES

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 is available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DIVIDEND RECEIVED DEDUCTION

For corporate shareholders, the following ordinary distributions paid during the current fiscal year ended December 31, 2005 qualifiy for the corporate dividends received deduction:

Touchstone Balanced Fund                                                     62%
Touchstone Eagle Capital Appreciation Fund                                   90%
Touchstone Emerging Growth Fund                                              10%
Touchstone Growth & Income Fund                                             100%
Touchstone Third Avenue Value Fund                                           72%
Touchstone Conservative ETF Fund                                             83%

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2005" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

92

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Other Items continued

                                                                                                Expenses
                                               Net Expense    Beginning        Ending        Paid During the
                                                   Ratio       Account        Account           Six Months
                                                Annualized      Value          Value              Ended
                                               December 31,    July 1,      December 31,       December 31,
                                                   2005         2005*           2005              2005**
TOUCHSTONE BALANCED FUND
      Actual                                       0.90%      $1,000.00      $1,062.90            $4.68
      Hypothetical                                 0.90%      $1,000.00      $1,020.67            $4.58

TOUCHSTONE BARON SMALL CAP FUND
      Actual                                       1.50%      $1,000.00      $1,038.60            $7.71
      Hypothetical                                 1.50%      $1,000.00      $1,017.64            $7.63

TOUCHSTONE CORE BOND FUND
      Actual                                       0.75%      $1,000.00      $  998.10            $3.78
      Hypothetical                                 0.75%      $1,000.00      $1,021.42            $3.82

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
      Actual                                       1.05%      $1,000.00      $1,016.00            $5.34
      Hypothetical                                 1.05%      $1,000.00      $1,019.91            $5.35

TOUCHSTONE EMERGING GROWTH FUND
      Actual                                       1.15%      $1,000.00      $1,131.80            $6.18
      Hypothetical                                 1.15%      $1,000.00      $1,019.41            $5.85

TOUCHSTONE ENHANCED DIVIDEND 30 FUND
      Actual                                       0.75%      $1,000.00      $1,002.30            $3.79
      Hypothetical                                 0.75%      $1,000.00      $1,021.42            $3.82

TOUCHSTONE GROWTH & INCOME FUND
      Actual                                       0.85%      $1,000.00      $1,038.90            $4.37
      Hypothetical                                 0.85%      $1,000.00      $1,020.92            $4.33

TOUCHSTONE HIGH YIELD FUND
      Actual                                       0.80%      $1,000.00      $1,020.30            $4.07
      Hypothetical                                 0.80%      $1,000.00      $1,021.17            $4.08

TOUCHSTONE MONEY MARKET FUND
      Class I Actual                               0.28%      $1,000.00      $1,018.50            $1.42
      Class I Hypothetical                         0.28%      $1,000.00      $1,023.79            $1.43
      Class SC Actual                              0.54%      $1,000.00      $1,017.20            $2.75
      Class SC Hypothetical                        0.54%      $1,000.00      $1,022.48            $2.75

TOUCHSTONE THIRD AVENUE VALUE FUND
      Actual                                       1.05%      $1,000.00      $1,106.80            $5.58
      Hypothetical                                 1.05%      $1,000.00      $1,019.91            $5.35

TOUCHSTONE VALUE PLUS FUND
      Actual                                       1.15%      $1,000.00      $1,041.30            $5.92
      Hypothetical                                 1.15%      $1,000.00      $1,019.41            $5.85

TOUCHSTONE AGGRESSIVE ETF FUND
      Actual                                       0.50%      $1,000.00      $1,047.30            $2.58
      Hypothetical                                 0.50%      $1,000.00      $1,022.68            $2.55

TOUCHSTONE CONSERVATIVE ETF FUND
      Actual                                       0.50%      $1,000.00      $1,020.50            $2.55
      Hypothetical                                 0.50%      $1,000.00      $1,022.68            $2.55

TOUCHSTONE ENHANCED ETF FUND
      Actual                                       0.50%      $1,000.00      $1,061.10            $2.60
      Hypothetical                                 0.50%      $1,000.00      $1,022.68            $2.55

TOUCHSTONE MODERATE ETF FUND
      Actual                                       0.50%      $1,000.00      $1,032.50            $2.56
      Hypothetical                                 0.50%      $1,000.00      $1,022.68            $2.55

* The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 through December 31, 2005.)

** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

ADVISORY AGREEMENT APPROVAL DISCLOSURE

The Board of Trustees (the "Board") of the Touchstone Variable Series Trust ("TVST")(the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Advisory Agreement between the Trust and the Advisor with respect to each Fund and the Sub-Advisory Agreement with respect to each Fund at a meeting held on November 17, 2005.

In determining whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreement for the Funds, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Advisory Agreement and of the Sub-Advisory Agreement is in the interests of each of the Funds and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor's revenues and costs of providing services to the Funds; and (4) information about the Advisor's and Sub-Advisor's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreement with respect to each of the Funds in private sessions with counsel at which no representatives of management were present.

In approving the Funds' Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds including the personnel providing services; (2) the Advisor's compensation and profitability; (3) comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

NATURE, EXTENT AND QUALITY OF ADVISOR SERVICES. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisors and its timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board took into account the Advisor's willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

94

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Other Items continued

ADVISOR'S COMPENSATION AND PROFITABILITY. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Trustees also considered Fund-by-Fund profitability data that they received from management, which indicated the relative profit and loss of each of the Funds. The Board noted that the Advisor has waived advisory fees and reimbursed expenses for certain of the Funds and also pays the sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Trustees reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent with respect to providing support and resources as needed. The Trustees also considered that the Funds' distributor, an affiliate of the Advisor, received Rule 12b-1 distribution fees from the Funds. The Trustees also noted that the Advisor derives reputational and other benefits from its association with the Funds.

The Trustees recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor's level of profitability, if any, from its relationship with each Fund was reasonable and not excessive.

EXPENSES AND PERFORMANCE. The Board compared the advisory fees and total expense ratios for the Funds with various comparative data, including the industry median and average advisory fees and expense ratios in each Fund's respective peer group. The Board also considered the Funds' performance results during the six-months, twelve-months, twenty-four months and thirty-six months ended September 30, 2005, as applicable, and noted that the Board reviews on a quarterly basis detailed information about the Funds' performance results, portfolio composition and investment strategies.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor has waived advisory fees and/or reimbursed expenses for certain of the Funds as necessary to reduce their operating expenses to targeted levels. The Board noted that the fees under the Sub-Advisory Agreement for each Fund are paid by the Advisor out of the advisory fee it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the expense ratios and performance of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

The Trustees considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

TOUCHSTONE BALANCED FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months ended September 30, 2005 was in the 4th quartile of the Fund's peer group, in the 2nd quartile for the twelve-months ended September 30, 2005 and in the 1st quartile for the twenty-four and thirty-six month periods. Based upon their review, the Trustees concluded that the Fund's performance over time was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

TOUCHSTONE BARON SMALL CAP FUND. The Fund's advisory fee and total expense ratio were above the median of its peer group. The Fund's performance for the six-months ended September 30, 2005 was in the 4th quartile of the Fund's peer group, in the 3rd quartile for the twelve-months ended September 30, 2005 and in the 1st quartile for the twenty-four-month period and in the 3rd quartile for the thirty-six month period. The Board noted management's discussion of the Fund's performance and expenses and its continued monitoring of the Fund. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE CORE BOND FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board also noted that the Advisor was currently reimbursing a portion of the Fund's expenses. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2005 was in the 2nd quartile of the Fund's peer group and in the 3rd quartile for the thirty-six month period. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were at the median and above the median, respectively, of its peer group. The Board also noted that the Advisor was currently reimbursing a portion of the Fund's expenses. The Fund's performance for the six-months ended September 30, 2005 was in the 4th quartile of the Fund's peer group, in the 3rd quartile for the twelve-months ended September 30, 2005 and in the 1st quartile for the twenty-four and thirty-six month periods. The Board noted management's discussion regarding the Fund's more recent performance and its expenses. Based upon their review, the Trustees concluded that the Fund's performance over time was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE EMERGING GROWTH FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board also noted that the Advisor was currently reimbursing a portion of the Fund's expenses. The Fund's performance for the six-months, twelve-months and thirty-six months ended September 30, 2005 was in the 1st quartile of the Fund's peer group and in the 2nd quartile for the twenty-four month period. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE ENHANCED DIVIDEND 30 FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board also noted that the Advisor was currently reimbursing a portion of the Fund's expenses. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2005 was in the 4th quartile of the Fund's peer group and in the 3rd quartile for the thirty-six month period. The Board noted management's discussion regarding the Fund's performance and its continued monitoring of the Fund. They noted that the Fund generally will outperform its peers under certain market conditions. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory in view of the Fund's investment strategy and that the advisory fee was reasonable in light of the high quality of services received by the Fund.

96

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Other Items continued

TOUCHSTONE GROWTH & INCOME FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board also noted that the Advisor was currently reimbursing a portion of the Fund's expenses. The Fund's performance for the six-months and twelve-months ended September 30, 2005 was in the 4th quartile of the Fund's peer group and in the 2nd quartile for the twenty-four month and thirty-six month periods. The Board noted management's discussion regarding the Fund's performance. Based upon their review, the Trustees concluded that the Fund's performance over time was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund.

TOUCHSTONE HIGH YIELD FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board also noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months, twenty-four months and thirty-six months ended September 30, 2005 was in the 1st quartile of the Fund's peer group and in the 2nd quartile for the twelve-month period. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund.

TOUCHSTONE MONEY MARKET FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board also noted that the Advisor was currently reimbursing a portion of the Fund's expenses. The Fund's performance for the six-months, twelve months, twenty-four months and thirty-six months ended September 30, 2005 was in the 1st quartile of the Fund's peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund.

TOUCHSTONE THIRD AVENUE VALUE FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board also noted that the Advisor was currently reimbursing a portion of the Fund's expenses and that the Advisor pays the sub-advisory fee out of its advisory fee. The Fund's performance for the six-months, , twelve months, twenty-four months and thirty-six months ended September 30, 2005 was in the 1st quartile of the Fund's peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE VALUE PLUS FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board also noted that the Advisor was currently reimbursing a portion of the Fund's expenses. The Fund's performance for the six-months, twelve-months and thirty-six months ended September 30, 2005 was in the 3rd quartile of the Fund's peer group and in the 4th quartile for the twenty-four month period. The Board noted management's discussion regarding the Fund's performance and its continued monitoring of the Fund. The Board also took into account management's discussion of its potential plans for the Fund. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

TOUCHSTONE AGGRESSIVE ETF FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board also noted that the Advisor was currently waiving its entire advisory fee and reimbursing Fund expenses. The Fund's performance for the six-months ended September 30, 2005 was in the 4th quartile of the Fund's peer group and in the 3rd quartile for the twelve-month period. The Board noted the current asset level of the Fund. Based upon their review, the Trustees concluded that the Fund's performance was reasonable and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE CONSERVATIVE ETF FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board also noted that the Advisor was currently waiving its entire advisory fee and reimbursing Fund expenses. The Fund's performance for the six-months and twelve months ended September 30, 2005 was in the 2nd quartile of the Fund's peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE ENHANCED ETF FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board also noted that the Advisor was currently reimbursing a portion of the Fund's expenses and reimbursing Fund expenses. The Fund's performance for the six-months and twelve months ended September 30, 2005 was in the 1st quartile of the Fund's peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE MODERATE ETF FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board also noted that the Advisor was currently waiving its entire advisory fee and reimbursing Fund expenses. The Fund's performance for the six-months and twelve months ended September 30, 2005 was in the 2nd quartile of the Fund's peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

ECONOMIES OF SCALE. The Board considered the effect of each Fund's current size and potential growth on its performance and fees. The Board considered the effective fees under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of each Fund grows. The Board noted that the advisory fee schedule for most of the Funds contain breakpoints that reduce the fee rate on assets above specified levels and considered the necessity of breakpoints with respect to the Funds that do not currently have such breakpoints. The Trustees determined that adding breakpoints at specified levels to the advisory fees of the other Funds that currently did not have such a fee structure would not be appropriate at this time given such Funds' current sizes. The Trustees also noted that if a Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Advisory Agreement, the fees payable to the Advisor by the Funds are reduced by total fees paid to the Sub-Advisor.

98

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Other Items continued

CONCLUSION. In considering the renewal of the Funds' Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Advisory Agreement with the Advisor, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is reasonable or satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices, or as discussed above, is being addressed; and (d) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Board determined that continuation of the Advisory Agreement for each Fund would be in the interests of the respective Fund and its shareholders.

In approving the Funds' Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and its Sub-Advisory Agreement(s), among them:
(1) the nature, extent and quality of services provided to the Funds including the personnel providing services; (2) the Sub-Advisor's compensation; (3) a comparison of sub-advisory fees and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor of certain of the Funds with the Advisor, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with various portfolio managers of the Sub-Advisors to discuss their respective performance and investment process and strategies. The Board considered each Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Trustees also noted each Sub-Advisor's brokerage practices. The Board also considered the Sub-Advisors' regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes include quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisors and that compliance issues are reported to the Board.

SUB-ADVISOR'S COMPENSATION. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to that Sub-Advisor of its relationship with the Funds, the Trustees noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the fees under the Sub-Advisory Agreement were paid by the Advisor out of the advisory fees that it receives under the Advisory Agreement. As a consequence, the profitability to the Sub-Advisors of its relationship with each Fund were not substantial factors in the Trustees' deliberations. For similar reasons, the Trustees did not consider the potential economies of scale in each Sub-Advisor's management of the Funds to be substantial factors in their consideration at this time although it was noted that the sub-advisory fee schedule for most of the Funds contain breakpoints that reduce the fee rate on assets above specified levels.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

SUB-ADVISORY FEES AND FUND PERFORMANCE. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a sub-advisory fee to the Sub-Advisor. Accordingly, the Board considered the amount retained by the Advisor and the fee paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiates the sub-advisory fees with each of the unaffiliated Sub-Advisors at arms-length. The Board compared the sub-advisory fees for each Fund with various comparative data, if available, including the industry median and average sub-advisory fees in each Fund's respective investment category, and found that each Fund's sub-advisory fee was reasonable and appropriate under the facts and circumstances.

TOUCHSTONE BALANCED FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE BARON SMALL CAP FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE CORE BOND FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE EMERGING GROWTH FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE ENHANCED DIVIDEND 30 FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE GROWTH & Income Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE HIGH YIELD FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE MONEY MARKET FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

100

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Other Items continued

TOUCHSTONE THIRD AVENUE VALUE FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

TOUCHSTONE VALUE PLUS FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

No such comparative information was available for the Aggressive ETF Fund, Conservative ETF Fund, Enhanced ETF Fund or the Moderate ETF Fund due to the relatively small number of peers in each Fund's respective class with subadvisory arrangements.

As noted above, the Board considered each Fund's performance during the six-months, twelve-months, twenty-four months and thirty-six months ended September 30, 2005, as applicable, as compared to each Fund's respective peer group and noted that the Board reviews on a quarterly basis detailed information about the Funds' performance results, portfolio composition and investment strategies. It noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Sub-Advisors. The Board was mindful of the Advisor's focus on each Sub-Advisor's performance and its ways of addressing underperformance.

CONCLUSION. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement with respect to each Fund, among others:
(a) the Sub-Advisor is qualified to manage the applicable Fund's assets in accordance with its investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory or reasonable in relation to the performance of funds with similar investment objectives and to relevant indices or performance is being addressed as discussed above; (d) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the respective investment objectives of each Fund. Based on their conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund would be in the interests of the respective Fund and its shareholders.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

MANAGEMENT OF THE TRUST (UNAUDITED)
--------------------------------------------------------------------------------

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.669.2796.

INTERESTED TRUSTEES:(1)

                                                                                               Number
                                                                                              of Funds
                                                                                              Overseen
        Name,              Position(s)   Term of Office(2)                                     in the
       Address              Held with       and Length           Principal Occupation(s)     Touchstone     Other Directorships
       and Age               Trust(4)     of Time Served         During Past Five Years       Family(3)       Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder           Trustee and  Until retirement at  Senior Vice President of The        31      Director of LaRosa's (a
Touchstone Advisors, Inc    President   age 75 or until she  Western and Southern Life                   restaurant chain).
303 Broadway                            resigns or is        Insurance Company. President
Cincinnati, OH                          removed              and a director of IFS
Age:50                                                       Financial Services, Inc. (a
                                        Trustee since 1999   holding company). She is a
                                                             director of Capital Analysts
                                                             Incorporated (an investment
                                                             advisor and broker-dealer),
                                                             Integrated Fund Services, Inc.
                                                             (the Trust's administrator,
                                                             accounting agent and transfer
                                                             agent), IFS Fund Distributors,
                                                             Inc. (a broker-dealer),
                                                             Touchstone Advisors, Inc. (the
                                                             Trust's investment advisor)
                                                             and Touchstone Securities,
                                                             Inc. (the Trust's
                                                             distributor). She is also
                                                             President and a director of
                                                             IFS Agency Services, Inc. (an
                                                             insurance agency), W&S
                                                             Financial Group Distributors,
                                                             Inc. (an annuity distributor)
                                                             and IFS Systems, Inc. She is
                                                             Senior Vice President and a
                                                             director of Fort Washington
                                                             Brokerage Services, Inc. (a
                                                             broker-dealer). She is
                                                             President of Touchstone Tax-
                                                             Free Trust, Touchstone
                                                             Investment Trust, Touchstone
                                                             Variable Series Trust and
                                                             Touchstone Strategic Trust.
                                                             She was President of
                                                             Touchstone Advisors, Inc. and
                                                             Touchstone Securities, Inc.
                                                             until 2004.

John F. Barrett              Trustee    Until retirement at  Chairman of the Board,              31      Director of The
The Western and                         age 75 or until he   President and Chief Executive               Andersons (an
Southern Life                           resigns or is        Officer of The Western and                  agribusiness and
Insurance Company                       removed              Southern Life Insurance                     retailing company);
400 Broadway                                                 Company, Western- Southern                  Convergys Corporation (a
Cincinnati, OH                          Trustee since 2000   Life Assurance Company and                  provider of business
Age:56                                                       Western & Southern Financial                support systems and
                                                             Group, Inc.; Director and                   customer care
                                                             Chairman of Columbus Life                   operations) and Fifth
                                                             Insurance Company; Fort                     Third Bancorp.
                                                             Washington Investment
                                                             Advisors, Inc., Integrity Life
                                                             Insurance Company and National
                                                             Integrity Life Insurance
                                                             Company; Director of Eagle
                                                             Realty Group, Inc., Eagle
                                                             Realty Investments, Inc. and
                                                             Integrated Fund Services, Inc;
                                                             Director, Chairman and CEO of
                                                             WestAd, Inc.; President and
                                                             Trustee of Western & Southern
                                                             Financial Fund, Inc.

John R. Lindholm             Trustee    Until retirement at  President, CEO and Director of      15      None
Integrity Life Insurance                age 75 or until he   Integrity Life Insurance
Company                                 resigns or is        Company and National Integrity
400 Broadway                            removed              Life Insurance Company. He was
Cincinnati, OH                                               the President of the Retail
Age:56                                                       Business Division of Arm
                                        Trustee since 2003   Financial Group from 1996
                                                             until 2000.

INDEPENDENT TRUSTEES:

Richard L. Brenan            Trustee    Until retirement at  Retired Managing Partner of         31      Director of Wing Eyecare
303 Broadway                            age 75 or until he   KPMG LLP (a certified public                Companies.
Cincinnati, OH                          resigns or is        accounting firm). Director of
Age:60                                  removed              The National Underwriter
                                        Trustee              Company (a publisher of
                                        since 2005           insurance and financial
                                                             service products) until 2004.

Phillip R. Cox               Trustee    Until retirement at  President and Chief Executive       31      Director of the Federal
303 Broadway                            age 75 or until he   Officer of Cox Financial Corp.              Reserve Bank of
Cincinnati, OH                          resigns or is        (a financial services                       Cleveland and Cinergy
Age:57                                  removed              company).                                   Corporation (a utility
                                                                                                         company); Chairman of
                                        Trustee since 1994                                               The Cincinnati Bell
                                                                                                         Telephone Company LLC;
                                                                                                         Director of The Timken
                                                                                                         Company (a manufacturer
                                                                                                         of bearings, alloy
                                                                                                         steels and related
                                                                                                         products and services).

H. Jerome Lerner             Trustee    Until retirement at  Principal of HJL Enterprises        31      None
303 Broadway                            age 75 or until he   (a privately held investment
Cincinnati, OH                          resigns or is        company).
Age:67                                  removed

                                        Trustee since 1999

102

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED):

                                                                                               Number
                                                                                              of Funds
                                                                                              Overseen
        Name,              Position(s)   Term of Office(2)                                     in the
       Address              Held with       and Length           Principal Occupation(s)     Touchstone     Other Directorships
       and Age               Trust(4)     of Time Served         During Past Five Years       Family(3)       Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Siekmann           Trustee    Until retirement at  Executive for Duro Bag              31      None
303 Broadway                            age 75 or until he   Manufacturing Co. (a bag
Cincinnati, OH                          resigns or is        manufacturer); President of
Age:67                                  removed              Shor Foundation for Epilepsy
                                                             Research (a charitable
                                        Trustee since 2005   foundation). Trustee of
                                                             Riverfront Funds (mutual
                                                             funds) from 1999 - 2004.

Robert E. Stautberg          Trustee    Until retirement at  Retired Partner of KPMG LLP (a      31      Trustee of Tri-Health
303 Broadway                            age 75 or until he   certified public accounting                 Physician Enterprise
Cincinnati, OH                          resigns or is        firm). Vice President of St.                Corporation.
Age:71                                  removed              Xavier High School.
                                        Trustee since 1994

John P. Zanotti              Trustee    Until retirement at  CEO, Chairman and Director of       31      Director of QMed (a
303 Broadway                            age 75 or until he   Avaton, Inc. (a wireless                    health care management
Cincinnati, OH                          resigns or is        entertainment company).                     company).
Age:57                                  removed              President of Cincinnati
                                                             Biomedical (a life science and
                                        Trustee since 2002   economic development company).
                                                             CEO, Chairman and Director of
                                                             Astrum Digital Information (an
                                                             information monitoring
                                                             company) from 2000 until 2001;
                                                             President of Great American
                                                             Life Insurance Company from
                                                             1999 until 2000. A Director of
                                                             Chiquita Brands International,
                                                             Inc. until 2000.

(1) Ms. McGruder, as a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor and an officer of affiliates of the advisor and distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., Chairman of Fort Washington Investment Advisors, Inc., the Trust's sub-advisor and an officer of other affiliates of the advisor and distributor is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Lindholm, as President and a Director of National Integrity Life Insurance Company and Integrity Life Insurance Company, subsidiaries of the Western and Southern Life Insurance Company, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he or she sooner resigns or is removed.

(3) The Touchstone Family of Funds consists of fifteen series of the Trust, five series of Touchstone Investment Trust, seven series of Touchstone Strategic Trust and four series of Touchstone Tax-Free Trust.

(4) Each Trustee, except Mr. Lindholm, is also a Trustee of Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Tax-Free Trust.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

PRINCIPAL OFFICERS(1):

                                                                                               Number
                                                                                              of Funds
                                                                                              Overseen
        Name,              Position(s)   Term of Office(1)                                     in the
       Address              Held with        and Length          Principal Occupation(s)     Touchstone     Other Directorships
       and Age                Trust        of Time Served        During Past Five Years       Family(2)       Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder            President   Until resignation,   See biography above.                31      Director of LaRosa's (a
Touchstone                 and Trustee  removal or                                                       restaurant chain).
Advisors, Inc.                          disqualification
303 Broadway
Cincinnati, OH                          President since
Age:50                                  2004; President
                                        from 2000-2002

Brian E. Hirsch               Vice      Until resignation,   Vice President-Compliance of        31      None
Touchstone Advisors, Inc.   President   removal or           IFS Financial Services, Inc.,
303 Broadway                and Chief   disqualification     Director of Compliance of Fort
Cincinnati, OH             Compliance                        Washington Brokerage Services,
Age:48                       Officer    Vice President       Inc.; Chief Compliance
                                        since 2003           Officer of Puglisi & Co. from
                                                             2001 until 2002; Vice
                                                             President - Compliance of
                                                             Palisade Capital Management
                                                             LLC (an investment advisor)
                                                             from 1997 until 2000.

James H. Grifo                Vice      Until resignation,   President of Touchstone             31      None
Touchstone Securities,      President   removal or           Securities, Inc. and
Inc.                                    disqualification     Touchstone Advisors, Inc.;
303 Broadway                                                 Managing Director of Deutsche
Cincinnati, OH                          Vice President       Asset Management until 2001.
Age:54                                  since 2004

William A. Dent               Vice      Until resignation,   Senior Vice President of            31      None
Touchstone Advisors, Inc.   President   removal or           Touchstone Advisors, Inc.;
303 Broadway                            disqualification     Marketing Director of
Cincinnati, OH                                               Promontory Interfinancial
Age: 42                                 Vice President       Network from 2002-2003; Senior
                                        since 2004           Vice President of McDonald
                                                             Investments from 1998 - 2001.

Terrie A. Wiedenheft       Controller   Until resignation,   Senior Vice President, Chief        31      None
Touchstone                     and      removal or           Financial Officer and
Advisors, Inc.              Treasurer   disqualification     Treasurer of Integrated Fund
303 Broadway                                                 Services, Inc., IFS Fund
Cincinnati, OH                          Controller since     Distributors, Inc. and Fort
Age:43                                  2000                 Washington Brokerage Services,
                                        Treasurer since      Inc. She is Chief Financial
                                        2003                 Officer of IFS Financial
                                                             Services, Inc., Touchstone
                                                             Advisors, Inc. and Touchstone
                                                             Securities, Inc. and Assistant
                                                             Treasurer of Fort Washington
                                                             Investment Advisors, Inc.

Tina H. Bloom               Secretary   Until resignation,   Vice President - Managing           31      None
Integrated Fund                         removal or           Attorney of Integrated Fund
Services, Inc.                          disqualification     Services, Inc. and IFS Fund
303 Broadway                                                 Distributors, Inc.
Cincinnati, OH                          Secretary since
Age:37                                  1999

(1) Each officer also holds the same office with Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Tax-Free Trust.

(2) The Touchstone Family of Funds consists of fifteen series of the Trust, five series of Touchstone Investment Trust, seven series of Touchstone Strategic Trust and four series of Touchstone Tax-Free Trust.

ITEM 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Robert Stautberg is the registrant's audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. Audit fees totaled $172,500 for the December 31, 2005 fiscal year and $121,300 for the December 31, 2004 fiscal year, including fees associated with the annual audit and filings of the registrant's Form N-1A and Form N-SAR.

(b) AUDIT-RELATED FEES. Audit-Related fees totaled $113,200 for the December 31, 2005 fiscal year and $102,500 for the December 31, 2004 fiscal year for SAS 70 internal control reviews of the Trust's fund accountant and transfer agent. Audit-related fees totaled $14,000 for the December 31, 2004 fiscal year for due diligence/merger services related to the Enhanced 30/Separate Account Ten merger.

(c) TAX FEES. Tax fees totaled approximately $37,500 for the December 31, 2005 fiscal year and $45,500 for the December 31, 2004 fiscal year and consisted of fees for tax compliance services and tax consultation services.

(d) ALL OTHER FEES. There were no other fees for the December 31, 2005 or December 31, 2004 fiscal years.

(e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICIES. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser (excluding its sub-advisors) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $179,150 for the December 31, 2005 fiscal year and $305,300 for the December 31, 2004 fiscal year.

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The Code of Ethics for Senior Financial Officers was filed with registrant's N-CSR for the December 31, 2005 fiscal year and is hereby incorporated by reference.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)    Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Touchstone Variable Series Trust
            --------------------------------------------------------------------

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  March 8, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  March 8, 2006

/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  March 8, 2006